United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/08

Date of Reporting Period:  Six months ended 1/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated MDT All Cap Core Fund

Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	1/31/2008
Net Asset Value, Beginning of Period	$16.74
Income From Investment Operations:
Net investment income (loss)	0.03	[4]
Net realized and unrealized gain (loss) on investments	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments	(1.19)
TOTAL DISTRIBUTIONS	(1.19)
Net Asset Value, End of Period	$15.32
Total Return [6]	(1.84)%

Ratios to Average Net Assets:
Net expenses	1.28	% [7]
Net investment income (loss)	0.37	% [7]
Expense waiver/reimbursement [8]	0.00	% [7,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$200,131
Portfolio turnover	97%

1 MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 The years ended July 31, 2007 and July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The years ended July 31, 2005 and 2004 were audited by another independent registered public accounting firm.

3 Reflects operations for the period from February 12, 2003 (date of initial public investment) to July 31, 2003.

4 Per share numbers have been calculated using the average shares method.

5 Represents less than $0.01.

6 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

10 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from October 1, 2002 to July 31, 2003.

See Notes which are an integral part of the Financial Statements

Year Ended July 31,							Period Ended
2007	[1,2]	2006	[2]	2005	[2]	2004 [2]	7/31/2003	[2,3]
$15.08		$15.26		$13.52		$11.75	$10.17

0.02	[4]	0.00	[4,5]	(0.00	) [4,5]	0.01	0.00	[5]
2.18		0.70		2.85		2.05	1.58
2.20		0.70		2.85		2.06	1.58

--		(0.00	) [5]	(0.03)		(0.02)	--
(0.54)		(0.88)		(1.08)		(0.27)	--
(0.54)		(0.88)		(1.11)		(0.29)	--
$16.74		$15.08		$15.26		$13.52	$11.75
14.67%		4.59%		21.79%		17.53%	15.54%

1.36%		1.50%		1.50%		1.50%	1.50	% [7]
0.13%		0.03%		(0.02)%		0.05%	0.21	% [7]
0.00	% [9]	0.05%		0.04%		0.15%	0.84	% [7]

$201,888		$101,723		$30,336		$9,628	$1,585
225%		212%		204%		96%	172	% [10]

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2008		7/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$16.51		$14.99		$15.25
Income From Investment Operations:
Net investment income (loss)	(0.03	) [3]	(0.11	) [3]	(0.10	) [3]
Net realized and unrealized gain (loss) on investments	(0.26)		2.17		0.72
TOTAL FROM INVESTMENT OPERATIONS	(0.29)		2.06		0.62
Less Distributions:
Distributions from net realized gain on investments	(1.19)		(0.54)		(0.88)
Net Asset Value, End of Period	$15.03		$16.51		$14.99
Total Return [4]	(2.24)%		13.81%		4.01%

Ratios to Average Net Assets:
Net expenses	2.06	% [5]	2.13%		2.25	% [5]
Net investment income (loss)	(0.41	% [5]	(0.64)%		(0.72	)% [5]
Expense waiver/reimbursement [6]	0.00	% [5,7]	0.00	% [7]	0.05	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$104,741		$104,957		$48,189
Portfolio turnover	97%		225%		212	% [8]

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	1/31/2008		7/31/2007	[1]
Net Asset Value, Beginning of Period	$16.86		$16.82
Income From Investment Operations:
Net investment income (loss)	(0.01	) [2]	(0.03	) [2]
Net realized and unrealized gain (loss) on investments	(0.25)		0.61
TOTAL FROM INVESTMENT OPERATIONS	(0.26)		0.58
Less Distributions:
Distributions from net realized gain on investments	(1.19)		(0.54)
Net Asset Value, End of Period	$15.41		$16.86
Total Return [3]	(2.01)%		3.52%

Ratios to Average Net Assets
Net expenses	1.75	% [4]	1.80	% [4]
Net investment income (loss)	(0.15	)% [4]	0.30	% [4]
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.02	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$547		$135
Portfolio turnover	97%		225	% [7]

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$981.60	$ 6.38
Class C Shares	$1,000	$977.60	$10.24
Class K Shares	$1,000	$979.90	$ 8.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$ 6.50
Class C Shares	$1,000	$1,014.78	$ 10.43
Class K Shares	$1,000	$1,016.34	$ 8.87

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.28%
Class C Shares	2.06%
Class K Shares	1.75%

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Money Center Bank	8.6%
Regional Bank	6.2%
Crude Oil & Gas Production	5.2%
Multi-Line Insurance	5.1%
Integrated Domestic Oil	5.1%
Internet Services	5.0%
Life Insurance	4.8%
Agricultural Chemicals	4.7%
Computers--Low End	4.7%
Integrated International Oil	4.6%
Property Liability Insurance	4.3%
Railroad	3.2%
Home Building	2.6%
Savings and Loan	2.5%
Oil Well Supply	2.2%
Metal Fabrication	2.0%
Telecommunication Equipment & Services	1.8%
Major Steel Producer	1.8%
Semiconductor Manufacturing	1.8%
Software Packaged/Custom	1.6%
Diversified Oil	1.6%
Oil Service, Explore & Drill	1.4%
Undesignated Consumer Cyclicals	1.3%
Department Stores	1.2%
Electric Utility	1.1%
Ethical Drugs	1.0%
Other [2]	13.3%
Cash Equivalents [3]	0.5%
Other Assets and Liabilities--Net [4]	0.8%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.7%
		Agricultural Chemicals--4.7%
165,900		Monsanto Co.	$18,653,796
		Agricultural Machinery--0.1%
6,500	[1]	AGCO Corp.	391,430
		Airline - Regional--0.2%
12,800	[1]	Republic Airways Holdings, Inc.	255,488
27,200		SkyWest, Inc.	707,744
		TOTAL	963,232
		Apparel--0.3%
5,100		Columbia Sportswear Co.	222,615
17,300		Guess ?, Inc.	645,463
13,100	[1]	Warnaco Group, Inc.	470,159
		TOTAL	1,338,237
		Auto Original Equipment Manufacturers--0.0%
6,400		Superior Industries International, Inc.	116,608
		Auto Rentals--0.0%
2,100	[1]	AMERCO	145,908
		Biotechnology--0.2%
7,500	[1]	Amgen, Inc.	349,425
6,800	[1]	Martek Biosciences Corp.	193,800
18,200	[1]	ViroPharma, Inc.	161,252
		TOTAL	704,477
		Book Publishing--0.1%
6,000	[1]	Scholastic Corp.	205,620
		Building Supply Stores--0.1%
20,800		Lowe's Cos., Inc.	549,952
		Clothing Stores--0.4%
16,100	[1]	Aeropostale, Inc.	453,537
13,400	[1]	Fossil, Inc.	455,332
13,900	[1]	Hanesbrands, Inc.	355,979
11,200	[1]	Jos A. Bank Clothiers, Inc.	305,088
		TOTAL	1,569,936
Shares			Value
		COMMON STOCKS--continued
		Commodity Chemicals--0.2%
16,400		Dow Chemical Co.	$634,024
		Computer Networking--0.0%
9,100	[1]	Foundry Networks, Inc.	125,580
		Computer Peripherals--0.2%
6,000	[1]	Hutchinson Technology, Inc.	94,620
23,200	[1]	Lexmark International Group, Class A	840,072
		TOTAL	934,692
		Computer Stores--0.2%
30,500	[1]	Ingram Micro, Inc., Class A	542,290
10,100	[1]	Tech Data Corp.	347,238
		TOTAL	889,528
		Computers - Low End--4.7%
138,200	[1]	Apple, Inc.	18,706,752
		Construction Machinery--0.1%
2,700		Caterpillar, Inc.	192,078
		Contracting--0.1%
4,400	[1]	Jacobs Engineering Group, Inc.	336,336
		Copper--0.1%
3,200	[1]	Southern Copper Corp.	300,288
		Crude Oil & Gas Production--5.2%
300		Anadarko Petroleum Corp.	17,577
181,100		Apache Corp.	17,284,184
21,700		Cimarex Energy Co.	885,577
17,700	[1]	Newfield Exploration Co.	882,876
9,400		Pioneer Natural Resources, Inc.	393,860
17,500	[1]	Stone Energy Corp.	717,500
11,700	[1]	Swift Energy Co.	504,855
		TOTAL	20,686,429
		Defense Aerospace--0.1%
5,300		Goodrich (B.F.) Co.	331,515
		Defense Electronics--0.1%
16,700	[1]	FLIR Systems, Inc.	505,676
Shares			Value
		COMMON STOCKS--continued
		Department Stores--1.2%
26,300		Dillards, Inc., Class A	$521,529
51,000	[1]	Kohl's Corp.	2,327,640
18,666	[1]	Sears Holdings Corp.	2,062,406
		TOTAL	4,911,575
		Discount Department Stores--0.2%
14,100	[1]	BJ's Wholesale Club, Inc.	457,404
21,300		Family Dollar Stores, Inc.	447,939
		TOTAL	905,343
		Diversified Leisure--0.3%
12,200	[1]	Bally Technologies, Inc.	581,208
15,500	[1]	Gaylord Entertainment Co.	452,445
		TOTAL	1,033,653
		Diversified Oil--1.6%
11,600		Murphy Oil Corp.	853,064
78,000		Occidental Petroleum Corp.	5,293,860
		TOTAL	6,146,924
		Drug Stores--0.1%
12,300		Longs Drug Stores Corp.	565,923
		Electric & Electrical Original Equipment Manufacturers--0.0%
4,600	[1]	Energy Conversion Devices, Inc.	106,168
		Electric Utility--1.1%
2,700	[1]	Allegheny Energy, Inc.	147,933
17,700		Northeast Utilities Co.	490,644
1,800		PPL Corp.	88,056
15,800		SCANA Corp.	589,182
43,600		Sempra Energy	2,437,240
14,800		Wisconsin Energy Corp.	673,844
		TOTAL	4,426,899
		Electrical Equipment--0.3%
5,700	[1]	Thomas & Betts Corp.	257,925
56,100		Xerox Corp.	863,940
		TOTAL	1,121,865
Shares			Value
		COMMON STOCKS--continued
		Electronic Instruments--0.1%
3,000		Analogic Corp.	$177,180
		Electronics Stores--0.0%
17,600		Circuit City Stores, Inc.	95,744
		Ethical Drugs--1.0%
31,100	[1]	Forest Laboratories, Inc., Class A	1,236,847
3,100		Pfizer, Inc.	72,509
65,300		Wyeth	2,598,940
		TOTAL	3,908,296
		Financial Services--0.9%
66,400		Ameriprise Financial, Inc.	3,672,584
		Furniture--0.0%
5,300		Ethan Allen Interiors, Inc.	164,035
		Gas Distributor--0.2%
9,500		NICOR, Inc.	389,500
1,500		New Jersey Resources Corp.	70,335
11,100	[1]	Southern Union Co.	301,698
6,100		WGL Holdings, Inc.	196,664
		TOTAL	958,197
		Generic Drugs--0.5%
4,900	[1]	Alpharma, Inc., Class A	100,548
46,100		Perrigo Co.	1,421,724
24,000	[1]	Warner Chilcott Ltd., Class A	406,800
		TOTAL	1,929,072
		Home Building--2.6%
51,500		Centex Corp.	1,430,670
111,000		D.R. Horton, Inc.	1,914,750
19,000	[1]	Hovnanian Enterprises, Inc., Class A	187,910
43,100		KB HOME	1,185,250
42,400		Lennar Corp., Class A	873,440
17,500		M.D.C. Holdings, Inc.	809,725
1,100	[1]	NVR, Inc.	694,650
77,000		Pulte Homes, Inc.	1,258,180
21,200		Ryland Group, Inc.	714,652
54,600	[1]	Toll Brothers, Inc.	1,271,088
		TOTAL	10,340,315
Shares			Value
		COMMON STOCKS--continued
		Industrial Machinery--0.2%
9,100	[1]	H&E Equipment Services, Inc.	$151,151
10,800	[1]	Terex Corp.	634,608
		TOTAL	785,759
		Insurance Brokerage--0.2%
200	[1]	Markel Corp.	92,600
22,800		Odyssey Re Holdings Corp.	865,944
		TOTAL	958,544
		Integrated Domestic Oil--5.1%
227,600		ConocoPhillips	18,280,832
39,300		Marathon Oil Corp.	1,841,205
		TOTAL	20,122,037
		Integrated International Oil--4.6%
213,700		Chevron Corp.	18,057,650
		Internet Services--5.0%
180,200	[1]	Amazon.com, Inc.	14,001,540
1,900	[1]	comScore, Inc.	50,863
214,900	[1]	eBay, Inc.	5,778,661
		TOTAL	19,831,064
		Leasing--0.1%
9,600		GATX Corp.	360,960
		Life Insurance--4.9%
179,700		MetLife, Inc.	10,596,909
10,000		Nationwide Financial Services, Inc., Class A	441,700
9,800		Protective Life Corp.	389,452
72,300		Prudential Financial, Inc.	6,099,951
12,400		StanCorp Financial Group, Inc.	610,204
17,300		Torchmark Corp.	1,056,338
		TOTAL	19,194,554
		Lumber Products--0.1%
25,100		Louisiana-Pacific Corp.	383,277
		Machine Tools--0.0%
1,500		Lincoln Electric Holdings	92,475
		Major Steel Producer--1.8%
69,600		United States Steel Corp.	7,106,856
Shares			Value
		COMMON STOCKS--continued
		Maritime--0.8%
26,700	[1]	Kirby Corp.	$1,227,666
29,000		Overseas Shipholding Group, Inc.	1,891,380
		TOTAL	3,119,046
		Medical Supplies--0.2%
1,300		Bard (C.R.), Inc.	125,541
18,800		Mentor Corp.	650,856
		TOTAL	776,397
		Medical Technology--0.6%
8,900	[1]	Intuitive Surgical, Inc.	2,260,600
1,500		Stryker Corp.	100,455
		TOTAL	2,361,055
		Metal Containers--0.1%
3,000		Greif, Inc., Class A	197,400
		Metal Fabrication--2.0%
69,300		Precision Castparts Corp.	7,886,340
		Miscellaneous Communications--0.1%
8,700	[1]	Bankrate, Inc.	471,801
		Miscellaneous Food Products--0.1%
11,100		Corn Products International, Inc.	375,180
2,100	[1]	Fresh Del Monte Produce, Inc.	67,284
		TOTAL	442,464
		Miscellaneous Components--0.7%
64,500		Amphenol Corp., Class A	2,576,130
3,600	[1]	Fairchild Semiconductor International, Inc., Class A	44,100
500	[1]	Zoran Corp.	5,900
		TOTAL	2,626,130
		Money Center Bank--8.6%
431,400		Bank of America Corp.	19,132,590
312,300		J.P. Morgan Chase & Co.	14,849,865
		TOTAL	33,982,455
		Mortgage and Title--0.4%
8,500		LandAmerica Financial Group, Inc.	443,360
33,300		MGIC Investment Corp.	616,050
24,000		PMI Group, Inc.	228,000
Shares			Value
		COMMON STOCKS--continued
		Mortgage and Title--continued
18,600		Radian Group, Inc.	$170,004
4,100		Stewart Information Services Corp.	140,343
		TOTAL	1,597,757
		Multi-Industry Capital Goods--0.6%
11,700		Carlisle Cos., Inc.	389,610
9,300	[1]	Ceradyne, Inc.	447,795
10,900	[1]	KBR, Inc.	344,331
22,300	[1]	Shaw Group, Inc.	1,259,950
		TOTAL	2,441,686
		Multi-Industry Transportation--0.0%
700		FedEx Corp.	65,436
		Multi-Line Insurance--5.1%
197,750		Allstate Corp.	9,743,143
54,000		Assurant, Inc.	3,504,060
4,100		FBL Financial Group, Inc., Class A	135,095
12,400		Hanover Insurance Group, Inc.	564,820
66,200		Hartford Financial Services Group, Inc.	5,346,974
2,900		Infinity Property & Casualty	115,623
5,000	[1]	Navigators Group, Inc.	288,650
23,400		UNUMProvident Corp.	529,308
3,300		Zenith National Insurance Corp.	131,406
		TOTAL	20,359,079
		Office Supplies--0.1%
8,700	[1]	United Stationers, Inc.	480,762
		Offshore Driller--0.3%
4,500	[1]	Bristow Group, Inc.	226,575
20,300	[1]	Hornbeck Offshore Services, Inc.	785,204
4,200	[1]	Oceaneering International, Inc.	241,836
		TOTAL	1,253,615
		Oil Service, Explore & Drill--1.4%
8,000	[1]	Continental Resources, Inc.	199,280
73,200		Helmerich & Payne, Inc.	2,870,904
28,500	[1]	Mariner Energy, Inc.	714,210
Shares			Value
		COMMON STOCKS--continued
		Oil Service, Explore & Drill--continued
8,100	[1]	McDermott International, Inc.	$382,158
14,400	[1]	Seacor Holdings, Inc.	1,270,080
		TOTAL	5,436,632
		Oil Well Supply--2.2%
125,400	[1]	Cameron International Corp.	5,048,604
69,900	[1]	FMC Technologies, Inc.	3,366,384
3,700		Halliburton Co.	122,729
3,200	[1]	National-Oilwell, Inc.	192,736
		TOTAL	8,730,453
		Other Communications Equipment--0.1%
4,200		Harris Corp.	229,698
29,100	[1]	Tellabs, Inc.	198,462
		TOTAL	428,160
		Paper Products--0.4%
45,700		International Paper Co.	1,473,825
		Personnel Agency--0.0%
7,200	[1]	Volt Information Science, Inc.	134,424
		Property Liability Insurance--4.3%
24,800		American Financial Group, Inc.	687,704
1,500		Berkley, W. R. Corp.	45,390
116,100		Chubb Corp.	6,012,819
2,000		Loews Corp.	93,380
2,400		Mercury General Corp.	115,416
7,100	[1]	Philadelphia Consolidated Holding Corp.	254,180
4,300	[1]	ProAssurance Corp.	248,110
11,200		Reinsurance Group of America	649,264
10,200		SAFECO Corp.	544,374
170,100		The Travelers Cos., Inc.	8,181,810
2,900		Transatlantic Holdings, Inc.	197,780
		TOTAL	17,030,227
		Railroad--3.2%
30,200		CSX Corp.	1,464,096
38,200		Norfolk Southern Corp.	2,077,698
72,100		Union Pacific Corp.	9,014,663
		TOTAL	12,556,457
Shares			Value
		COMMON STOCKS--continued
		Recreational Vehicles--0.1%
7,600		Harley Davidson, Inc.	$308,408
		Regional Bank--6.2%
15,900		Associated Banc Corp.	448,062
66,600		BB&T Corp.	2,416,248
10,400		City National Corp.	591,552
29,000		Comerica, Inc.	1,264,980
165,300		Fifth Third Bancorp	4,479,630
3,900		Frontier Financial Corp.	79,404
47,013		KeyCorp	1,229,390
33,500		M & T Bank Corp.	3,074,295
52,800		SunTrust Banks, Inc.	3,640,560
23,500		UnionBanCal Corp.	1,152,910
146,800		Wachovia Corp.	5,714,924
7,800		Wells Fargo & Co.	265,278
		TOTAL	24,357,233
		Resorts--0.2%
15,500	[1]	Vail Resorts, Inc.	733,770
		Restaurant--0.1%
2,400	[1]	Chipotle Mexican Grill, Inc.	292,176
		Savings & Loan--2.5%
14,000		Astoria Financial Corp.	380,520
12,200		Downey Financial Corp.	420,900
92,400		Federal Home Loan Mortgage Corp.	2,808,036
133,100		Federal National Mortgage Association	4,506,766
45,500		Hudson City Bancorp, Inc.	745,290
15,300		Newalliance Bancshares, Inc.	188,190
12,000		Washington Mutual Bank	239,040
20,900		Webster Financial Corp. Waterbury	707,883
		TOTAL	9,996,625
		Securities Brokerage--0.5%
7,500	[1]	Interactive Brokers Group, Inc., Class A	261,075
11,200	[1]	Knight Capital Group, Inc., Class A	187,600
32,300		OptionsXpress Holdings, Inc.	875,976
Shares			Value
		COMMON STOCKS--continued
		Securities Brokerage--continued
8,600		Raymond James Financial, Inc.	$241,574
30,900	[1]	TD Ameritrade Holding Corp.	579,684
		TOTAL	2,145,909
		Semiconductor Distribution--0.6%
68,500	[1]	Avnet, Inc.	2,439,285
		Semiconductor Manufacturing--1.8%
9,500		Intersil Holding Corp.	218,785
63,600	[1]	MEMC Electronic Materials, Inc.	4,544,856
7,100		Microchip Technology, Inc.	226,561
67,800	[1]	Micron Technology, Inc.	476,634
28,900	[1]	Omnivision Technologies, Inc.5	409,224
14,500	[1]	Plexus Corp.	327,555
23,400	[1]	Silicon Laboratories, Inc.	731,016
22,700	[1]	Spansion, Inc.	86,714
		TOTAL	7,021,345
		Services to Medical Professionals--0.4%
20,000	[1]	Express Scripts, Inc., Class A	1,349,800
2,200	[1]	Humana, Inc.	176,660
		TOTAL	1,526,460
		Shoes--0.1%
2,500	[1]	Deckers Outdoor Corp.	303,100
		Software Packaged/Custom--1.6%
45,300	[1]	Activision, Inc.	1,171,911
10,700	[1]	Advent Software, Inc.	483,212
13,000	[1]	CSG Systems International, Inc.	165,880
84,100	[1]	Computer Sciences Corp.	3,559,112
43,900		Electronic Data Systems Corp.	882,390
		TOTAL	6,262,505
		Specialty Chemicals--0.4%
3,300		Ashland, Inc.	150,249
8,100		Minerals Technologies, Inc.	440,640
18,500	[1]	OM Group, Inc.	1,061,530
1		Tronox Inc., Class B	7
		TOTAL	1,652,426
Shares			Value
		COMMON STOCKS--continued
		Specialty Retailing--0.3%
7,900		Barnes & Noble, Inc.	$268,205
15,900	[1]	Big Lots, Inc.	276,024
3,500		Nordstrom, Inc.	136,150
4,200		Pep Boys-Manny Moe & Jack	45,906
2,700	[1]	Tractor Supply Co.	104,058
12,800	[1]	Zale Corp.	209,920
		TOTAL	1,040,263
		Stainless Steel Producer--0.1%
3,200		Carpenter Technology Corp.	197,248
		Telecommunication Equipment & Services--1.8%
7,300	[1]	ADC Telecommunications, Inc.	107,967
181,400		Corning, Inc.	4,366,298
234,000		Motorola, Inc.	2,698,020
		TOTAL	7,172,285
		Toys & Games--0.0%
5,100	[1]	JAKKS Pacific, Inc.	120,156
		Trucking--0.2%
17,000		Ryder System, Inc.	885,020
		Undesignated Consumer Cyclicals--1.3%
49,300		DeVRY, Inc.	2,720,867
3,000	[1]	ITT Educational Services, Inc.	274,050
3,100	[1]	Parexel International Corp.	168,671
41,300		Pharmaceutical Product Development, Inc.	1,790,768
		TOTAL	4,954,356
		TOTAL COMMON STOCKS (IDENTIFIED COST $381,368,823)	390,899,214
Shares			Value
		MUTUAL FUND--0.5%
2,007,904	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	$2,007,904
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $383,376,727) [4]	392,907,118
		OTHER ASSETS AND LIABILITIES--NET--0.8% [5]	3,310,659
		TOTAL NET ASSETS--100%	$396,217,777

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $2,007,904 of investments in an affiliated issuer (Note 5) (identified cost $383,376,727)		$392,907,118
Cash		157,529
Income receivable		179,718
Receivable for investments sold		17,588,499
Receivable for shares sold		4,607,703
TOTAL ASSETS		415,440,567
Liabilities:
Payable for investments purchased	$17,925,888
Payable for shares redeemed	948,839
Payable for distribution services fee (Note 5)	64,088
Payable for shareholder services fee (Note 5)	189,392
Accrued expenses	94,583
TOTAL LIABILITIES		19,222,790
Net assets for 25,924,445 shares outstanding		$396,217,777
Net Assets Consist of:
Paid-in capital		$397,908,023
Net unrealized appreciation of investments		9,530,391
Accumulated net realized loss on investments		(11,682,190)
Undistributed net investment income		461,553
TOTAL NET ASSETS		$396,217,777
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($90,799,511 ÷ 5,861,696 shares outstanding), no par value, unlimited shares authorized		$15.49
Offering price per share		$15.49
Redemption proceeds per share		$15.49
Class A Shares:
Net asset value per share ($200,130,953 ÷ 13,060,296 shares outstanding), no par value, unlimited shares authorized		$15.32
Offering price per share (100/94.50 of $15.32) [1]		$16.21
Redemption proceeds per share		$15.32
Class C Shares:
Net asset value per share ($104,740,542 ÷ 6,966,971 shares outstanding), no par value, unlimited shares authorized		$15.03
Offering price per share		$15.03
Redemption proceeds per share (99.00/100 of $15.03) [1]		$14.88
Class K Shares:
Net asset value per share ($546,771 ÷ 35,482 shares outstanding), no par value, unlimited shares authorized		$15.41
Offering price per share		$15.41
Redemption proceeds per share		$15.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $114,317 received from an affiliated issuer (Note 5))			$3,408,232
Expenses:
Investment adviser fee (Note 5)		$1,551,742
Administrative personnel and services fee (Note 5)		162,826
Custodian fees		24,350
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		34,589
Transfer and dividend disbursing agent fees and expenses--Class A Shares		114,065
Transfer and dividend disbursing agent fees and expenses--Class C Shares		84,632
Transfer and dividend disbursing agent fees and expenses--Class K Shares		470
Directors'/Trustees' fees		2,872
Auditing fees		11,883
Legal fees		5,529
Portfolio accounting fees		67,938
Distribution services fee--Class C Shares (Note 5)		411,348
Distribution services fee--Class K Shares (Note 5)		751
Shareholder services fee--Class A Shares (Note 5)		262,105
Shareholder services fee--Class C Shares (Note 5)		125,921
Account administration fee--Class A Shares		228
Share registration costs		35,894
Printing and postage		48,938
Insurance premiums		3,303
Miscellaneous		2,217
Interest expense		2,208
TOTAL EXPENSES		2,953,809
Reimbursement and Waiver (Note 5):
Reimbursement of investment adviser fee	$(1,961)
Waiver of administrative personnel and services fee	(5,169)
TOTAL REIMBURSEMENT AND WAIVER		(7,130)
Net expenses			2,946,679
Net investment income			461,553
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(11,246,982)
Net change in unrealized appreciation of investments			2,411,343
Net realized and unrealized loss on investments			(8,835,639)
Change in net assets resulting from operations			$(8,374,086)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$461,553	$(65,931)
Net realized gain (loss) on investments	(11,246,982)	29,303,764
Net change in unrealized appreciation/depreciation of investments	2,411,343	5,456,660
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(8,374,086)	34,694,493
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(6,297,925)	(1,675,959)
Class A Shares	(14,822,479)	(5,228,169)
Class C Shares	(7,853,780)	(2,497,031)
Class K Shares	(32,808)	(3)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,006,992)	(9,401,162)
Share Transactions:
Proceeds from sale of shares	72,732,735	235,142,870
Net asset value of shares issued to shareholders in payment of distributions declared	25,603,827	8,258,175
Cost of shares redeemed	(56,845,189)	(69,157,702)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,491,373	174,243,343
Redemption fees	--	3,869
Change in net assets	4,110,295	199,540,543
Net Assets:
Beginning of period	392,107,482	192,566,939
End of period (including undistributed net investment income of $461,553 and $0, respectively)	$396,217,777	$392,107,482

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced offering Class C Shares on September 15, 2005. The Fund commenced offering Class K Shares on December 12, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,317,949	$22,289,384	2,677,589	$45,134,764
Shares issued to shareholders in payment of distributions declared	306,109	5,075,279	90,311	1,481,998
Shares redeemed	(804,209)	(13,857,419)	(537,678)	(8,951,521)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	819,849	$13,507,244	2,230,222	$37,665,241

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,954,373	$33,028,552	7,981,369	$129,791,451
Shares issued to shareholders in payment of distributions declared	864,495	14,186,366	300,058	4,887,949
Shares redeemed	(1,820,399)	(29,916,971)	(2,963,223)	(48,937,368)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	998,469	$17,297,947	5,318,204	$85,742,032

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,015,125	$16,821,812	3,709,500	$60,072,675
Shares issued to shareholders in payment of distributions declared	391,649	6,309,459	116,918	1,888,228
Shares redeemed	(798,329)	(12,908,750)	(681,786)	(11,263,611)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	608,445	$10,222,521	3,144,632	$50,697,292

	Six Months Ended 1/31/2008		Period Ended 7/31/2007 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	35,414	$592,987	8,309	$143,980
Shares issued to shareholders in payment of distributions declared	1,982	32,723	--	--
Shares redeemed	(9,933)	(162,049)	(290)	(5,202)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	27,463	$463,661	8,019	$138,778
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,454,226	$41,491,373	10,701,077	$174,243,343

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $508, $2,298 and $1,063, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $383,376,727. The net unrealized appreciation of investments for federal tax purposes was $9,530,391. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,866,621 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,336,230.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain classes of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser could seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, expenses cannot be recovered by the Adviser after December 8, 2006.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,169 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $156,448 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC, the principal distributor, retained $33,755 in sales charges from the sale of Class A Shares. FSC also retained $4,449 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $2,441 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.30% for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $1,961. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	5,916,667	34,710,305	38,619,068	2,007,904	$2,007,904	$114,317

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$411,583,314
Sales	$397,451,356

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contracts at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one year period and outperformed its benchmark index for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R106
Cusip 31421R205
Cusip 31421R718

36361 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	1/31/2008
Net Asset Value, Beginning of Period	$16.88
Income From Investment Operations:
Net investment income	0.06	[4]
Net realized and unrealized gain (loss) on investments	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments	(1.19)
TOTAL DISTRIBUTIONS	(1.19)
Net Asset Value, End of Period	$15.49
Total Return [5]	(1.65)%

Ratios to Average Net Assets:
Net expenses	1.00	% [6]
Net investment income	0.65	% [6]
Expense waiver/reimbursement [7]	0.00	% [6,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$90,800
Portfolio turnover	97%

1 MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT All Cap Core Fund (the "Fund"), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 The years ended July 31, 2007 and July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The years ended July 31, 2005 and 2004 were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 1, 2002 (date of initial public investment) to July 31, 2003.

4 Per share numbers have been calculated using the average shares method.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from October 1, 2002 to July 31, 2003.

See Notes which are an integral part of the Financial Statements

Year Ended July 31,				Period Ended
2007 [1,2]	2006 [2]	2005 [2]	2004 [2]	7/31/2003	[2,3]
$15.17	$15.32	$13.55	$11.76	$10.00

0.07 [4]	0.05 [4]	0.03 [4]	0.04	0.03
2.18	0.70	2.87	2.05	1.75
2.25	0.75	2.90	2.09	1.78

--	(0.02)	(0.05)	(0.03)	(0.01)
(0.54)	(0.88)	(1.08)	(0.27)	(0.01)
(0.54)	(0.90)	(1.13)	(0.30)	(0.02)
$16.88	$15.17	$15.32	$13.55	$11.76
14.92%	4.85%	22.14%	17.78%	17.75%

1.07%	1.25%	1.25%	1.25%	1.33	% [6]
0.40%	0.28%	0.23%	0.30%	0.37	% [6]
0.01%	0.05%	0.04%	0.15%	0.85	% [6]

$85,128	$42,656	$43,782	$31,532	$23,455
225%	212%	204%	96%	172	% [9]

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$983.50	$4.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.11	$5.08

1 Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Money Center Bank	8.6%
Regional Bank	6.2%
Crude Oil & Gas Production	5.2%
Multi-Line Insurance	5.1%
Integrated Domestic Oil	5.1%
Internet Services	5.0%
Life Insurance	4.8%
Agricultural Chemicals	4.7%
Computers--Low End	4.7%
Integrated International Oil	4.6%
Property Liability Insurance	4.3%
Railroad	3.2%
Home Building	2.6%
Savings and Loan	2.5%
Oil Well Supply	2.2%
Metal Fabrication	2.0%
Telecommunication Equipment & Services	1.8%
Major Steel Producer	1.8%
Semiconductor Manufacturing	1.8%
Software Packaged/Custom	1.6%
Diversified Oil	1.6%
Oil Service, Explore & Drill	1.4%
Undesignated Consumer Cyclicals	1.3%
Department Stores	1.2%
Electric Utility	1.1%
Ethical Drugs	1.0%
Other [2]	13.3%
Cash Equivalents [3]	0.5%
Other Assets and Liabilities--Net [4]	0.8%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.7%
		Agricultural Chemicals--4.7%
165,900		Monsanto Co.	$18,653,796
		Agricultural Machinery--0.1%
6,500	[1]	AGCO Corp.	391,430
		Airline - Regional--0.2%
12,800	[1]	Republic Airways Holdings, Inc.	255,488
27,200		SkyWest, Inc.	707,744
		TOTAL	963,232
		Apparel--0.3%
5,100		Columbia Sportswear Co.	222,615
17,300		Guess ?, Inc.	645,463
13,100	[1]	Warnaco Group, Inc.	470,159
		TOTAL	1,338,237
		Auto Original Equipment Manufacturers--0.0%
6,400		Superior Industries International, Inc.	116,608
		Auto Rentals--0.0%
2,100	[1]	AMERCO	145,908
		Biotechnology--0.2%
7,500	[1]	Amgen, Inc.	349,425
6,800	[1]	Martek Biosciences Corp.	193,800
18,200	[1]	ViroPharma, Inc.	161,252
		TOTAL	704,477
		Book Publishing--0.1%
6,000	[1]	Scholastic Corp.	205,620
		Building Supply Stores--0.1%
20,800		Lowe's Cos., Inc.	549,952
		Clothing Stores--0.4%
16,100	[1]	Aeropostale, Inc.	453,537
13,400	[1]	Fossil, Inc.	455,332
13,900	[1]	Hanesbrands, Inc.	355,979
11,200	[1]	Jos A. Bank Clothiers, Inc.	305,088
		TOTAL	1,569,936
Shares			Value
		COMMON STOCKS--continued
		Commodity Chemicals--0.2%
16,400		Dow Chemical Co.	$634,024
		Computer Networking--0.0%
9,100	[1]	Foundry Networks, Inc.	125,580
		Computer Peripherals--0.2%
6,000	[1]	Hutchinson Technology, Inc.	94,620
23,200	[1]	Lexmark International Group, Class A	840,072
		TOTAL	934,692
		Computer Stores--0.2%
30,500	[1]	Ingram Micro, Inc., Class A	542,290
10,100	[1]	Tech Data Corp.	347,238
		TOTAL	889,528
		Computers - Low End--4.7%
138,200	[1]	Apple, Inc.	18,706,752
		Construction Machinery--0.1%
2,700		Caterpillar, Inc.	192,078
		Contracting--0.1%
4,400	[1]	Jacobs Engineering Group, Inc.	336,336
		Copper--0.1%
3,200	[1]	Southern Copper Corp.	300,288
		Crude Oil & Gas Production--5.2%
300		Anadarko Petroleum Corp.	17,577
181,100		Apache Corp.	17,284,184
21,700		Cimarex Energy Co.	885,577
17,700	[1]	Newfield Exploration Co.	882,876
9,400		Pioneer Natural Resources, Inc.	393,860
17,500	[1]	Stone Energy Corp.	717,500
11,700	[1]	Swift Energy Co.	504,855
		TOTAL	20,686,429
		Defense Aerospace--0.1%
5,300		Goodrich (B.F.) Co.	331,515
		Defense Electronics--0.1%
16,700	[1]	FLIR Systems, Inc.	505,676
Shares			Value
		COMMON STOCKS--continued
		Department Stores--1.2%
26,300		Dillards, Inc., Class A	$521,529
51,000	[1]	Kohl's Corp.	2,327,640
18,666	[1]	Sears Holdings Corp.	2,062,406
		TOTAL	4,911,575
		Discount Department Stores--0.2%
14,100	[1]	BJ's Wholesale Club, Inc.	457,404
21,300		Family Dollar Stores, Inc.	447,939
		TOTAL	905,343
		Diversified Leisure--0.3%
12,200	[1]	Bally Technologies, Inc.	581,208
15,500	[1]	Gaylord Entertainment Co.	452,445
		TOTAL	1,033,653
		Diversified Oil--1.6%
11,600		Murphy Oil Corp.	853,064
78,000		Occidental Petroleum Corp.	5,293,860
		TOTAL	6,146,924
		Drug Stores--0.1%
12,300		Longs Drug Stores Corp.	565,923
		Electric & Electrical Original Equipment Manufacturers--0.0%
4,600	[1]	Energy Conversion Devices, Inc.	106,168
		Electric Utility--1.1%
2,700	[1]	Allegheny Energy, Inc.	147,933
17,700		Northeast Utilities Co.	490,644
1,800		PPL Corp.	88,056
15,800		SCANA Corp.	589,182
43,600		Sempra Energy	2,437,240
14,800		Wisconsin Energy Corp.	673,844
		TOTAL	4,426,899
		Electrical Equipment--0.3%
5,700	[1]	Thomas & Betts Corp.	257,925
56,100		Xerox Corp.	863,940
		TOTAL	1,121,865
Shares			Value
		COMMON STOCKS--continued
		Electronic Instruments--0.1%
3,000		Analogic Corp.	$177,180
		Electronics Stores--0.0%
17,600		Circuit City Stores, Inc.	95,744
		Ethical Drugs--1.0%
31,100	[1]	Forest Laboratories, Inc., Class A	1,236,847
3,100		Pfizer, Inc.	72,509
65,300		Wyeth	2,598,940
		TOTAL	3,908,296
		Financial Services--0.9%
66,400		Ameriprise Financial, Inc.	3,672,584
		Furniture--0.0%
5,300		Ethan Allen Interiors, Inc.	164,035
		Gas Distributor--0.2%
9,500		NICOR, Inc.	389,500
1,500		New Jersey Resources Corp.	70,335
11,100	[1]	Southern Union Co.	301,698
6,100		WGL Holdings, Inc.	196,664
		TOTAL	958,197
		Generic Drugs--0.5%
4,900	[1]	Alpharma, Inc., Class A	100,548
46,100		Perrigo Co.	1,421,724
24,000	[1]	Warner Chilcott Ltd., Class A	406,800
		TOTAL	1,929,072
		Home Building--2.6%
51,500		Centex Corp.	1,430,670
111,000		D.R. Horton, Inc.	1,914,750
19,000	[1]	Hovnanian Enterprises, Inc., Class A	187,910
43,100		KB HOME	1,185,250
42,400		Lennar Corp., Class A	873,440
17,500		M.D.C. Holdings, Inc.	809,725
1,100	[1]	NVR, Inc.	694,650
77,000		Pulte Homes, Inc.	1,258,180
21,200		Ryland Group, Inc.	714,652
54,600	[1]	Toll Brothers, Inc.	1,271,088
		TOTAL	10,340,315
Shares			Value
		COMMON STOCKS--continued
		Industrial Machinery--0.2%
9,100	[1]	H&E Equipment Services, Inc.	$151,151
10,800	[1]	Terex Corp.	634,608
		TOTAL	785,759
		Insurance Brokerage--0.2%
200	[1]	Markel Corp.	92,600
22,800		Odyssey Re Holdings Corp.	865,944
		TOTAL	958,544
		Integrated Domestic Oil--5.1%
227,600		ConocoPhillips	18,280,832
39,300		Marathon Oil Corp.	1,841,205
		TOTAL	20,122,037
		Integrated International Oil--4.6%
213,700		Chevron Corp.	18,057,650
		Internet Services--5.0%
180,200	[1]	Amazon.com, Inc.	14,001,540
1,900	[1]	comScore, Inc.	50,863
214,900	[1]	eBay, Inc.	5,778,661
		TOTAL	19,831,064
		Leasing--0.1%
9,600		GATX Corp.	360,960
		Life Insurance--4.9%
179,700		MetLife, Inc.	10,596,909
10,000		Nationwide Financial Services, Inc., Class A	441,700
9,800		Protective Life Corp.	389,452
72,300		Prudential Financial, Inc.	6,099,951
12,400		StanCorp Financial Group, Inc.	610,204
17,300		Torchmark Corp.	1,056,338
		TOTAL	19,194,554
		Lumber Products--0.1%
25,100		Louisiana-Pacific Corp.	383,277
		Machine Tools--0.0%
1,500		Lincoln Electric Holdings	92,475
		Major Steel Producer--1.8%
69,600		United States Steel Corp.	7,106,856
Shares			Value
		COMMON STOCKS--continued
		Maritime--0.8%
26,700	[1]	Kirby Corp.	$1,227,666
29,000		Overseas Shipholding Group, Inc.	1,891,380
		TOTAL	3,119,046
		Medical Supplies--0.2%
1,300		Bard (C.R.), Inc.	125,541
18,800		Mentor Corp.	650,856
		TOTAL	776,397
		Medical Technology--0.6%
8,900	[1]	Intuitive Surgical, Inc.	2,260,600
1,500		Stryker Corp.	100,455
		TOTAL	2,361,055
		Metal Containers--0.1%
3,000		Greif, Inc., Class A	197,400
		Metal Fabrication--2.0%
69,300		Precision Castparts Corp.	7,886,340
		Miscellaneous Communications--0.1%
8,700	[1]	Bankrate, Inc.	471,801
		Miscellaneous Food Products--0.1%
11,100		Corn Products International, Inc.	375,180
2,100	[1]	Fresh Del Monte Produce, Inc.	67,284
		TOTAL	442,464
		Miscellaneous Components--0.7%
64,500		Amphenol Corp., Class A	2,576,130
3,600	[1]	Fairchild Semiconductor International, Inc., Class A	44,100
500	[1]	Zoran Corp.	5,900
		TOTAL	2,626,130
		Money Center Bank--8.6%
431,400		Bank of America Corp.	19,132,590
312,300		J.P. Morgan Chase & Co.	14,849,865
		TOTAL	33,982,455
		Mortgage and Title--0.4%
8,500		LandAmerica Financial Group, Inc.	443,360
33,300		MGIC Investment Corp.	616,050
24,000		PMI Group, Inc.	228,000
Shares			Value
		COMMON STOCKS--continued
		Mortgage and Title--continued
18,600		Radian Group, Inc.	$170,004
4,100		Stewart Information Services Corp.	140,343
		TOTAL	1,597,757
		Multi-Industry Capital Goods--0.6%
11,700		Carlisle Cos., Inc.	389,610
9,300	[1]	Ceradyne, Inc.	447,795
10,900	[1]	KBR, Inc.	344,331
22,300	[1]	Shaw Group, Inc.	1,259,950
		TOTAL	2,441,686
		Multi-Industry Transportation--0.0%
700		FedEx Corp.	65,436
		Multi-Line Insurance--5.1%
197,750		Allstate Corp.	9,743,143
54,000		Assurant, Inc.	3,504,060
4,100		FBL Financial Group, Inc., Class A	135,095
12,400		Hanover Insurance Group, Inc.	564,820
66,200		Hartford Financial Services Group, Inc.	5,346,974
2,900		Infinity Property & Casualty	115,623
5,000	[1]	Navigators Group, Inc.	288,650
23,400		UNUMProvident Corp.	529,308
3,300		Zenith National Insurance Corp.	131,406
		TOTAL	20,359,079
		Office Supplies--0.1%
8,700	[1]	United Stationers, Inc.	480,762
		Offshore Driller--0.3%
4,500	[1]	Bristow Group, Inc.	226,575
20,300	[1]	Hornbeck Offshore Services, Inc.	785,204
4,200	[1]	Oceaneering International, Inc.	241,836
		TOTAL	1,253,615
		Oil Service, Explore & Drill--1.4%
8,000	[1]	Continental Resources, Inc.	199,280
73,200		Helmerich & Payne, Inc.	2,870,904
28,500	[1]	Mariner Energy, Inc.	714,210
Shares			Value
		COMMON STOCKS--continued
		Oil Service, Explore & Drill--continued
8,100	[1]	McDermott International, Inc.	$382,158
14,400	[1]	Seacor Holdings, Inc.	1,270,080
		TOTAL	5,436,632
		Oil Well Supply--2.2%
125,400	[1]	Cameron International Corp.	5,048,604
69,900	[1]	FMC Technologies, Inc.	3,366,384
3,700		Halliburton Co.	122,729
3,200	[1]	National-Oilwell, Inc.	192,736
		TOTAL	8,730,453
		Other Communications Equipment--0.1%
4,200		Harris Corp.	229,698
29,100	[1]	Tellabs, Inc.	198,462
		TOTAL	428,160
		Paper Products--0.4%
45,700		International Paper Co.	1,473,825
		Personnel Agency--0.0%
7,200	[1]	Volt Information Science, Inc.	134,424
		Property Liability Insurance--4.3%
24,800		American Financial Group, Inc.	687,704
1,500		Berkley, W. R. Corp.	45,390
116,100		Chubb Corp.	6,012,819
2,000		Loews Corp.	93,380
2,400		Mercury General Corp.	115,416
7,100	[1]	Philadelphia Consolidated Holding Corp.	254,180
4,300	[1]	ProAssurance Corp.	248,110
11,200		Reinsurance Group of America	649,264
10,200		SAFECO Corp.	544,374
170,100		The Travelers Cos., Inc.	8,181,810
2,900		Transatlantic Holdings, Inc.	197,780
		TOTAL	17,030,227
		Railroad--3.2%
30,200		CSX Corp.	1,464,096
38,200		Norfolk Southern Corp.	2,077,698
72,100		Union Pacific Corp.	9,014,663
		TOTAL	12,556,457
Shares			Value
		COMMON STOCKS--continued
		Recreational Vehicles--0.1%
7,600		Harley Davidson, Inc.	$308,408
		Regional Bank--6.2%
15,900		Associated Banc Corp.	448,062
66,600		BB&T Corp.	2,416,248
10,400		City National Corp.	591,552
29,000		Comerica, Inc.	1,264,980
165,300		Fifth Third Bancorp	4,479,630
3,900		Frontier Financial Corp.	79,404
47,013		KeyCorp	1,229,390
33,500		M & T Bank Corp.	3,074,295
52,800		SunTrust Banks, Inc.	3,640,560
23,500		UnionBanCal Corp.	1,152,910
146,800		Wachovia Corp.	5,714,924
7,800		Wells Fargo & Co.	265,278
		TOTAL	24,357,233
		Resorts--0.2%
15,500	[1]	Vail Resorts, Inc.	733,770
		Restaurant--0.1%
2,400	[1]	Chipotle Mexican Grill, Inc.	292,176
		Savings & Loan--2.5%
14,000		Astoria Financial Corp.	380,520
12,200		Downey Financial Corp.	420,900
92,400		Federal Home Loan Mortgage Corp.	2,808,036
133,100		Federal National Mortgage Association	4,506,766
45,500		Hudson City Bancorp, Inc.	745,290
15,300		Newalliance Bancshares, Inc.	188,190
12,000		Washington Mutual Bank	239,040
20,900		Webster Financial Corp. Waterbury	707,883
		TOTAL	9,996,625
		Securities Brokerage--0.5%
7,500	[1]	Interactive Brokers Group, Inc., Class A	261,075
11,200	[1]	Knight Capital Group, Inc., Class A	187,600
32,300		OptionsXpress Holdings, Inc.	875,976
Shares			Value
		COMMON STOCKS--continued
		Securities Brokerage--continued
8,600		Raymond James Financial, Inc.	$241,574
30,900	[1]	TD Ameritrade Holding Corp.	579,684
		TOTAL	2,145,909
		Semiconductor Distribution--0.6%
68,500	[1]	Avnet, Inc.	2,439,285
		Semiconductor Manufacturing--1.8%
9,500		Intersil Holding Corp.	218,785
63,600	[1]	MEMC Electronic Materials, Inc.	4,544,856
7,100		Microchip Technology, Inc.	226,561
67,800	[1]	Micron Technology, Inc.	476,634
28,900	[1]	Omnivision Technologies, Inc.5	409,224
14,500	[1]	Plexus Corp.	327,555
23,400	[1]	Silicon Laboratories, Inc.	731,016
22,700	[1]	Spansion, Inc.	86,714
		TOTAL	7,021,345
		Services to Medical Professionals--0.4%
20,000	[1]	Express Scripts, Inc., Class A	1,349,800
2,200	[1]	Humana, Inc.	176,660
		TOTAL	1,526,460
		Shoes--0.1%
2,500	[1]	Deckers Outdoor Corp.	303,100
		Software Packaged/Custom--1.6%
45,300	[1]	Activision, Inc.	1,171,911
10,700	[1]	Advent Software, Inc.	483,212
13,000	[1]	CSG Systems International, Inc.	165,880
84,100	[1]	Computer Sciences Corp.	3,559,112
43,900		Electronic Data Systems Corp.	882,390
		TOTAL	6,262,505
		Specialty Chemicals--0.4%
3,300		Ashland, Inc.	150,249
8,100		Minerals Technologies, Inc.	440,640
18,500	[1]	OM Group, Inc.	1,061,530
1		Tronox Inc., Class B	7
		TOTAL	1,652,426
Shares			Value
		COMMON STOCKS--continued
		Specialty Retailing--0.3%
7,900		Barnes & Noble, Inc.	$268,205
15,900	[1]	Big Lots, Inc.	276,024
3,500		Nordstrom, Inc.	136,150
4,200		Pep Boys-Manny Moe & Jack	45,906
2,700	[1]	Tractor Supply Co.	104,058
12,800	[1]	Zale Corp.	209,920
		TOTAL	1,040,263
		Stainless Steel Producer--0.1%
3,200		Carpenter Technology Corp.	197,248
		Telecommunication Equipment & Services--1.8%
7,300	[1]	ADC Telecommunications, Inc.	107,967
181,400		Corning, Inc.	4,366,298
234,000		Motorola, Inc.	2,698,020
		TOTAL	7,172,285
		Toys & Games--0.0%
5,100	[1]	JAKKS Pacific, Inc.	120,156
		Trucking--0.2%
17,000		Ryder System, Inc.	885,020
		Undesignated Consumer Cyclicals--1.3%
49,300		DeVRY, Inc.	2,720,867
3,000	[1]	ITT Educational Services, Inc.	274,050
3,100	[1]	Parexel International Corp.	168,671
41,300		Pharmaceutical Product Development, Inc.	1,790,768
		TOTAL	4,954,356
		TOTAL COMMON STOCKS (IDENTIFIED COST $381,368,823)	390,899,214
Shares			Value
		MUTUAL FUND--0.5%
2,007,904	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	$2,007,904
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $383,376,727) [4]	392,907,118
		OTHER ASSETS AND LIABILITIES--NET--0.8% [5]	3,310,659
		TOTAL NET ASSETS--100%	$396,217,777

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $2,007,904 of investments in an affiliated issuer (Note 5) (identified cost $383,376,727)		$392,907,118
Cash		157,529
Income receivable		179,718
Receivable for investments sold		17,588,499
Receivable for shares sold		4,607,703
TOTAL ASSETS		415,440,567
Liabilities:
Payable for investments purchased	$17,925,888
Payable for shares redeemed	948,839
Payable for distribution services fee (Note 5)	64,088
Payable for shareholder services fee (Note 5)	189,392
Accrued expenses	94,583
TOTAL LIABILITIES		19,222,790
Net assets for 25,924,445 shares outstanding		$396,217,777
Net Assets Consist of:
Paid-in capital		$397,908,023
Net unrealized appreciation of investments		9,530,391
Accumulated net realized loss on investments		(11,682,190)
Undistributed net investment income		461,553
TOTAL NET ASSETS		$396,217,777
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($90,799,511 ÷ 5,861,696 shares outstanding), no par value, unlimited shares authorized		$15.49
Offering price per share		$15.49
Redemption proceeds per share		$15.49
Class A Shares:
Net asset value per share ($200,130,953 ÷ 13,060,296 shares outstanding), no par value, unlimited shares authorized		$15.32
Offering price per share (100/94.50 of $15.32) [1]		$16.21
Redemption proceeds per share		$15.32
Class C Shares:
Net asset value per share ($104,740,542 ÷ 6,966,971 shares outstanding), no par value, unlimited shares authorized		$15.03
Offering price per share		$15.03
Redemption proceeds per share (99.00/100 of $15.03) [1]		$14.88
Class K Shares:
Net asset value per share ($546,771 ÷ 35,482 shares outstanding), no par value, unlimited shares authorized		$15.41
Offering price per share		$15.41
Redemption proceeds per share		$15.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $114,317 received from an affiliated issuer (Note 5))			$3,408,232
Expenses:
Investment adviser fee (Note 5)		$1,551,742
Administrative personnel and services fee (Note 5)		162,826
Custodian fees		24,350
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		34,589
Transfer and dividend disbursing agent fees and expenses--Class A Shares		114,065
Transfer and dividend disbursing agent fees and expenses--Class C Shares		84,632
Transfer and dividend disbursing agent fees and expenses--Class K Shares		470
Directors'/Trustees' fees		2,872
Auditing fees		11,883
Legal fees		5,529
Portfolio accounting fees		67,938
Distribution services fee--Class C Shares (Note 5)		411,348
Distribution services fee--Class K Shares (Note 5)		751
Shareholder services fee--Class A Shares (Note 5)		262,105
Shareholder services fee--Class C Shares (Note 5)		125,921
Account administration fee--Class A Shares		228
Share registration costs		35,894
Printing and postage		48,938
Insurance premiums		3,303
Miscellaneous		2,217
Interest expense		2,208
TOTAL EXPENSES		2,953,809
Reimbursement and Waiver (Note 5):
Reimbursement of investment adviser fee	$(1,961)
Waiver of administrative personnel and services fee	(5,169)
TOTAL REIMBURSEMENT AND WAIVER		(7,130)
Net expenses			2,946,679
Net investment income			461,553
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(11,246,982)
Net change in unrealized appreciation of investments			2,411,343
Net realized and unrealized loss on investments			(8,835,639)
Change in net assets resulting from operations			$(8,374,086)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$461,553	$(65,931)
Net realized gain (loss) on investments	(11,246,982)	29,303,764
Net change in unrealized appreciation/depreciation of investments	2,411,343	5,456,660
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(8,374,086)	34,694,493
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(6,297,925)	(1,675,959)
Class A Shares	(14,822,479)	(5,228,169)
Class C Shares	(7,853,780)	(2,497,031)
Class K Shares	(32,808)	(3)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,006,992)	(9,401,162)
Share Transactions:
Proceeds from sale of shares	72,732,735	235,142,870
Net asset value of shares issued to shareholders in payment of distributions declared	25,603,827	8,258,175
Cost of shares redeemed	(56,845,189)	(69,157,702)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,491,373	174,243,343
Redemption fees	--	3,869
Change in net assets	4,110,295	199,540,543
Net Assets:
Beginning of period	392,107,482	192,566,939
End of period (including undistributed net investment income of $461,553 and $0, respectively)	$396,217,777	$392,107,482

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced offering Class C Shares on September 15, 2005. The Fund commenced offering Class K Shares on December 12, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,317,949	$22,289,384	2,677,589	$45,134,764
Shares issued to shareholders in payment of distributions declared	306,109	5,075,279	90,311	1,481,998
Shares redeemed	(804,209)	(13,857,419)	(537,678)	(8,951,521)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	819,849	$13,507,244	2,230,222	$37,665,241

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,954,373	$33,028,552	7,981,369	$129,791,451
Shares issued to shareholders in payment of distributions declared	864,495	14,186,366	300,058	4,887,949
Shares redeemed	(1,820,399)	(29,916,971)	(2,963,223)	(48,937,368)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	998,469	$17,297,947	5,318,204	$85,742,032

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,015,125	$16,821,812	3,709,500	$60,072,675
Shares issued to shareholders in payment of distributions declared	391,649	6,309,459	116,918	1,888,228
Shares redeemed	(798,329)	(12,908,750)	(681,786)	(11,263,611)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	608,445	$10,222,521	3,144,632	$50,697,292

	Six Months Ended 1/31/2008		Period Ended 7/31/2007 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	35,414	$592,987	8,309	$143,980
Shares issued to shareholders in payment of distributions declared	1,982	32,723	--	--
Shares redeemed	(9,933)	(162,049)	(290)	(5,202)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	27,463	$463,661	8,019	$138,778
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,454,226	$41,491,373	10,701,077	$174,243,343

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $508, $2,298 and $1,063, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $383,376,727. The net unrealized appreciation of investments for federal tax purposes was $9,530,391. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,866,621 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,336,230.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain classes of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser could seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, expenses cannot be recovered by the Adviser after December 8, 2006.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,169 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $156,448 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC, the principal distributor, retained $33,755 in sales charges from the sale of Class A Shares. FSC also retained $4,449 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $2,441 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.30% for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $1,961. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	5,916,667	34,710,305	38,619,068	2,007,904	$2,007,904	$114,317

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$411,583,314
Sales	$397,451,356

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contracts at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index, for the one year period and outperformed its benchmark index for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R304

36362 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Balanced Fund

Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007 [1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.75		$13.21	$13.67
Income From Investment Operations:
Net investment income	0.17	[3]	0.20 [3]	0.18	[3]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.19)		1.15	0.46
TOTAL FROM INVESTMENT OPERATIONS	(0.02)		1.35	0.64
Less Distributions:
Distributions from net investment income	(0.17)		(0.16)	(0.17)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.35)		(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.52)		(0.81)	(1.10)
Net Asset Value, End of Period	$13.21		$13.75	$13.21
Total Return [4]	(0.32)%		10.39%	4.85%

Ratios to Average Net Assets:
Net expenses	1.34	% [5]	1.40%	1.50	% [5]
Net investment income	2.46	% [5]	1.42%	1.60	% [5]
Expense waiver/reimbursement [6]	0.04	% [5]	0.13%	0.17	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$143,771		$51,167	$1,962
Portfolio turnover	74%		174%	139	% [7]

1 MDT Balanced Fund (the "Predecessor Fund") was reorganized into Federated MDT Balanced Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007 [1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.60		$13.13	$13.67
Income From Investment Operations:
Net investment income	0.13	[3]	0.09 [3]	0.10	[3]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.20)		1.14	0.44
TOTAL FROM INVESTMENT OPERATIONS	(0.07)		1.23	0.54
Less Distributions:
Distributions from net investment income	(0.14)		(0.11)	(0.15)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.35)		(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.49)		(0.76)	(1.08)
Net Asset Value, End of Period	$13.04		$13.60	$13.13
Total Return [4]	(0.65)%		9.50%	4.04%

Ratios to Average Net Assets:
Net expenses	2.08	% [5]	2.15%	2.25	% [5]
Net investment income	1.92	% [5]	0.66%	0.85	% [5]
Expense waiver/reimbursement [6]	0.03	% [5]	0.16%	0.17	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$94,373		$15,775	$3,910
Portfolio turnover	74%		174%	139	% [7]

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Period Ended 7/31/2007	[1]
Net Asset Value, Beginning of Period	$13.77		$14.28
Income From Investment Operations:
Net investment income	0.11	[2]	0.05	[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.16)		0.26
TOTAL FROM INVESTMENT OPERATIONS	(0.05)		0.31
Less Distributions:
Distributions from net investment income	(0.13)		(0.17)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.35)		(0.65)
TOTAL DISTRIBUTIONS	(0.48)		(0.82)
Net Asset Value, End of Period	$13.24		$13.77
Total Return [3]	(0.53)%		2.33%

Ratios to Average Net Assets:
Net expenses	1.85	% [4]	1.90	% [4]
Net investment income	1.61	% [4]	0.60	% [4]
Expense waiver/reimbursement [5]	0.04	% [4]	0.05	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$37		$18
Portfolio turnover	74%		174	% [6]

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 996.80	$ 6.73
Class C Shares	$1,000	$ 993.50	$10.42
Class K Shares	$1,000	$ 994.70	$ 9.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$ 6.80
Class C Shares	$1,000	$1,014.68	$10.53
Class K Shares	$1,000	$1,015.84	$ 9.37

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.34%
Class C Shares	2.08%
Class K Shares	1.85%

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity	55.0%
Mortgage-Backed Securities	10.7%
Foreign Stock ETF	8.7%
U.S. Treasury and Agency Securities [2]	7.2%
Corporate Debt Securities	6.1%
Collateralized Mortgage Obligations	3.1%
Foreign Debt Securities	1.3%
Adjustable Rate Mortgage Securities	0.9%
Asset-Backed Securities	0.9%
International Equity	0.1%
Derivative Contracts [3,4]	0.0%
Cash Equivalents [5]	8.2%
Other Assets and Liabilities--Net [6]	(2.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Also includes $5,311,490 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Represents less than 0.1%.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities and derivative contracts, less liabilities.

At January 31, 2008, the Fund's industry composition 7 for its equity securities was as follows:

Industry	Percentage of Equity Securities
Money Bank Center	7.6%
Regional Bank	5.8%
Multi-Line Insurance	5.3%
Crude Oil & Gas Production	5.0%
Integrated International Oil	4.8%
Life Insurance	4.6%
Property Liability Insurance	4.6%
Integrated Domestic Oil	4.5%
Computers--Low End	4.4%
Internet Services	4.4%
Agricultural Chemicals	4.2%
Real Estate Investment Trusts	3.9%
Railroad	3.8%
Home Building	2.9%
Savings & Loan	2.7%
Oil Well Supply	1.9%
Semiconductor Manufacturing	1.8%
Metal Fabrication	1.8%
Telecommunication Equipment & Services	1.7%
Other [8]	24.3%
TOTAL	100.0%

7 Industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

8 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation "Other."

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--55.1%
		Agricultural Chemicals--2.3%
65,500		Monsanto Co.	$7,364,820
		Agricultural Machinery--0.1%
2,800	[1]	AGCO Corp.	168,616
		Airline - Regional--0.1%
5,600	[1]	Republic Airways Holdings, Inc.	111,776
10,800		SkyWest, Inc.	281,016
		TOTAL	392,792
		Apparel--0.2%
2,500		Columbia Sportswear Co.	109,125
8,400		Guess ?, Inc.	313,404
5,200	[1]	Warnaco Group, Inc.	186,628
		TOTAL	609,157
		Auto Original Equipment Manufacturer--0.0%
1,900		Superior Industries International, Inc.	34,618
		Auto Rentals--0.0%
800	[1]	AMERCO	55,584
		Biotechnology--0.2%
7,600	[1]	Amgen, Inc.	354,084
3,100	[1]	Martek Biosciences Corp.	88,350
9,300	[1]	ViroPharma, Inc.	82,398
		TOTAL	524,832
		Book Publishing--0.0%
2,600	[1]	Scholastic Corp.	89,102
		Building Supply Stores--0.1%
14,100		Lowe's Cos., Inc.	372,804
		Clothing Stores--0.3%
8,200	[1]	Aeropostale, Inc.	230,994
6,200	[1]	Fossil, Inc.	210,676
7,400	[1]	Hanesbrands Inc.	189,514
6,100	[1]	Jos A. Bank Clothiers, Inc.	166,164
		TOTAL	797,348
Shares			Value
		COMMON STOCKS--continued
		Commodity Chemicals--0.1%
7,100		Dow Chemical Co.	$274,486
		Computer Networking--0.0%
3,300	[1]	Foundry Networks, Inc.	45,540
		Computer Peripherals--0.1%
1,400	[1]	Hutchinson Technology, Inc.	22,078
8,100	[1]	Lexmark International Group, Class A	293,301
		TOTAL	315,379
		Computer Stores--0.1%
15,600	[1]	Ingram Micro, Inc., Class A	277,368
4,800	[1]	Tech Data Corp.	165,024
		TOTAL	442,392
		Computers - Low End--2.4%
57,000	[1]	Apple, Inc.	7,715,520
		Construction Machinery--0.0%
1,500		Caterpillar, Inc.	106,710
		Contracting--0.0%
1,800	[1]	Jacobs Engineering Group, Inc.	137,592
		Copper--0.1%
2,700	[1]	Southern Copper Corp.	253,368
		Crude Oil & Gas Production--2.8%
8,000		Anadarko Petroleum Corp.	468,720
73,200		Apache Corp.	6,986,208
10,600		Cimarex Energy Co.	432,586
4,600	[1]	Newfield Exploration Co.	229,448
4,300		Pioneer Natural Resources, Inc.	180,170
6,800	[1]	Stone Energy Corp.	278,800
5,000	[1]	Swift Energy Co.	215,750
		TOTAL	8,791,682
		Defense Aerospace--0.0%
1,800		Goodrich (B.F.) Co.	112,590
		Defense Electronics--0.1%
6,600	[1]	FLIR Systems, Inc.	199,848
Shares			Value
		COMMON STOCKS--continued
		Department Stores--0.6%
12,400		Dillards, Inc., Class A	$245,892
21,600	[1]	Kohl's Corp.	985,824
6,145	[1]	Sears Holdings Corp.	678,961
		TOTAL	1,910,677
		Discount Department Stores--0.1%
5,000	[1]	BJ's Wholesale Club, Inc.	162,200
14,100		Family Dollar Stores, Inc.	296,523
		TOTAL	458,723
		Diversified Leisure--0.1%
5,800	[1]	Bally Technologies, Inc.	276,312
6,800	[1]	Gaylord Entertainment Co.	198,492
		TOTAL	474,804
		Diversified Oil--0.8%
7,500		Murphy Oil Corp.	551,550
29,500		Occidental Petroleum Corp.	2,002,165
		TOTAL	2,553,715
		Drug Stores--0.1%
4,700		Longs Drug Stores Corp.	216,247
		Electric & Electronic Original Equipment Manufacturer--0.0%
2,400	[1]	Energy Conversion Devices, Inc.	55,392
		Electric Utility--0.7%
1,700	[1]	Allegheny Energy, Inc.	93,143
9,800		Northeast Utilities Co.	271,656
1,000		PPL Corp.	48,920
7,600		SCANA Corp.	283,404
21,000		Sempra Energy	1,173,900
4,600		Wisconsin Energy Corp.	209,438
		TOTAL	2,080,461
		Electrical Equipment--0.1%
2,400	[1]	Thomas & Betts Corp.	108,600
22,500		Xerox Corp.	346,500
		TOTAL	455,100
Shares			Value
		COMMON STOCKS--continued
		Electronic Instruments--0.0%
1,100		Analogic Corp.	$64,966
		Electronics Stores--0.0%
2,700		Circuit City Stores, Inc.	14,688
		Ethical Drugs--0.4%
11,700	[1]	Forest Laboratories, Inc., Class A	465,309
4,300		Pfizer, Inc.	100,577
21,000		Wyeth	835,800
		TOTAL	1,401,686
		Financial Services--0.6%
32,500		Ameriprise Financial, Inc.	1,797,575
		Furniture--0.0%
1,100		Ethan Allen Interiors, Inc.	34,045
		Gas Distributor--0.2%
4,900		NICOR, Inc.	200,900
600		New Jersey Resources Corp.	28,134
5,900	[1]	Southern Union Co.	160,362
3,400		WGL Holdings, Inc.	109,616
		TOTAL	499,012
		Generic Drugs--0.3%
3,000	[1]	Alpharma, Inc., Class A	61,560
18,700		Perrigo Co.	576,708
10,600	[1]	Warner Chilcott Ltd - Class A	179,670
		TOTAL	817,938
		Home Building--1.6%
23,300		Centex Corp.	647,274
59,300		D.R. Horton, Inc.	1,022,925
9,200	[1]	Hovnanian Enterprises, Inc., Class A	90,988
23,200		KB HOME	638,000
22,500		Lennar Corp., Class A	463,500
8,600		M.D.C. Holdings, Inc.	397,922
400	[1]	NVR, Inc.	252,600
43,400		Pulte Homes, Inc.	709,156
8,600		Ryland Group, Inc.	289,906
21,600	[1]	Toll Brothers, Inc.	502,848
		TOTAL	5,015,119
Shares			Value
		COMMON STOCKS--continued
		Industrial Machinery--0.1%
4,700	[1]	H&E Equipment Services, Inc.	$78,067
4,000	[1]	Terex Corp.	235,040
		TOTAL	313,107
		Insurance Brokerage--0.1%
100	[1]	Markel Corp.	46,300
9,400		Odyssey Re Holdings Corp.	357,012
		TOTAL	403,312
		Integrated Domestic Oil--2.5%
91,800		ConocoPhillips	7,373,376
11,100		Marathon Oil Corp.	520,035
		TOTAL	7,893,411
		Integrated International Oil--2.6%
98,700		Chevron Corp.	8,340,150
		Internet Services--2.4%
63,000	[1]	Amazon.com, Inc.	4,895,100
700	[1]	Comscore, Inc.	18,739
103,900	[1]	eBay, Inc.	2,793,871
		TOTAL	7,707,710
		Leasing--0.1%
4,800		GATX Corp.	180,480
		Life Insurance--2.5%
74,900		MetLife, Inc.	4,416,853
7,000		Nationwide Financial Services, Inc., Class A	309,190
7,000		Protective Life Corp.	278,180
25,700		Prudential Financial	2,168,309
7,300		StanCorp Financial Group, Inc.	359,233
8,800		Torchmark Corp.	537,328
		TOTAL	8,069,093
		Lumber Products--0.1%
12,900		Louisiana-Pacific Corp.	196,983
		Machine Tools--0.0%
600		Lincoln Electric Holdings	36,990
		Major Steel Producer--0.8%
25,800		United States Steel Corp.	2,634,438
Shares			Value
		COMMON STOCKS--continued
		Maritime--0.4%
12,200	[1]	Kirby Corp.	$560,956
11,900		Overseas Shipholding Group, Inc.	776,118
		TOTAL	1,337,074
		Medical Supplies--0.1%
600		Bard (C.R.), Inc.	57,942
7,000		Mentor Corp.	242,340
		TOTAL	300,282
		Medical Technology--0.4%
5,300	[1]	Intuitive Surgical, Inc.	1,346,200
700		Stryker Corp.	46,879
		TOTAL	1,393,079
		Metal Containers--0.0%
1,600		Greif, Inc., Class A	105,280
		Metal Fabrication--1.0%
27,400		Precision Castparts Corp.	3,118,120
		Miscellaneous Communications--0.1%
4,200	[1]	Bankrate, Inc.	227,766
		Miscellaneous Food Products--0.1%
4,600		Corn Products International, Inc.	155,480
1,000	[1]	Fresh Del Monte Produce, Inc.	32,040
		TOTAL	187,520
		Miscellaneous Components--0.4%
27,400		Amphenol Corp., Class A	1,094,356
1,600	[1]	Fairchild Semiconductor International, Inc., Class A	19,600
		TOTAL	1,113,956
		Money Center Bank--4.2%
168,600		Bank of America Corp.	7,477,410
120,000		J.P. Morgan Chase & Co.	5,706,000
		TOTAL	13,183,410
		Mortgage & Title--0.2%
3,500		LandAmerica Financial Group, Inc.	182,560
12,600		MGIC Investment Corp.	233,100
10,400		PMI Group, Inc.	98,800
8,300		Radian Group, Inc.	75,862
1,700		Stewart Information Services Corp.	58,191
		TOTAL	648,513
Shares			Value
		COMMON STOCKS--continued
		Multi-Industry Transportation--0.0%
500		FedEx Corp.	$46,740
		Multi-Industry Capital Goods--0.3%
5,200		Carlisle Cos., Inc.	173,160
3,400	[1]	Ceradyne, Inc.	163,710
4,700	[1]	KBR, Inc.	148,473
8,000	[1]	Shaw Group, Inc.	452,000
		TOTAL	937,343
		Multi-Line Insurance--2.9%
96,150		Allstate Corp.	4,737,310
21,100		Assurant, Inc.	1,369,179
2,400		FBL Financial Group, Inc., Class A	79,080
4,700		Hanover Insurance Group, Inc.	214,085
26,900		Hartford Financial Services Group, Inc.	2,172,713
2,400		Infinity Property & Casualty	95,688
2,300	[1]	Navigators Group, Inc.	132,779
13,500		UNUMProvident Corp.	305,370
1,400		Zenith National Insurance Corp.	55,748
		TOTAL	9,161,952
		Office Supplies--0.1%
3,000	[1]	United Stationers, Inc.	165,780
		Offshore Driller--0.2%
2,000	[1]	Bristow Group, Inc.	100,700
10,000	[1]	Hornbeck Offshore Services, Inc.	386,800
2,400	[1]	Oceaneering International, Inc.	138,192
		TOTAL	625,692
		Oil Service, Explore & Drill--0.8%
2,200	[1]	Continental Resources Inc	54,802
32,500		Helmerich & Payne, Inc.	1,274,650
12,100	[1]	Mariner Energy, Inc.	303,226
5,800	[1]	McDermott International, Inc.	273,644
6,800	[1]	SEACOR Holdings, Inc.	599,760
		TOTAL	2,506,082
Shares			Value
		COMMON STOCKS--continued
		Oil Well Supply--1.1%
48,400	[1]	Cameron International Corp.	$1,948,584
27,800	[1]	FMC Technologies, Inc.	1,338,848
1,300	[1]	National-Oilwell, Inc.	78,299
		TOTAL	3,365,731
		Other Communications Equipment--0.1%
2,800		Harris Corp.	153,132
14,800	[1]	Tellabs, Inc.	100,936
		TOTAL	254,068
		Paper Products--0.2%
16,500		International Paper Co.	532,125
		Personnel Agency--0.0%
3,100	[1]	Volt Information Science, Inc.	57,877
		Property Liability Insurance--2.5%
9,950		American Financial Group, Inc. Ohio	275,913
800		Berkley, W. R. Corp.	24,208
53,600		Chubb Corp.	2,775,944
1,200		Loews Corp.	56,028
2,300		Mercury General Corp.	110,607
3,100	[1]	Philadelphia Consolidated Holding Corp.	110,980
1,600	[1]	ProAssurance Corp.	92,320
5,300		Reinsurance Group of America	307,241
5,500		Safeco Corp.	293,535
77,400		The Travelers Cos, Inc.	3,722,940
1,600		Transatlantic Holdings, Inc.	109,120
		TOTAL	7,878,836
		Railroad--2.1%
14,800		CSX Corp.	717,504
29,200		Norfolk Southern Corp.	1,588,188
35,000		Union Pacific Corp.	4,376,050
		TOTAL	6,681,742
Shares			Value
		COMMON STOCKS--continued
		Real Estate Investment Trusts--2.2%
9,500		AMB Property Corp.	$480,700
1,400		Alexandria Real Estate Equities, Inc.	137,522
69,000		Annaly Mortgage Management, Inc.	1,360,680
4,050		Boston Properties, Inc.	372,276
7,100		Federal Realty Investment Trust	523,980
10,200		HCP, Inc.	310,182
39,500		Host Hotels & Resorts, Inc.	661,230
16,200		Plum Creek Timber Co., Inc.	676,350
9,000		Prologis Trust	534,150
3,800		SL Green Realty Corp.	352,678
2,600		Simon Property Group, Inc.	232,388
27,300		Realty Income Corp.	665,574
6,050		Vornado Realty Trust	546,920
		TOTAL	6,854,630
		Recreational Vehicles--0.0%
3,700		Harley Davidson, Inc.	150,146
		Regional Bank--3.2%
7,700		Associated Banc Corp.	216,986
28,400		BB&T Corp.	1,030,352
4,800		City National Corp.	273,024
14,100		Comerica, Inc.	615,042
60,800		Fifth Third Bancorp	1,647,680
2,100		Frontier Financial Corp.	42,756
19,357		KeyCorp	506,186
13,400		M & T Bank Corp.	1,229,718
3,100		Oriental Financial Group	49,507
24,800		SunTrust Banks, Inc.	1,709,960
9,500		UnionBanCal Corp.	466,070
60,400		Wachovia Corp.	2,351,372
		TOTAL	10,138,653
Shares			Value
		COMMON STOCKS--continued
		Resorts--0.1%
6,200	[1]	Vail Resorts, Inc.	$293,508
		Restaurant--0.1%
2,400		Bob Evans Farms, Inc.	71,376
1,000	[1]	Chipotle Mexican Grill, Inc. - Cl A	121,740
		TOTAL	193,116
		Savings & Loan--1.5%
5,700		Astoria Financial Corp.	154,926
6,600		Downey Financial Corp.	227,700
43,100		Federal Home Loan Mortgage Corp.	1,309,809
61,800		Federal National Mortgage Association	2,092,548
27,700		Hudson City Bancorp, Inc.	453,726
7,000		Newalliance Bancshares, Inc.	86,100
4,800		Washington Mutual, Inc.	95,616
8,000		Webster Financial Corp. Waterbury	270,960
		TOTAL	4,691,385
		Securities Brokerage--0.3%
3,100	[1]	Interactive Brokers Group, Inc., Class A	107,911
4,600	[1]	Knight Capital Group, Inc. - A	77,050
16,100		OptionsXpress Holdings, Inc.	436,632
3,200		Raymond James Financial, Inc.	89,888
11,400	[1]	TD Ameritrade Holding Corp.	213,864
		TOTAL	925,345
		Semiconductor Distribution--0.3%
26,700	[1]	Avnet, Inc.	950,787
		Semiconductor Manufacturing--1.0%
7,700		Intersil Holding Corp.	177,331
26,300	[1]	MEMC Electronic Materials	1,879,398
2,900		Microchip Technology, Inc.	92,539
41,400	[1]	Micron Technology, Inc.	291,042
16,600	[1]	Omnivision Technologies, Inc.	235,056
5,200	[1]	Plexus Corp.	117,468
9,600	[1]	Silicon Laboratories, Inc.	299,904
11,400	[1]	Spansion Inc. - Class A	43,548
		TOTAL	3,136,286
Shares			Value
		COMMON STOCKS--continued
		Services to Medical Professionals--0.4%
11,900	[1]	Express Scripts, Inc., Class A	$803,131
5,500	[1]	Humana, Inc.	441,650
		TOTAL	1,244,781
		Shoes--0.1%
1,300	[1]	Deckers Outdoor Corp.	157,612
		Software Packaged/Custom--0.8%
21,500	[1]	Activision, Inc.	556,205
4,000	[1]	Advent Software, Inc.	180,640
3,400	[1]	CSG Systems International, Inc.	43,384
33,800	[1]	Computer Sciences Corp.	1,430,416
20,000		Electronic Data Systems Corp.	402,000
		TOTAL	2,612,645
		Specialty Chemicals--0.2%
1,500		Ashland, Inc.	68,295
3,800		Minerals Technologies, Inc.	206,720
7,900	[1]	OM Group, Inc.	453,302
		TOTAL	728,317
		Specialty Retailing--0.1%
3,400		Barnes & Noble, Inc.	115,430
7,700	[1]	Big Lots, Inc.	133,672
1,400		Pep Boys-Manny Moe & Jack	15,302
1,800	[1]	Tractor Supply Co.	69,372
7,400	[1]	Zale Corp.	121,360
		TOTAL	455,136
		Stainless Steel Producer--0.0%
1,400		Carpenter Technology Corp.	86,296
		Telecommunication Equipment & Services--1.0%
2,800	[1]	ADC Telecommunications, Inc.	41,412
84,500		Corning, Inc.	2,033,915
83,900		Motorola, Inc.	967,367
		TOTAL	3,042,694
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Toys & Games--0.0%
3,900	[1]	JAKKS Pacific, Inc.	$91,884
		Trucking--0.1%
8,300		Ryder Systems, Inc.	432,098
		Undesignated Consumer Cyclicals--0.7%
21,900		DeVRY, Inc.	1,208,661
2,000	[1]	ITT Educational Services, Inc.	182,700
1,000	[1]	Parexel International Corp.	54,410
15,000		Pharmaceutical Product Development, Inc.	650,400
		TOTAL	2,096,171
		TOTAL COMMON STOCKS (IDENTIFIED COST $175,189,039)	174,541,060
		ASSET-BACKED SECURITIES--0.9%
$400,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	398,077
47,068		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	44,834
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,220,899
526,746		Community Program Loan Trust 1987-A A4, 4.50%, 10/01/2018	528,927
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	248,186
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	248,000
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	137,763
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,825,642)	2,826,686
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.3%
4,668		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.67%, 3/25/2031	4,665
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	417,916
14,999		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	14,972
27,173		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	27,133
29,614		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	30,369
75,000		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	77,586
67,408		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	74,683
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
$9,815		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	$10,723
17,609		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	17,100
12,779		Government National Mortgage Association REMIC 1999-29 PB, 7.25%, 7/16/2028	13,036
50,953		Government National Mortgage Association REMIC 2002-17 B, 6.00%, 3/20/2032	52,683
350,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.478%, 2/12/2049	352,581
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,085,125)	1,093,447
		CORPORATE BONDS--5.6%
		Basic Industry - Chemicals--0.1%
100,000		Albemarle Corp., Sr. Note, 5.10%, 02/01/2015	98,329
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	88,369
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	77,694
		TOTAL	264,392
		Basic Industry - Metals & Mining--0.1%
50,000		Alcan, Inc., 5.000%, 06/01/2015	49,330
85,000		Alcoa, Inc., Note, 5.55%, 02/01/2017	82,433
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.25%, 12/15/2015	148,915
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	43,137
		TOTAL	323,815
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	50,332
125,000		Boeing Co., Note, 5.125%, 02/15/2013	130,597
100,000		Raytheon Co., Unsecd. Note, 5.375%, 04/01/2013	105,249
		TOTAL	286,178
		Capital Goods - Diversified Manufacturing--0.1%
100,000		Emerson Electric Co., Unsecd. Note, 5.75%, 11/01/2011	106,326
50,000		Honeywell International, Inc., Note, 7.500%, 03/01/2010	54,075
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 02/15/2067	37,239
		TOTAL	197,640
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--0.0%
$100,000		Waste Management, Inc., 7.375%, 08/01/2010	$106,659
		Capital Goods - Packaging--0.0%
20,000		Pactiv Corp., 6.40%, 1/15/2018	20,785
		Communications - Media & Cable--0.1%
100,000		Comcast Corp., Sr. Note, 7.125%, 06/15/2013	109,382
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	209,319
75,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	75,109
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 05/01/2017	25,093
		TOTAL	418,903
		Communications - Media Noncable--0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	85,455
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 02/01/2013	88,941
		TOTAL	174,396
		Communications - Telecom Wireless--0.2%
150,000		AT&T Wireless Services, Inc., Sr. Note, 8.75%, 03/01/2031	188,516
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	100,895
100,000		Cingular Wireless LLC, Sr. Note, 6.50%, 12/15/2011	107,323
60,000		Vodafone Group PLC, 5.35%, 02/27/2012	61,627
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	100,944
		TOTAL	559,305
		Communications - Telecom Wirelines--0.2%
50,000		Embarq Corp., 6.738%, 06/01/2013	51,432
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	101,256
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	44,370
150,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	157,441
100,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	100,037
125,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	136,098
		TOTAL	590,634
		Consumer Cyclical - Automotive--0.1%
150,000		DaimlerChrysler North America Holding Corp., Sr. Note, 4.875%, 06/15/2010	152,283
75,000		DaimlerChrysler North America Holding Corp., Sr. Note, 6.50%, 11/15/2013	81,547
100,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 03/14/2011	103,560
		TOTAL	337,390
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--0.1%
$175,000		Disney Co., Note, 5.70%, 07/15/2011	$184,877
100,000		Time Warner, Inc., 5.50%, 11/15/2011	102,057
		TOTAL	286,934
		Consumer Cyclical - Lodging--0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	95,313
		Consumer Cyclical - Retailers--0.1%
140,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 06/01/2017	145,074
80,000		Costco Wholesale Corp., 5.30%, 03/15/2012	83,967
35,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 02/15/2018	32,977
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,408
100,000		Target Corp., 5.875%, 03/01/2012	106,247
50,000		Target Corp., Note, 5.875%, 07/15/2016	50,605
		TOTAL	446,278
		Consumer Non-Cyclical Food/Beverage--0.2%
125,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 03/01/2017	131,882
100,000		Bottling Group LLC, Note, 5.50%, 04/01/2016	104,242
90,000		General Mills, Inc., Note, 5.70%, 02/15/2017	92,094
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	41,665
75,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	75,906
10,000		Kraft Foods, Inc., Note, 6.25%, 06/01/2012	10,555
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	78,301
100,000	[2,3]	SABMiller PLC, Note, 6.200%, 07/01/2011	107,467
		TOTAL	642,112
		Consumer Non-Cyclical Health Care--0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	41,272
100,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	102,195
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	93,920
		TOTAL	237,387
		Consumer Non-Cyclical Pharmaceuticals--0.2%
75,000		Abbott Laboratories, 5.375%, 05/15/2009	77,024
60,000		Abbott Laboratories, 5.150%, 11/30/2012	63,496
100,000		Genentech, Inc., Note, 4.75%, 07/15/2015	100,231
60,000		Lilly (Eli) & Co., Bond, 5.20%, 03/15/2017	61,035
125,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 01/01/2016	140,319
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	114,612
		TOTAL	556,717
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.1%
$105,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 09/15/2016	$108,599
50,000		Canadian Natural Resources Ltd., 4.90%, 12/01/2014	48,219
150,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	166,597
60,000		XTO Energy, Inc., 6.75%, 08/01/2037	64,030
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 08/01/2017	69,046
		TOTAL	456,491
		Energy - Integrated--0.2%
225,000		Conoco Funding Co., Inc., 7.25%, 10/15/2031	265,324
200,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	231,308
		TOTAL	496,632
		Energy - Oil Field Services--0.0%
40,000		Enbridge, Inc., Sr. Note, 5.60%, 04/01/2017	40,165
		Energy - Refining--0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	107,711
115,000		Valero Energy Corp., 7.50%, 04/15/2032	123,777
35,000		Valero Energy Corp., Note, 4.75%, 04/01/2014	34,194
		TOTAL	265,682
		Financial Institution - Banking--1.0%
200,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	206,750
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	116,660
120,000		Capital One Capital IV, 6.745%, 02/17/2037	82,149
200,000		Citigroup, Inc., Note, 5.125%, 02/14/2011	203,961
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	151,444
150,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 08/16/2011	156,790
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	92,172
200,000		Household Finance Corp., 7.00%, 05/15/2012	214,974
150,000		J.P. Morgan Chase & Co., 5.75%, 01/02/2013	157,140
200,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	201,013
100,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 03/15/2010	100,509
200,000		Northern Trust Corp., Sr. Note, 5.30%, 08/29/2011	208,002
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	199,368
100,000		PNC Funding Corp., Sub. Note, 7.50%, 11/01/2009	105,842
100,000		Popular North America, Inc., 5.65%, 04/15/2009	99,838
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$250,000		US BANK NA, Sub. Note, 4.95%, 10/30/2014	$249,933
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	196,900
30,000		Wachovia Corp., 5.750%, 02/01/2018	29,890
200,000		Washington Mutual Bank, 5.125%, 01/15/2015	176,224
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 02/01/2011	106,176
75,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	72,952
		TOTAL	3,128,687
		Financial Institution - Brokerage--0.5%
100,000		Amvescap PLC, Note, 4.5%, 12/15/2009	101,411
250,000		Blackrock, Inc., 6.250%, 09/15/2017	263,021
20,000		Eaton Vance Corp., 6.500%, 10/02/2017	20,949
150,000	[2,3]	FMR Corp., Bond, 7.570%, 06/15/2029	175,673
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	24,800
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	155,773
75,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 06/15/2012	78,841
80,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 06/15/2017	84,908
120,000		Lehman Brothers Holdings, Inc., 7.875%, 08/15/2010	129,405
135,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 07/19/2017	138,236
115,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 07/17/2037	113,009
150,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 07/15/2014	149,336
100,000		Morgan Stanley, Note, 4.00%, 01/15/2010	100,228
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	35,450
		TOTAL	1,571,040
		Financial Institution - Finance Noncaptive--0.3%
100,000		American Express Co., Global Sr. Note, 4.75%, 06/17/2009	101,216
100,000		American Express Co., 4.875%, 07/15/2013	100,733
100,000		American General Finance Corp., 4.00%, 03/15/2011	97,052
150,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 01/15/2015	151,631
90,000	[2,3]	Capmark Financial Group, Inc., Note, 6.30%, 05/10/2017	63,231
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	202,782
200,000	[2,3]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	190,792
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	101,417
75,000		SLM Corp., Note, 4.00%, 01/15/2010	70,718
		TOTAL	1,079,572
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.0%
$75,000		Aetna US Healthcare, 5.75%, 06/15/2011	$78,874
		Financial Institution - Insurance - Life--0.1%
200,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	226,988
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	121,722
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	86,755
		TOTAL	435,465
		Financial Institution - Insurance - P&C--0.3%
91,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 02/15/2017	92,662
75,000		CNA Financial Corp., 6.500%, 08/15/2016	76,852
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	100,808
100,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	102,588
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	473,645
		TOTAL	846,555
		Financial Institution - REITs--0.1%
20,000		Equity One, Inc., Bond, 6.00%, 09/15/2017	18,930
75,000		Liberty Property LP, 6.625%, 10/01/2017	75,704
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	100,551
		TOTAL	195,185
		Foreign-Local-Government--0.0%
100,000		Ontario, Province of, Note, 4.50%, 02/03/2015	102,643
		Technology--0.3%
75,000		Cisco Systems, Inc., Note, 5.25%, 02/22/2011	78,462
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 02/22/2016	62,360
200,000		Dell Computer Corp., Sr. Deb., 7.10%, 04/15/2028	218,819
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	77,513
80,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	84,722
65,000		Harris Corp., 5.95%, 12/01/2017	66,095
50,000		Hewlett-Packard Co., Note, 5.40%, 03/01/2017	51,583
125,000		Hewlett-Packard Co., Note, 6.50%, 07/01/2012	137,229
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	126,939
150,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 01/15/2011	153,875
		TOTAL	1,057,597
		Transportation - Airlines--0.0%
75,000		Southwest Airlines Co., 6.50%, 03/01/2012	79,523
50,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	54,624
		TOTAL	134,147
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.1%
$75,000		Burlington Northern Santa Fe Corp., Sr. Note, 4.875%, 01/15/2015	$73,194
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	108,513
100,000		Norfolk Southern Corp., Note, 6.75%, 02/15/2011	109,602
100,000		Union Pacific Corp., 4.875%, 01/15/2015	97,309
		TOTAL	388,618
		Transportation - Services--0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	86,752
100,000		FedEx Corp., Note, 5.50%, 08/15/2009	102,492
		TOTAL	189,244
		Utility - Electric--0.5%
150,000		Alabama Power Co., 5.700%, 02/15/2033	144,805
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	92,038
100,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 2006C, 5.50%, 09/15/2016	102,800
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	148,341
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	79,600
100,000		Exelon Generation Co. LLC, Note, 5.35%, 01/15/2014	99,021
100,000		FirstEnergy Corp., 6.45%, 11/15/2011	105,817
55,000	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	57,591
100,000		MidAmerican Energy Co., 4.650%, 10/01/2014	98,907
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	40,639
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	46,968
100,000		PSEG Power LLC, Company Guarantee, 7.75%, 04/15/2011	109,274
75,000		PSI Energy, Inc., Bond, 6.05%, 06/15/2016	77,514
50,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	49,879
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 03/01/2011	100,599
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	93,244
		TOTAL	1,447,037
		Utility - Natural Gas Distributor--0.1%
200,000		Atmos Energy Corp., 4.00%, 10/15/2009	200,240
		Utility - Natural Gas Pipelines--0.0%
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	87,545
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,679,405)	17,746,257
Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--0.0%
$75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $81,558)	$82,324
		GOVERNMENT AGENCIES--2.8%
500,000		Federal Home Loan Mortgage Corp., 4.125%, 7/12/2010	517,096
500,000		Federal Home Loan Mortgage Corp., 5.250%, 7/18/2011	537,869
1,000,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	1,105,943
6,200,000		Federal National Mortgage Association, 4.750%, 11/19/2012	6,576,737
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,232,257)	8,737,645
		MORTGAGE-BACKED SECURITIES--0.0%
20,024		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	21,092
11,297		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	12,185
24,315		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	26,372
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $57,411)	59,649
		U.S. TREASURY--3.3%
661,688		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	702,216
2,549,299		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	2,822,553
5,050,000	[4]	United States Treasury Note, 3.875%, 2/15/2013	5,311,490
1,450,000		United States Treasury Note, 4.500%, 2/15/2016	1,559,687
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,702,064)	10,395,946
		EXCHANGE TRADED FUNDS--8.7%
312,750		iShares MSCI EAFE Index Fund	22,608,698
35,440		iShares MSCI Emerging Market Fund	4,828,700
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $26,824,300)	27,437,398
		MUTUAL FUNDS--23.0% [5]
84,802		Emerging Markets Fixed Income Core Fund	1,884,574
4,315,645		Federated Mortgage Core Portfolio	43,501,697
Shares			Value
		MUTUAL FUNDS--continued [5]
630,971		High Yield Bond Portfolio	$4,082,383
23,232,452	[6]	Prime Value Obligations Fund, Institutional Shares, 4.22%	23,232,452
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $70,912,257)	72,701,106
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $312,589,058) [7]	315,621,518
		OTHER ASSETS AND LIABILITIES - NET--0.3% [8]	1,034,312
		TOTAL NET ASSETS--100%	$316,655,830
At January 31, 2008, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]	United States Treasury Notes 5-Year Long Futures	12	$ 1,356,000	March 2008	$ 38,769
[1]	United States Treasury Bond Long Futures	14	$ 1,670,375	March 2008	$(16,675)
[1]	United States Treasury Notes 10-Year Short Futures	23	$ 2,684,531	March 2008	$ 2,433
[1]	United States Treasury Notes 2-Year Short Futures	50	$10,660,938	March 2008	$ 30,291
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 54,818

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,563,750, which represented 0.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,563,750, which represented 0.5% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $312,590,167.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $72,701,106 of investments in affiliated issuers (Note 5) (identified cost $312,589,058)		$315,621,518
Cash		332,721
Income receivable		573,221
Receivable for investments sold		12,074,814
Receivable for shares sold		1,118,081
TOTAL ASSETS		329,720,355
Liabilities:
Payable for investments purchased	$12,274,836
Payable for shares redeemed	467,594
Payable for Directors'/Trustees' fees	670
Payable for daily variation margin	17,187
Payable for distribution services fee (Note 5)	60,041
Payable for shareholder services fee (Note 5)	133,362
Accrued expenses	110,835
TOTAL LIABILITIES		13,064,525
Net assets for 24,040,041 shares outstanding		$316,655,830
Net Assets Consist of:
Paid-in capital		$321,861,990
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		3,087,278
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(8,365,091)
Undistributed net investment income		71,653
TOTAL NET ASSETS		$316,655,830

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($78,474,056 ÷ 5,918,545 shares outstanding), no par value, unlimited shares authorized	$13.26
Offering price per share	$13.26
Redemption proceeds per share	$13.26
Class A Shares:
Net asset value per share ($143,771,066 ÷ 10,881,324 shares outstanding), no par value, unlimited shares authorized	$13.21
Offering price per share (100/94.50 of $13.21) [1]	$13.98
Redemption proceeds per share	$13.21
Class C Shares:
Net asset value per share ($94,373,424 ÷ 7,237,357 shares outstanding), no par value, unlimited shares authorized	$13.04
Offering price per share	$13.04
Redemption proceeds per share (99.00/100 of $13.04) [1]	$12.91
Class K Shares:
Net asset value per share ($37,284 ÷ 2,815 shares outstanding), no par value, unlimited shares authorized	$13.24
Offering price per share	$13.24
Redemption proceeds per share	$13.24

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $1,343,899 received from affiliated issuers (Note 5))		$3,699,341
Interest		805,333
Investment income allocated from affiliated partnership (Note 5)		41,572
TOTAL INCOME		4,546,246
Expenses:
Investment adviser fee (Note 5)	$915,591
Administrative personnel and services fee (Note 5)	135,737
Custodian fees	23,817
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	41,849
Transfer and dividend disbursing agent fees and expenses--Class A Shares	70,964
Transfer and dividend disbursing agent fees and expenses--Class C Shares	39,273
Transfer and dividend disbursing agent fees and expenses--Class K Shares	58
Directors'/Trustees' fees	664
Auditing fees	12,338
Legal fees	3,179
Portfolio accounting fees	51,781
Distribution services fee--Class C Shares (Note 5)	219,689
Distribution services fee--Class K Shares (Note 5)	82
Shareholder services fee--Class A Shares (Note 5)	126,487
Shareholder services fee--Class C Shares (Note 5)	66,562
Account administration fee--Class A Shares	3,438
Account administration fee--Class C Shares	6,376
Share registration costs	34,961
Printing and postage	40,509
Insurance premiums	3,095
Taxes	741
Interest expense	825
Miscellaneous	510
EXPENSES BEFORE ALLOCATION	1,798,526
Expenses allocated from affiliated partnership	411
TOTAL EXPENSES	1,798,937

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(12,088)
Waiver of administrative personnel and services fee	(26,429)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(29)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(5,071)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(2,054)
Reimbursement of other operating expenses	(741)
TOTAL WAIVERS AND REIMBURSEMENTS		$(46,412)
Net expenses			$1,752,525
Net investment income			2,793,721
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $93,675 on sales of investments in affiliated issuers)			(8,634,627)
Net realized gain on futures contracts			294,186
Net realized loss and foreign currency transactions allocated from affiliated partnership			(1,961)
Net change in unrealized appreciation of investments, and translation of assets and liabilities in foreign currency transactions			(6,435,330)
Net change in unrealized depreciation of futures contracts			95,154
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(14,682,578)
Change in net assets resulting from operations			$(11,888,857)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,793,721	$2,013,061
Net realized gain (loss) on investments including allocations from partnership and futures contracts	(8,342,402)	8,572,488
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(6,340,176)	746,098
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,888,857)	11,331,647
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,062,430)	(966,746)
Class A Shares	(1,791,266)	(418,667)
Class C Shares	(1,022,222)	(75,923)
Class K Shares	(301)	(1)
Distributions from net realized gains on investments, futures contracts and foreign currency transactions
Institutional Shares	(2,000,003)	(3,727,211)
Class A Shares	(3,700,635)	(1,712,874)
Class C Shares	(2,473,743)	(451,805)
Class K Shares	(819)	(4)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,051,419)	(7,353,231)
Share Transactions:
Proceeds from sale of shares	33,012,132	84,031,582
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	52,857,254	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	48,170,456	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	93,208,403	--
Net asset value of shares issued to shareholders in payment of distributions declared	11,084,828	7,010,766
Cost of shares redeemed	(46,330,861)	(26,053,811)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	192,002,212	64,988,537
Redemption Fees	--	7,476
Change in net assets	168,061,936	68,974,429
Net Assets:
Beginning of period	148,593,894	79,619,465
End of period (including undistributed net investment income of $71,653 and $1,154,151, respectively)	$316,655,830	$148,593,894

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term growth of capital and income.

MDT Balanced Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced offering Class A Shares and Class C Shares on September 15, 2005.

The Fund commenced offering Class K Shares on December 12, 2006.

On October 26, 2007, the Fund received a tax-free transfer of assets from the Federated Conservative Allocation Fund (FCAF), the Federated Growth Allocation Fund (FGAF) and the Federated Moderate Allocation Fund (FMAF) (collectively, "Acquired Funds") as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Acquired Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FCAF	3,640,126	$ 52,857,254	$1,026,380		$ 52,857,254
FGAF	3,325,359	$ 48,170,456	$1,009,181		$ 48,170,456
FMAF	6,421,560	$ 93,208,403	$1,945,499		$ 93,208,403
TOTAL	13,387,045	$194,236,113	$3,981,060	$161,345,386	$194,236,113	$355,581,499

1 Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of "Trustees" (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended January 31, 2008, the Fund had net realized gains on futures contracts of $294,186.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At January 31, 2008, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	299,133	$4,175,784	603,137	$8,390,088
Shares issued to shareholders in payment of distributions declared	213,271	2,951,673	346,321	4,668,405
Shares redeemed	(512,951)	(7,183,585)	(604,149)	(8,303,830)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(547)	$(56,128)	345,309	$4,754,663

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,655,886	$23,011,474	4,589,586	$62,628,792
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	2,233,258	32,583,802	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	1,400,840	20,438,742	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	3,731,944	54,450,162	--	--
Shares issued to shareholders in payment of distributions declared	349,074	4,817,221	144,782	1,948,759
Shares redeemed	(2,211,492)	(30,840,932)	(1,161,046)	(16,085,114)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,159,510	$104,460,469	3,573,322	$48,492,437

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	426,444	$5,805,811	954,270	$12,994,037
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	1,406,868	20,273,452	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	1,924,519	27,731,714	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	2,689,616	38,758,241	--	--
Shares issued to shareholders in payment of distributions declared	243,199	3,314,815	29,439	393,602
Shares redeemed	(613,247)	(8,306,344)	(121,568)	(1,664,768)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,077,399	$87,577,689	862,141	$11,722,871

	Six Months Ended 1/31/2008		Period Ended 7/31/2007 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,401	$19,063	1,340	$18,665
Shares issued to shareholders in payment of distributions declared	81	1,119	--	--
Shares redeemed	--	--	(7)	(99)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,482	$20,182	1,333	$18,566
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,237,844	$192,002,212	4,782,105	$64,988,537

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $4,965, $1,978 and $533, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $312,590,167. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $3,031,351. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,610,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,579,136.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain Classes of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $6,130 of its fee and voluntarily reimbursed $741 of other operating expenses. In addition, an affiliate of the Adviser reimbursed $7,154 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $26,429 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, which became effective December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $161,019 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $28,082 in sales charges from the sale of Class A Shares. FSC also retained $309 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $270 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.15%, 1.40%, 2.15% and 1.90%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $5,958. Transactions with affiliated companies during the six months ended January 31, 2008 are as follows:

Affiliates	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed-Income Core Fund	29,223	63,968	8,389	84,802	$1,884,574	$41,572
Federated Mortgage Core Portfolio	1,720,828	3,375,365	780,548	4,315,645	$43,501,697	$889,681
High Yield Bond Portfolio	264,523	667,712	301,264	630,971	$4,082,383	$116,737
Prime Value Obligations Fund, Institutional Shares	8,187,131	79,773,965	64,728,644	23,232,452	$23,232,452	$337,481
TOTAL OF AFFILIATED TRANSACTIONS	10,201,705	83,881,010	65,818,845	28,263,870	$72,701,106	$1,385,471

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$158,163,703
Sales	$166,768,386

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT BALANCED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R841
Cusip 31421R833
Cusip 31421R692

36354 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Balanced Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	1/31/2008
Net Asset Value, Beginning of Period	$13.79
Income From Investment Operations:
Net investment income	0.17	[4]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	0.01
Less Distributions:
Distributions from net investment income	(0.19)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.35)
TOTAL DISTRIBUTIONS	(0.54)
Net Asset Value, End of Period	$13.26
Total Return [6]	(0.13)%

Ratios to Average Net Assets:
Net expenses	1.09	% [7]
Net investment income	2.35	% [7]
Expense waiver/reimbursement [8]	0.04	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$78,474
Portfolio turnover	74%

1 MDT Balanced Fund (the "Predecessor Fund") was reorganized into Federated MDT Balanced Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 The years ended July 31, 2007 and 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The years ended July 31, 2005 and 2004 were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 1, 2002 (date of initial public investment) to July 31, 2003.

4 Per share numbers have been calculated using the average shares method.

5 Represents less than $0.01.

6 Based on net asset value, which does not reflect sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended July 31,				Period Ended
2007 [1,2]	2006 [2]	2005 [2]	2004 [2]	7/31/2003	[2,3]
$13.23	$13.60	$12.82	$11.36	$10.00

0.24 [4]	0.24 [4]	0.20	0.13	0.13
1.14	0.50	1.87	1.61	1.28
1.38	0.74	2.07	1.74	1.41

(0.17)	(0.18)	(0.15)	(0.15)	(0.05)
(0.65)	(0.93)	(1.14)	(0.13)	(0.00	) [5]
(0.82)	(1.11)	(1.29)	(0.28)	(0.05)
$13.79	$13.23	$13.60	$12.82	$11.36
10.61%	5.62%	16.81%	15.37%	14.18%

1.14%	1.25%	1.19%	1.17%	1.47	% [7]
1.74%	1.82%	1.54%	1.03%	1.50	% [7]
0.16%	0.14%	--	--	--

$81,634	$73,747	$69,320	$53,815	$41,474
174%	139%	127%	78%	124%

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 998.70	$5.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.66	$5.53

1 Expenses are equal to the Fund's annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity	55.0%
Mortgage-Backed Securities	10.7%
Foreign Stock ETF	8.7%
U.S. Treasury and Agency Securities [2]	7.2%
Corporate Debt Securities	6.1%
Collateralized Mortgage Obligations	3.1%
Foreign Debt Securities	1.3%
Adjustable Rate Mortgage Securities	0.9%
Asset-Backed Securities	0.9%
International Equity	0.1%
Derivative Contracts [3,4]	0.0%
Cash Equivalents [5]	8.2%
Other Assets and Liabilities--Net [6]	(2.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Also includes $5,311,490 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Represents less than 0.1%.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities and derivative contracts, less liabilities.

At January 31, 2008, the Fund's industry composition 7 for its equity securities was as follows:

Industry	Percentage of Equity Securities
Money Bank Center	7.6%
Regional Bank	5.8%
Multi-Line Insurance	5.3%
Crude Oil & Gas Production	5.0%
Integrated International Oil	4.8%
Life Insurance	4.6%
Property Liability Insurance	4.6%
Integrated Domestic Oil	4.5%
Computers--Low End	4.4%
Internet Services	4.4%
Agricultural Chemicals	4.2%
Real Estate Investment Trusts	3.9%
Railroad	3.8%
Home Building	2.9%
Savings & Loan	2.7%
Oil Well Supply	1.9%
Semiconductor Manufacturing	1.8%
Metal Fabrication	1.8%
Telecommunication Equipment & Services	1.7%
Other [8]	24.3%
TOTAL	100.0%

7 Industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

8 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation "Other."

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--55.1%
		Agricultural Chemicals--2.3%
65,500		Monsanto Co.	$7,364,820
		Agricultural Machinery--0.1%
2,800	[1]	AGCO Corp.	168,616
		Airline - Regional--0.1%
5,600	[1]	Republic Airways Holdings, Inc.	111,776
10,800		SkyWest, Inc.	281,016
		TOTAL	392,792
		Apparel--0.2%
2,500		Columbia Sportswear Co.	109,125
8,400		Guess ?, Inc.	313,404
5,200	[1]	Warnaco Group, Inc.	186,628
		TOTAL	609,157
		Auto Original Equipment Manufacturer--0.0%
1,900		Superior Industries International, Inc.	34,618
		Auto Rentals--0.0%
800	[1]	AMERCO	55,584
		Biotechnology--0.2%
7,600	[1]	Amgen, Inc.	354,084
3,100	[1]	Martek Biosciences Corp.	88,350
9,300	[1]	ViroPharma, Inc.	82,398
		TOTAL	524,832
		Book Publishing--0.0%
2,600	[1]	Scholastic Corp.	89,102
		Building Supply Stores--0.1%
14,100		Lowe's Cos., Inc.	372,804
		Clothing Stores--0.3%
8,200	[1]	Aeropostale, Inc.	230,994
6,200	[1]	Fossil, Inc.	210,676
7,400	[1]	Hanesbrands Inc.	189,514
6,100	[1]	Jos A. Bank Clothiers, Inc.	166,164
		TOTAL	797,348
Shares			Value
		COMMON STOCKS--continued
		Commodity Chemicals--0.1%
7,100		Dow Chemical Co.	$274,486
		Computer Networking--0.0%
3,300	[1]	Foundry Networks, Inc.	45,540
		Computer Peripherals--0.1%
1,400	[1]	Hutchinson Technology, Inc.	22,078
8,100	[1]	Lexmark International Group, Class A	293,301
		TOTAL	315,379
		Computer Stores--0.1%
15,600	[1]	Ingram Micro, Inc., Class A	277,368
4,800	[1]	Tech Data Corp.	165,024
		TOTAL	442,392
		Computers - Low End--2.4%
57,000	[1]	Apple, Inc.	7,715,520
		Construction Machinery--0.0%
1,500		Caterpillar, Inc.	106,710
		Contracting--0.0%
1,800	[1]	Jacobs Engineering Group, Inc.	137,592
		Copper--0.1%
2,700	[1]	Southern Copper Corp.	253,368
		Crude Oil & Gas Production--2.8%
8,000		Anadarko Petroleum Corp.	468,720
73,200		Apache Corp.	6,986,208
10,600		Cimarex Energy Co.	432,586
4,600	[1]	Newfield Exploration Co.	229,448
4,300		Pioneer Natural Resources, Inc.	180,170
6,800	[1]	Stone Energy Corp.	278,800
5,000	[1]	Swift Energy Co.	215,750
		TOTAL	8,791,682
		Defense Aerospace--0.0%
1,800		Goodrich (B.F.) Co.	112,590
		Defense Electronics--0.1%
6,600	[1]	FLIR Systems, Inc.	199,848
Shares			Value
		COMMON STOCKS--continued
		Department Stores--0.6%
12,400		Dillards, Inc., Class A	$245,892
21,600	[1]	Kohl's Corp.	985,824
6,145	[1]	Sears Holdings Corp.	678,961
		TOTAL	1,910,677
		Discount Department Stores--0.1%
5,000	[1]	BJ's Wholesale Club, Inc.	162,200
14,100		Family Dollar Stores, Inc.	296,523
		TOTAL	458,723
		Diversified Leisure--0.1%
5,800	[1]	Bally Technologies, Inc.	276,312
6,800	[1]	Gaylord Entertainment Co.	198,492
		TOTAL	474,804
		Diversified Oil--0.8%
7,500		Murphy Oil Corp.	551,550
29,500		Occidental Petroleum Corp.	2,002,165
		TOTAL	2,553,715
		Drug Stores--0.1%
4,700		Longs Drug Stores Corp.	216,247
		Electric & Electronic Original Equipment Manufacturer--0.0%
2,400	[1]	Energy Conversion Devices, Inc.	55,392
		Electric Utility--0.7%
1,700	[1]	Allegheny Energy, Inc.	93,143
9,800		Northeast Utilities Co.	271,656
1,000		PPL Corp.	48,920
7,600		SCANA Corp.	283,404
21,000		Sempra Energy	1,173,900
4,600		Wisconsin Energy Corp.	209,438
		TOTAL	2,080,461
		Electrical Equipment--0.1%
2,400	[1]	Thomas & Betts Corp.	108,600
22,500		Xerox Corp.	346,500
		TOTAL	455,100
Shares			Value
		COMMON STOCKS--continued
		Electronic Instruments--0.0%
1,100		Analogic Corp.	$64,966
		Electronics Stores--0.0%
2,700		Circuit City Stores, Inc.	14,688
		Ethical Drugs--0.4%
11,700	[1]	Forest Laboratories, Inc., Class A	465,309
4,300		Pfizer, Inc.	100,577
21,000		Wyeth	835,800
		TOTAL	1,401,686
		Financial Services--0.6%
32,500		Ameriprise Financial, Inc.	1,797,575
		Furniture--0.0%
1,100		Ethan Allen Interiors, Inc.	34,045
		Gas Distributor--0.2%
4,900		NICOR, Inc.	200,900
600		New Jersey Resources Corp.	28,134
5,900	[1]	Southern Union Co.	160,362
3,400		WGL Holdings, Inc.	109,616
		TOTAL	499,012
		Generic Drugs--0.3%
3,000	[1]	Alpharma, Inc., Class A	61,560
18,700		Perrigo Co.	576,708
10,600	[1]	Warner Chilcott Ltd - Class A	179,670
		TOTAL	817,938
		Home Building--1.6%
23,300		Centex Corp.	647,274
59,300		D.R. Horton, Inc.	1,022,925
9,200	[1]	Hovnanian Enterprises, Inc., Class A	90,988
23,200		KB HOME	638,000
22,500		Lennar Corp., Class A	463,500
8,600		M.D.C. Holdings, Inc.	397,922
400	[1]	NVR, Inc.	252,600
43,400		Pulte Homes, Inc.	709,156
8,600		Ryland Group, Inc.	289,906
21,600	[1]	Toll Brothers, Inc.	502,848
		TOTAL	5,015,119
Shares			Value
		COMMON STOCKS--continued
		Industrial Machinery--0.1%
4,700	[1]	H&E Equipment Services, Inc.	$78,067
4,000	[1]	Terex Corp.	235,040
		TOTAL	313,107
		Insurance Brokerage--0.1%
100	[1]	Markel Corp.	46,300
9,400		Odyssey Re Holdings Corp.	357,012
		TOTAL	403,312
		Integrated Domestic Oil--2.5%
91,800		ConocoPhillips	7,373,376
11,100		Marathon Oil Corp.	520,035
		TOTAL	7,893,411
		Integrated International Oil--2.6%
98,700		Chevron Corp.	8,340,150
		Internet Services--2.4%
63,000	[1]	Amazon.com, Inc.	4,895,100
700	[1]	Comscore, Inc.	18,739
103,900	[1]	eBay, Inc.	2,793,871
		TOTAL	7,707,710
		Leasing--0.1%
4,800		GATX Corp.	180,480
		Life Insurance--2.5%
74,900		MetLife, Inc.	4,416,853
7,000		Nationwide Financial Services, Inc., Class A	309,190
7,000		Protective Life Corp.	278,180
25,700		Prudential Financial	2,168,309
7,300		StanCorp Financial Group, Inc.	359,233
8,800		Torchmark Corp.	537,328
		TOTAL	8,069,093
		Lumber Products--0.1%
12,900		Louisiana-Pacific Corp.	196,983
		Machine Tools--0.0%
600		Lincoln Electric Holdings	36,990
		Major Steel Producer--0.8%
25,800		United States Steel Corp.	2,634,438
Shares			Value
		COMMON STOCKS--continued
		Maritime--0.4%
12,200	[1]	Kirby Corp.	$560,956
11,900		Overseas Shipholding Group, Inc.	776,118
		TOTAL	1,337,074
		Medical Supplies--0.1%
600		Bard (C.R.), Inc.	57,942
7,000		Mentor Corp.	242,340
		TOTAL	300,282
		Medical Technology--0.4%
5,300	[1]	Intuitive Surgical, Inc.	1,346,200
700		Stryker Corp.	46,879
		TOTAL	1,393,079
		Metal Containers--0.0%
1,600		Greif, Inc., Class A	105,280
		Metal Fabrication--1.0%
27,400		Precision Castparts Corp.	3,118,120
		Miscellaneous Communications--0.1%
4,200	[1]	Bankrate, Inc.	227,766
		Miscellaneous Food Products--0.1%
4,600		Corn Products International, Inc.	155,480
1,000	[1]	Fresh Del Monte Produce, Inc.	32,040
		TOTAL	187,520
		Miscellaneous Components--0.4%
27,400		Amphenol Corp., Class A	1,094,356
1,600	[1]	Fairchild Semiconductor International, Inc., Class A	19,600
		TOTAL	1,113,956
		Money Center Bank--4.2%
168,600		Bank of America Corp.	7,477,410
120,000		J.P. Morgan Chase & Co.	5,706,000
		TOTAL	13,183,410
		Mortgage & Title--0.2%
3,500		LandAmerica Financial Group, Inc.	182,560
12,600		MGIC Investment Corp.	233,100
10,400		PMI Group, Inc.	98,800
8,300		Radian Group, Inc.	75,862
1,700		Stewart Information Services Corp.	58,191
		TOTAL	648,513
Shares			Value
		COMMON STOCKS--continued
		Multi-Industry Transportation--0.0%
500		FedEx Corp.	$46,740
		Multi-Industry Capital Goods--0.3%
5,200		Carlisle Cos., Inc.	173,160
3,400	[1]	Ceradyne, Inc.	163,710
4,700	[1]	KBR, Inc.	148,473
8,000	[1]	Shaw Group, Inc.	452,000
		TOTAL	937,343
		Multi-Line Insurance--2.9%
96,150		Allstate Corp.	4,737,310
21,100		Assurant, Inc.	1,369,179
2,400		FBL Financial Group, Inc., Class A	79,080
4,700		Hanover Insurance Group, Inc.	214,085
26,900		Hartford Financial Services Group, Inc.	2,172,713
2,400		Infinity Property & Casualty	95,688
2,300	[1]	Navigators Group, Inc.	132,779
13,500		UNUMProvident Corp.	305,370
1,400		Zenith National Insurance Corp.	55,748
		TOTAL	9,161,952
		Office Supplies--0.1%
3,000	[1]	United Stationers, Inc.	165,780
		Offshore Driller--0.2%
2,000	[1]	Bristow Group, Inc.	100,700
10,000	[1]	Hornbeck Offshore Services, Inc.	386,800
2,400	[1]	Oceaneering International, Inc.	138,192
		TOTAL	625,692
		Oil Service, Explore & Drill--0.8%
2,200	[1]	Continental Resources Inc	54,802
32,500		Helmerich & Payne, Inc.	1,274,650
12,100	[1]	Mariner Energy, Inc.	303,226
5,800	[1]	McDermott International, Inc.	273,644
6,800	[1]	SEACOR Holdings, Inc.	599,760
		TOTAL	2,506,082
Shares			Value
		COMMON STOCKS--continued
		Oil Well Supply--1.1%
48,400	[1]	Cameron International Corp.	$1,948,584
27,800	[1]	FMC Technologies, Inc.	1,338,848
1,300	[1]	National-Oilwell, Inc.	78,299
		TOTAL	3,365,731
		Other Communications Equipment--0.1%
2,800		Harris Corp.	153,132
14,800	[1]	Tellabs, Inc.	100,936
		TOTAL	254,068
		Paper Products--0.2%
16,500		International Paper Co.	532,125
		Personnel Agency--0.0%
3,100	[1]	Volt Information Science, Inc.	57,877
		Property Liability Insurance--2.5%
9,950		American Financial Group, Inc. Ohio	275,913
800		Berkley, W. R. Corp.	24,208
53,600		Chubb Corp.	2,775,944
1,200		Loews Corp.	56,028
2,300		Mercury General Corp.	110,607
3,100	[1]	Philadelphia Consolidated Holding Corp.	110,980
1,600	[1]	ProAssurance Corp.	92,320
5,300		Reinsurance Group of America	307,241
5,500		Safeco Corp.	293,535
77,400		The Travelers Cos, Inc.	3,722,940
1,600		Transatlantic Holdings, Inc.	109,120
		TOTAL	7,878,836
		Railroad--2.1%
14,800		CSX Corp.	717,504
29,200		Norfolk Southern Corp.	1,588,188
35,000		Union Pacific Corp.	4,376,050
		TOTAL	6,681,742
Shares			Value
		COMMON STOCKS--continued
		Real Estate Investment Trusts--2.2%
9,500		AMB Property Corp.	$480,700
1,400		Alexandria Real Estate Equities, Inc.	137,522
69,000		Annaly Mortgage Management, Inc.	1,360,680
4,050		Boston Properties, Inc.	372,276
7,100		Federal Realty Investment Trust	523,980
10,200		HCP, Inc.	310,182
39,500		Host Hotels & Resorts, Inc.	661,230
16,200		Plum Creek Timber Co., Inc.	676,350
9,000		Prologis Trust	534,150
3,800		SL Green Realty Corp.	352,678
2,600		Simon Property Group, Inc.	232,388
27,300		Realty Income Corp.	665,574
6,050		Vornado Realty Trust	546,920
		TOTAL	6,854,630
		Recreational Vehicles--0.0%
3,700		Harley Davidson, Inc.	150,146
		Regional Bank--3.2%
7,700		Associated Banc Corp.	216,986
28,400		BB&T Corp.	1,030,352
4,800		City National Corp.	273,024
14,100		Comerica, Inc.	615,042
60,800		Fifth Third Bancorp	1,647,680
2,100		Frontier Financial Corp.	42,756
19,357		KeyCorp	506,186
13,400		M & T Bank Corp.	1,229,718
3,100		Oriental Financial Group	49,507
24,800		SunTrust Banks, Inc.	1,709,960
9,500		UnionBanCal Corp.	466,070
60,400		Wachovia Corp.	2,351,372
		TOTAL	10,138,653
Shares			Value
		COMMON STOCKS--continued
		Resorts--0.1%
6,200	[1]	Vail Resorts, Inc.	$293,508
		Restaurant--0.1%
2,400		Bob Evans Farms, Inc.	71,376
1,000	[1]	Chipotle Mexican Grill, Inc. - Cl A	121,740
		TOTAL	193,116
		Savings & Loan--1.5%
5,700		Astoria Financial Corp.	154,926
6,600		Downey Financial Corp.	227,700
43,100		Federal Home Loan Mortgage Corp.	1,309,809
61,800		Federal National Mortgage Association	2,092,548
27,700		Hudson City Bancorp, Inc.	453,726
7,000		Newalliance Bancshares, Inc.	86,100
4,800		Washington Mutual, Inc.	95,616
8,000		Webster Financial Corp. Waterbury	270,960
		TOTAL	4,691,385
		Securities Brokerage--0.3%
3,100	[1]	Interactive Brokers Group, Inc., Class A	107,911
4,600	[1]	Knight Capital Group, Inc. - A	77,050
16,100		OptionsXpress Holdings, Inc.	436,632
3,200		Raymond James Financial, Inc.	89,888
11,400	[1]	TD Ameritrade Holding Corp.	213,864
		TOTAL	925,345
		Semiconductor Distribution--0.3%
26,700	[1]	Avnet, Inc.	950,787
		Semiconductor Manufacturing--1.0%
7,700		Intersil Holding Corp.	177,331
26,300	[1]	MEMC Electronic Materials	1,879,398
2,900		Microchip Technology, Inc.	92,539
41,400	[1]	Micron Technology, Inc.	291,042
16,600	[1]	Omnivision Technologies, Inc.	235,056
5,200	[1]	Plexus Corp.	117,468
9,600	[1]	Silicon Laboratories, Inc.	299,904
11,400	[1]	Spansion Inc. - Class A	43,548
		TOTAL	3,136,286
Shares			Value
		COMMON STOCKS--continued
		Services to Medical Professionals--0.4%
11,900	[1]	Express Scripts, Inc., Class A	$803,131
5,500	[1]	Humana, Inc.	441,650
		TOTAL	1,244,781
		Shoes--0.1%
1,300	[1]	Deckers Outdoor Corp.	157,612
		Software Packaged/Custom--0.8%
21,500	[1]	Activision, Inc.	556,205
4,000	[1]	Advent Software, Inc.	180,640
3,400	[1]	CSG Systems International, Inc.	43,384
33,800	[1]	Computer Sciences Corp.	1,430,416
20,000		Electronic Data Systems Corp.	402,000
		TOTAL	2,612,645
		Specialty Chemicals--0.2%
1,500		Ashland, Inc.	68,295
3,800		Minerals Technologies, Inc.	206,720
7,900	[1]	OM Group, Inc.	453,302
		TOTAL	728,317
		Specialty Retailing--0.1%
3,400		Barnes & Noble, Inc.	115,430
7,700	[1]	Big Lots, Inc.	133,672
1,400		Pep Boys-Manny Moe & Jack	15,302
1,800	[1]	Tractor Supply Co.	69,372
7,400	[1]	Zale Corp.	121,360
		TOTAL	455,136
		Stainless Steel Producer--0.0%
1,400		Carpenter Technology Corp.	86,296
		Telecommunication Equipment & Services--1.0%
2,800	[1]	ADC Telecommunications, Inc.	41,412
84,500		Corning, Inc.	2,033,915
83,900		Motorola, Inc.	967,367
		TOTAL	3,042,694
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Toys & Games--0.0%
3,900	[1]	JAKKS Pacific, Inc.	$91,884
		Trucking--0.1%
8,300		Ryder Systems, Inc.	432,098
		Undesignated Consumer Cyclicals--0.7%
21,900		DeVRY, Inc.	1,208,661
2,000	[1]	ITT Educational Services, Inc.	182,700
1,000	[1]	Parexel International Corp.	54,410
15,000		Pharmaceutical Product Development, Inc.	650,400
		TOTAL	2,096,171
		TOTAL COMMON STOCKS (IDENTIFIED COST $175,189,039)	174,541,060
		ASSET-BACKED SECURITIES--0.9%
$400,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	398,077
47,068		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	44,834
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,220,899
526,746		Community Program Loan Trust 1987-A A4, 4.50%, 10/01/2018	528,927
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	248,186
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	248,000
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	137,763
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,825,642)	2,826,686
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.3%
4,668		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.67%, 3/25/2031	4,665
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	417,916
14,999		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	14,972
27,173		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	27,133
29,614		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	30,369
75,000		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	77,586
67,408		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	74,683
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
$9,815		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	$10,723
17,609		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	17,100
12,779		Government National Mortgage Association REMIC 1999-29 PB, 7.25%, 7/16/2028	13,036
50,953		Government National Mortgage Association REMIC 2002-17 B, 6.00%, 3/20/2032	52,683
350,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.478%, 2/12/2049	352,581
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,085,125)	1,093,447
		CORPORATE BONDS--5.6%
		Basic Industry - Chemicals--0.1%
100,000		Albemarle Corp., Sr. Note, 5.10%, 02/01/2015	98,329
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	88,369
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	77,694
		TOTAL	264,392
		Basic Industry - Metals & Mining--0.1%
50,000		Alcan, Inc., 5.000%, 06/01/2015	49,330
85,000		Alcoa, Inc., Note, 5.55%, 02/01/2017	82,433
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.25%, 12/15/2015	148,915
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	43,137
		TOTAL	323,815
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	50,332
125,000		Boeing Co., Note, 5.125%, 02/15/2013	130,597
100,000		Raytheon Co., Unsecd. Note, 5.375%, 04/01/2013	105,249
		TOTAL	286,178
		Capital Goods - Diversified Manufacturing--0.1%
100,000		Emerson Electric Co., Unsecd. Note, 5.75%, 11/01/2011	106,326
50,000		Honeywell International, Inc., Note, 7.500%, 03/01/2010	54,075
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 02/15/2067	37,239
		TOTAL	197,640
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--0.0%
$100,000		Waste Management, Inc., 7.375%, 08/01/2010	$106,659
		Capital Goods - Packaging--0.0%
20,000		Pactiv Corp., 6.40%, 1/15/2018	20,785
		Communications - Media & Cable--0.1%
100,000		Comcast Corp., Sr. Note, 7.125%, 06/15/2013	109,382
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	209,319
75,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	75,109
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 05/01/2017	25,093
		TOTAL	418,903
		Communications - Media Noncable--0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	85,455
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 02/01/2013	88,941
		TOTAL	174,396
		Communications - Telecom Wireless--0.2%
150,000		AT&T Wireless Services, Inc., Sr. Note, 8.75%, 03/01/2031	188,516
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	100,895
100,000		Cingular Wireless LLC, Sr. Note, 6.50%, 12/15/2011	107,323
60,000		Vodafone Group PLC, 5.35%, 02/27/2012	61,627
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	100,944
		TOTAL	559,305
		Communications - Telecom Wirelines--0.2%
50,000		Embarq Corp., 6.738%, 06/01/2013	51,432
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	101,256
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	44,370
150,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	157,441
100,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	100,037
125,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	136,098
		TOTAL	590,634
		Consumer Cyclical - Automotive--0.1%
150,000		DaimlerChrysler North America Holding Corp., Sr. Note, 4.875%, 06/15/2010	152,283
75,000		DaimlerChrysler North America Holding Corp., Sr. Note, 6.50%, 11/15/2013	81,547
100,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 03/14/2011	103,560
		TOTAL	337,390
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--0.1%
$175,000		Disney Co., Note, 5.70%, 07/15/2011	$184,877
100,000		Time Warner, Inc., 5.50%, 11/15/2011	102,057
		TOTAL	286,934
		Consumer Cyclical - Lodging--0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	95,313
		Consumer Cyclical - Retailers--0.1%
140,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 06/01/2017	145,074
80,000		Costco Wholesale Corp., 5.30%, 03/15/2012	83,967
35,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 02/15/2018	32,977
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,408
100,000		Target Corp., 5.875%, 03/01/2012	106,247
50,000		Target Corp., Note, 5.875%, 07/15/2016	50,605
		TOTAL	446,278
		Consumer Non-Cyclical Food/Beverage--0.2%
125,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 03/01/2017	131,882
100,000		Bottling Group LLC, Note, 5.50%, 04/01/2016	104,242
90,000		General Mills, Inc., Note, 5.70%, 02/15/2017	92,094
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	41,665
75,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	75,906
10,000		Kraft Foods, Inc., Note, 6.25%, 06/01/2012	10,555
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	78,301
100,000	[2,3]	SABMiller PLC, Note, 6.200%, 07/01/2011	107,467
		TOTAL	642,112
		Consumer Non-Cyclical Health Care--0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	41,272
100,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	102,195
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	93,920
		TOTAL	237,387
		Consumer Non-Cyclical Pharmaceuticals--0.2%
75,000		Abbott Laboratories, 5.375%, 05/15/2009	77,024
60,000		Abbott Laboratories, 5.150%, 11/30/2012	63,496
100,000		Genentech, Inc., Note, 4.75%, 07/15/2015	100,231
60,000		Lilly (Eli) & Co., Bond, 5.20%, 03/15/2017	61,035
125,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 01/01/2016	140,319
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	114,612
		TOTAL	556,717
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.1%
$105,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 09/15/2016	$108,599
50,000		Canadian Natural Resources Ltd., 4.90%, 12/01/2014	48,219
150,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	166,597
60,000		XTO Energy, Inc., 6.75%, 08/01/2037	64,030
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 08/01/2017	69,046
		TOTAL	456,491
		Energy - Integrated--0.2%
225,000		Conoco Funding Co., Inc., 7.25%, 10/15/2031	265,324
200,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	231,308
		TOTAL	496,632
		Energy - Oil Field Services--0.0%
40,000		Enbridge, Inc., Sr. Note, 5.60%, 04/01/2017	40,165
		Energy - Refining--0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	107,711
115,000		Valero Energy Corp., 7.50%, 04/15/2032	123,777
35,000		Valero Energy Corp., Note, 4.75%, 04/01/2014	34,194
		TOTAL	265,682
		Financial Institution - Banking--1.0%
200,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	206,750
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	116,660
120,000		Capital One Capital IV, 6.745%, 02/17/2037	82,149
200,000		Citigroup, Inc., Note, 5.125%, 02/14/2011	203,961
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	151,444
150,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 08/16/2011	156,790
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	92,172
200,000		Household Finance Corp., 7.00%, 05/15/2012	214,974
150,000		J.P. Morgan Chase & Co., 5.75%, 01/02/2013	157,140
200,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	201,013
100,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 03/15/2010	100,509
200,000		Northern Trust Corp., Sr. Note, 5.30%, 08/29/2011	208,002
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	199,368
100,000		PNC Funding Corp., Sub. Note, 7.50%, 11/01/2009	105,842
100,000		Popular North America, Inc., 5.65%, 04/15/2009	99,838
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$250,000		US BANK NA, Sub. Note, 4.95%, 10/30/2014	$249,933
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	196,900
30,000		Wachovia Corp., 5.750%, 02/01/2018	29,890
200,000		Washington Mutual Bank, 5.125%, 01/15/2015	176,224
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 02/01/2011	106,176
75,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	72,952
		TOTAL	3,128,687
		Financial Institution - Brokerage--0.5%
100,000		Amvescap PLC, Note, 4.5%, 12/15/2009	101,411
250,000		Blackrock, Inc., 6.250%, 09/15/2017	263,021
20,000		Eaton Vance Corp., 6.500%, 10/02/2017	20,949
150,000	[2,3]	FMR Corp., Bond, 7.570%, 06/15/2029	175,673
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	24,800
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	155,773
75,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 06/15/2012	78,841
80,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 06/15/2017	84,908
120,000		Lehman Brothers Holdings, Inc., 7.875%, 08/15/2010	129,405
135,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 07/19/2017	138,236
115,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 07/17/2037	113,009
150,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 07/15/2014	149,336
100,000		Morgan Stanley, Note, 4.00%, 01/15/2010	100,228
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	35,450
		TOTAL	1,571,040
		Financial Institution - Finance Noncaptive--0.3%
100,000		American Express Co., Global Sr. Note, 4.75%, 06/17/2009	101,216
100,000		American Express Co., 4.875%, 07/15/2013	100,733
100,000		American General Finance Corp., 4.00%, 03/15/2011	97,052
150,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 01/15/2015	151,631
90,000	[2,3]	Capmark Financial Group, Inc., Note, 6.30%, 05/10/2017	63,231
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	202,782
200,000	[2,3]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	190,792
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	101,417
75,000		SLM Corp., Note, 4.00%, 01/15/2010	70,718
		TOTAL	1,079,572
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.0%
$75,000		Aetna US Healthcare, 5.75%, 06/15/2011	$78,874
		Financial Institution - Insurance - Life--0.1%
200,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	226,988
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	121,722
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	86,755
		TOTAL	435,465
		Financial Institution - Insurance - P&C--0.3%
91,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 02/15/2017	92,662
75,000		CNA Financial Corp., 6.500%, 08/15/2016	76,852
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	100,808
100,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	102,588
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	473,645
		TOTAL	846,555
		Financial Institution - REITs--0.1%
20,000		Equity One, Inc., Bond, 6.00%, 09/15/2017	18,930
75,000		Liberty Property LP, 6.625%, 10/01/2017	75,704
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	100,551
		TOTAL	195,185
		Foreign-Local-Government--0.0%
100,000		Ontario, Province of, Note, 4.50%, 02/03/2015	102,643
		Technology--0.3%
75,000		Cisco Systems, Inc., Note, 5.25%, 02/22/2011	78,462
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 02/22/2016	62,360
200,000		Dell Computer Corp., Sr. Deb., 7.10%, 04/15/2028	218,819
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	77,513
80,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	84,722
65,000		Harris Corp., 5.95%, 12/01/2017	66,095
50,000		Hewlett-Packard Co., Note, 5.40%, 03/01/2017	51,583
125,000		Hewlett-Packard Co., Note, 6.50%, 07/01/2012	137,229
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	126,939
150,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 01/15/2011	153,875
		TOTAL	1,057,597
		Transportation - Airlines--0.0%
75,000		Southwest Airlines Co., 6.50%, 03/01/2012	79,523
50,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	54,624
		TOTAL	134,147
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.1%
$75,000		Burlington Northern Santa Fe Corp., Sr. Note, 4.875%, 01/15/2015	$73,194
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	108,513
100,000		Norfolk Southern Corp., Note, 6.75%, 02/15/2011	109,602
100,000		Union Pacific Corp., 4.875%, 01/15/2015	97,309
		TOTAL	388,618
		Transportation - Services--0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	86,752
100,000		FedEx Corp., Note, 5.50%, 08/15/2009	102,492
		TOTAL	189,244
		Utility - Electric--0.5%
150,000		Alabama Power Co., 5.700%, 02/15/2033	144,805
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	92,038
100,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 2006C, 5.50%, 09/15/2016	102,800
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	148,341
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	79,600
100,000		Exelon Generation Co. LLC, Note, 5.35%, 01/15/2014	99,021
100,000		FirstEnergy Corp., 6.45%, 11/15/2011	105,817
55,000	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	57,591
100,000		MidAmerican Energy Co., 4.650%, 10/01/2014	98,907
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	40,639
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	46,968
100,000		PSEG Power LLC, Company Guarantee, 7.75%, 04/15/2011	109,274
75,000		PSI Energy, Inc., Bond, 6.05%, 06/15/2016	77,514
50,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	49,879
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 03/01/2011	100,599
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	93,244
		TOTAL	1,447,037
		Utility - Natural Gas Distributor--0.1%
200,000		Atmos Energy Corp., 4.00%, 10/15/2009	200,240
		Utility - Natural Gas Pipelines--0.0%
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	87,545
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,679,405)	17,746,257
Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--0.0%
$75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $81,558)	$82,324
		GOVERNMENT AGENCIES--2.8%
500,000		Federal Home Loan Mortgage Corp., 4.125%, 7/12/2010	517,096
500,000		Federal Home Loan Mortgage Corp., 5.250%, 7/18/2011	537,869
1,000,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	1,105,943
6,200,000		Federal National Mortgage Association, 4.750%, 11/19/2012	6,576,737
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,232,257)	8,737,645
		MORTGAGE-BACKED SECURITIES--0.0%
20,024		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	21,092
11,297		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	12,185
24,315		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	26,372
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $57,411)	59,649
		U.S. TREASURY--3.3%
661,688		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	702,216
2,549,299		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	2,822,553
5,050,000	[4]	United States Treasury Note, 3.875%, 2/15/2013	5,311,490
1,450,000		United States Treasury Note, 4.500%, 2/15/2016	1,559,687
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,702,064)	10,395,946
		EXCHANGE TRADED FUNDS--8.7%
312,750		iShares MSCI EAFE Index Fund	22,608,698
35,440		iShares MSCI Emerging Market Fund	4,828,700
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $26,824,300)	27,437,398
Shares			Value
		MUTUAL FUNDS--23.0% [5]
84,802		Emerging Markets Fixed Income Core Fund	$1,884,574
4,315,645		Federated Mortgage Core Portfolio	43,501,697
630,971		High Yield Bond Portfolio	4,082,383
23,232,452	[6]	Prime Value Obligations Fund, Institutional Shares, 4.22%	23,232,452
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $70,912,257)	72,701,106
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $312,589,058) [7]	315,621,518
		OTHER ASSETS AND LIABILITIES - NET--0.3% [8]	1,034,312
		TOTAL NET ASSETS--100%	$316,655,830

At January 31, 2008, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]	United States Treasury Notes 5-Year Long Futures	12	$1,356,000	March 2008	$38,769
[1]	United States Treasury Bond Long Futures	14	$1,670,375	March 2008	$(16,675)
[1]	United States Treasury Notes 10-Year Short Futures	23	$2,684,531	March 2008	$2,433
[1]	United States Treasury Notes 2-Year Short Futures	50	$10,660,938	March 2008	$30,291
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$54,818

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,563,750, which represented 0.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,563,750, which represented 0.5% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $312,590,167.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $72,701,106 of investments in affiliated issuers (Note 5) (identified cost $312,589,058)		$315,621,518
Cash		332,721
Income receivable		573,221
Receivable for investments sold		12,074,814
Receivable for shares sold		1,118,081
TOTAL ASSETS		329,720,355
Liabilities:
Payable for investments purchased	$12,274,836
Payable for shares redeemed	467,594
Payable for Directors'/Trustees' fees	670
Payable for daily variation margin	17,187
Payable for distribution services fee (Note 5)	60,041
Payable for shareholder services fee (Note 5)	133,362
Accrued expenses	110,835
TOTAL LIABILITIES		13,064,525
Net assets for 24,040,041 shares outstanding		$316,655,830
Net Assets Consist of:
Paid-in capital		$321,861,990
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		3,087,278
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(8,365,091)
Undistributed net investment income		71,653
TOTAL NET ASSETS		$316,655,830

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($78,474,056 ÷ 5,918,545 shares outstanding), no par value, unlimited shares authorized	$13.26
Offering price per share	$13.26
Redemption proceeds per share	$13.26
Class A Shares:
Net asset value per share ($143,771,066 ÷ 10,881,324 shares outstanding), no par value, unlimited shares authorized	$13.21
Offering price per share (100/94.50 of $13.21) [1]	$13.98
Redemption proceeds per share	$13.21
Class C Shares:
Net asset value per share ($94,373,424 ÷ 7,237,357 shares outstanding), no par value, unlimited shares authorized	$13.04
Offering price per share	$13.04
Redemption proceeds per share (99.00/100 of $13.04) [1]	$12.91
Class K Shares:
Net asset value per share ($37,284 ÷ 2,815 shares outstanding), no par value, unlimited shares authorized	$13.24
Offering price per share	$13.24
Redemption proceeds per share	$13.24

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $1,343,899 received from affiliated issuers (Note 5))		$3,699,341
Interest		805,333
Investment income allocated from affiliated partnership (Note 5)		41,572
TOTAL INCOME		4,546,246
Expenses:
Investment adviser fee (Note 5)	$915,591
Administrative personnel and services fee (Note 5)	135,737
Custodian fees	23,817
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	41,849
Transfer and dividend disbursing agent fees and expenses--Class A Shares	70,964
Transfer and dividend disbursing agent fees and expenses--Class C Shares	39,273
Transfer and dividend disbursing agent fees and expenses--Class K Shares	58
Directors'/Trustees' fees	664
Auditing fees	12,338
Legal fees	3,179
Portfolio accounting fees	51,781
Distribution services fee--Class C Shares (Note 5)	219,689
Distribution services fee--Class K Shares (Note 5)	82
Shareholder services fee--Class A Shares (Note 5)	126,487
Shareholder services fee--Class C Shares (Note 5)	66,562
Account administration fee--Class A Shares	3,438
Account administration fee--Class C Shares	6,376
Share registration costs	34,961
Printing and postage	40,509
Insurance premiums	3,095
Taxes	741
Interest expense	825
Miscellaneous	510
EXPENSES BEFORE ALLOCATION	1,798,526
Expenses allocated from affiliated partnership	411
TOTAL EXPENSES	1,798,937

Statement of Operations-continued

Waivers and Reimbursements Note 5:
Waiver/reimbursement of investment adviser fee	$(12,088)
Waiver of administrative personnel and services fee	(26,429)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(29)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(5,071)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(2,054)
Reimbursement of other operating expenses	(741)
TOTAL WAIVERS AND REIMBURSEMENTS		$(46,412)
Net expenses			$1,752,525
Net investment income			2,793,721
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $93,675 on sales of investments in affiliated issuers)			(8,634,627)
Net realized gain on futures contracts			294,186
Net realized loss and foreign currency transactions allocated from affiliated partnership			(1,961)
Net change in unrealized appreciation of investments, and translation of assets and liabilities in foreign currency transactions			(6,435,330)
Net change in unrealized depreciation of futures contracts			95,154
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(14,682,578)
Change in net assets resulting from operations			$(11,888,857)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,793,721	$2,013,061
Net realized gain (loss) on investments including allocations from partnership and futures contracts	(8,342,402)	8,572,488
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(6,340,176)	746,098
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,888,857)	11,331,647
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,062,430)	(966,746)
Class A Shares	(1,791,266)	(418,667)
Class C Shares	(1,022,222)	(75,923)
Class K Shares	(301)	(1)
Distributions from net realized gains on investments, futures contracts and foreign currency transactions
Institutional Shares	(2,000,003)	(3,727,211)
Class A Shares	(3,700,635)	(1,712,874)
Class C Shares	(2,473,743)	(451,805)
Class K Shares	(819)	(4)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,051,419)	(7,353,231)
Share Transactions:
Proceeds from sale of shares	33,012,132	84,031,582
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	52,857,254	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	48,170,456	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	93,208,403	--
Net asset value of shares issued to shareholders in payment of distributions declared	11,084,828	7,010,766
Cost of shares redeemed	(46,330,861)	(26,053,811)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	192,002,212	64,988,537
Redemption Fees	--	7,476
Change in net assets	168,061,936	68,974,429
Net Assets:
Beginning of period	148,593,894	79,619,465
End of period (including undistributed net investment income of $71,653 and $1,154,151, respectively)	$316,655,830	$148,593,894

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The primary investment objective of the Fund is long-term growth of capital and income.

MDT Balanced Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced offering Class A Shares and Class C Shares on September 15, 2005.

The Fund commenced offering Class K Shares on December 12, 2006.

On October 26, 2007, the Fund received a tax-free transfer of assets from the Federated Conservative Allocation Fund (FCAF), the Federated Growth Allocation Fund (FGAF) and the Federated Moderate Allocation Fund (FMAF) (collectively, "Acquired Funds") as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Acquired Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FCAF	3,640,126	$ 52,857,254	$1,026,380		$ 52,857,254
FGAF	3,325,359	$ 48,170,456	$1,009,181		$ 48,170,456
FMAF	6,421,560	$ 93,208,403	$1,945,499		$ 93,208,403
TOTAL	13,387,045	$194,236,113	$3,981,060	$161,345,386	$194,236,113	$355,581,499

1 Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of "Trustees" (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended January 31, 2008, the Fund had net realized gains on futures contracts of $294,186.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At January 31, 2008, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	299,133	$4,175,784	603,137	$8,390,088
Shares issued to shareholders in payment of distributions declared	213,271	2,951,673	346,321	4,668,405
Shares redeemed	(512,951)	(7,183,585)	(604,149)	(8,303,830)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(547)	$(56,128)	345,309	$4,754,663

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,655,886	$23,011,474	4,589,586	$62,628,792
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	2,233,258	32,583,802	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	1,400,840	20,438,742	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	3,731,944	54,450,162	--	--
Shares issued to shareholders in payment of distributions declared	349,074	4,817,221	144,782	1,948,759
Shares redeemed	(2,211,492)	(30,840,932)	(1,161,046)	(16,085,114)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,159,510	$104,460,469	3,573,322	$48,492,437

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	426,444	$5,805,811	954,270	$12,994,037
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	1,406,868	20,273,452	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	1,924,519	27,731,714	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	2,689,616	38,758,241	--	--
Shares issued to shareholders in payment of distributions declared	243,199	3,314,815	29,439	393,602
Shares redeemed	(613,247)	(8,306,344)	(121,568)	(1,664,768)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,077,399	$87,577,689	862,141	$11,722,871

	Six Months Ended 1/31/2008		Period Ended 7/31/2007 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,401	$19,063	1,340	$18,665
Shares issued to shareholders in payment of distributions declared	81	1,119	--	--
Shares redeemed	--	--	(7)	(99)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,482	$20,182	1,333	$18,566
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,237,844	$192,002,212	4,782,105	$64,988,537

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $4,965, $1,978 and $533, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $312,590,167. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $3,031,351. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,610,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,579,136.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain Classes of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $6,130 of its fee and voluntarily reimbursed $741 of other operating expenses. In addition, an affiliate of the Adviser reimbursed $7,154 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $26,429 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, which became effective December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $161,019 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $28,082 in sales charges from the sale of Class A Shares. FSC also retained $309 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $270 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.15%, 1.40%, 2.15% and 1.90%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $5,958. Transactions with affiliated companies during the six months ended January 31, 2008 are as follows:

Affiliates	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed-Income Core Fund	29,223	63,968	8,389	84,802	$1,884,574	$41,572
Federated Mortgage Core Portfolio	1,720,828	3,375,365	780,548	4,315,645	$43,501,697	$889,681
High Yield Bond Portfolio	264,523	667,712	301,264	630,971	$4,082,383	$116,737
Prime Value Obligations Fund, Institutional Shares	8,187,131	79,773,965	64,728,644	23,232,452	$23,232,452	$337,481
TOTAL OF AFFILIATED TRANSACTIONS	10,201,705	83,881,010	65,818,845	28,263,870	$72,701,106	$1,385,471

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$158,163,703
Sales	$166,768,386

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT BALANCED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R825

36357 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Large Cap Growth Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2008		7/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.12		$10.17		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.14	) [3]	(0.10	) [3]
Net realized and unrealized gain (loss) on investments	(0.21)		2.20		0.27
TOTAL FROM INVESTMENT OPERATIONS	(0.24)		2.06		0.17
Less Distributions:
Distributions from net realized gain on investments	(1.35)		(0.11)		--
Net Asset Value, End of Period	$10.53		$12.12		$10.17
Total Return [4]	(3.00)%		20.38%		1.70%

Ratios to Average Net Assets:
Net expenses	1.50	% [5]	1.50%		2.01	% [5]
Net investment income (loss)	(0.56	)% [5]	(1.14)%		(0.93	)% [5]
Expense waiver/reimbursement [6]	0.13	% [5]	2.30%		20.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,669		$88,826		$183
Portfolio turnover	178%		630%		237%

1 MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Large Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Period Ended 7/31/2007	[1]
Net Asset Value, Beginning of Period	$12.18		$11.48
Income From Investment Operations:
Net investment income (loss)	(0.08)		(0.08	) [2]
Net realized and unrealized gain (loss) on investments	(0.20)		0.78
TOTAL FROM INVESTMENT OPERATIONS	(0.28)		0.70
Less Distributions:
Distributions from net realized gain on investments	(1.35)		--
Net Asset Value, End of Period	$10.55		$12.18
Total Return [3]	(3.32)%		6.10%

Ratios to Average Net Assets:
Net expenses	2.25	% [4]	2.24	% [4]
Net investment income (loss)	(1.28	)% [4]	(1.95	)% [4]
Expense waiver/reimbursement [5]	0.13	% [4]	0.54	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$35,495		$46,933
Portfolio turnover	178%		630	% [6]

1 Reflects operations for the period from March 29, 2007 (date of initial public investment) to July 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2008		7/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.94		$10.10		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.07)		(0.22	) [3]	(0.19	) [3]
Net realized and unrealized gain (loss) on investments	(0.20)		2.17		0.29
TOTAL FROM INVESTMENT OPERATIONS	(0.27)		1.95		0.10
Less Distributions:
Distributions from net realized gain on investments	(1.35)		(0.11)		--
Net Asset Value, End of Period	$10.32		$11.94		$10.10
Total Return [4]	(3.29)%		19.42%		1.00%

Ratios to Average Net Assets:
Net expenses	2.24	% [5]	2.25%		2.76	% [5]
Net investment income (loss)	(1.29	)% [5]	(1.83)%		(1.68	)% [5]
Expense waiver/reimbursement [6]	0.13	% [5]	5.64%		20.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$16,744		$14,388		$147
Portfolio turnover	178%		630%		237%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$970.00	$7.43
Class B Shares	$1,000	$966.80	$11.12
Class C Shares	$1,000	$967.10	$11.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.60	$7.61
Class B Shares	$1,000	$1,013.83	$11.39
Class C Shares	$1,000	$1,013.88	$11.34

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.24%

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Internet Services	7.1%
Services to Medical Professionals	6.8%
Biotechnology	6.7%
Railroad	5.2%
Commodity Chemicals	4.8%
Computers--High End	4.1%
Financial Services	3.9%
Agricultural Chemicals	3.9%
Software Packaged/Custom	3.8%
Office Equipment	3.6%
Computers--Low End	3.6%
Ethical Drugs	3.0%
Specialty Retailing	3.0%
Metal Fabrication	2.9%
Home Products	2.8%
Medical Technology	2.7%
Miscellaneous Machinery	2.7%
Oil Well Supply	2.4%
Defense Electronics	2.3%
Semiconductor Manufacturing	2.2%
Soft Drinks	1.9%
Computers--Midrange	1.6%
Undesignated Consumer Cyclicals	1.5%
Oil Service, Explore & Drill	1.5%
Telecommunication Equipment & Services	1.4%
Electrical Equipment	1.2%
Defense Aerospace	1.1%
Other Communications Equipment	1.1%
Metal Containers	1.0%
Mutual Fund Adviser	1.0%
Other [2]	9.0%
Cash Equivalents [3]	1.9%
Other Assets and Liabilities--Net [4]	(1.7)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.8%
		Agricultural Chemicals--3.9%
53,717		Monsanto Co.	$6,039,939
		Apparel--0.2%
8,418		Guess ?, Inc.	314,076
		Biotechnology--6.7%
88,239	[1]	Amgen, Inc.	4,111,055
18,263	[1]	Genzyme Corp.	1,426,888
93,199	[1]	Gilead Sciences, Inc.	4,258,262
15,060	[1]	OSI Pharmaceuticals, Inc.	600,593
		TOTAL	10,396,798
		Commodity Chemicals--4.8%
135,622		Du Pont (E.I.) de Nemours & Co.	6,127,402
60,160		RPM, Inc.	1,301,862
		TOTAL	7,429,264
		Computer Networking--0.4%
20,908	[1]	Juniper Networks, Inc.	567,652
		Computer Services--0.8%
23,076	[1]	Salesforce.com Inc.	1,206,413
		Computers - High End--4.1%
59,970		IBM Corp.	6,437,180
		Computers - Low End--3.6%
41,706	[1]	Apple, Inc.	5,645,324
		Computers - Midrange--1.6%
56,570		Hewlett-Packard Co.	2,474,938
		Construction Machinery--0.7%
29,330		Manitowoc, Inc.	1,118,060
		Contracting--0.6%
12,437	[1]	Jacobs Engineering Group, Inc.	950,684
		Crude Oil & Gas Production--0.3%
6,029	[1]	Ultra Petroleum Corp.	414,795
Shares			Value
		COMMON STOCKS--continued
		Defense Aerospace--1.1%
7,379		General Dynamics Corp.	$623,230
17,270		Goodrich (B.F.) Co.	1,080,239
		TOTAL	1,703,469
		Defense Electronics--2.3%
20,604	[1]	FLIR Systems, Inc.	623,889
13,551	[1]	First Solar, Inc.	2,463,165
7,249		Rockwell Collins	458,137
		TOTAL	3,545,191
		Electrical Equipment--1.2%
12,731		Emerson Electric Co.	647,244
25,303		Hubbell, Inc., Class B	1,206,447
		TOTAL	1,853,691
		Ethical Drugs--3.0%
22,869		Bristol-Myers Squibb Co.	530,332
41,747		Eli Lilly & Co.	2,150,805
43,091		Merck & Co., Inc.	1,994,251
		TOTAL	4,675,388
		Financial Services--3.9%
3,290		Blackrock, Inc.	727,419
5,641		FactSet Research Systems	315,501
30,987		Janus Capital Group, Inc.	836,959
20,456		Mastercard, Inc., Class A	4,234,392
		TOTAL	6,114,271
		Home Products--2.8%
5,458		Colgate-Palmolive Co.	420,266
162,305		Newell Rubbermaid, Inc.	3,914,797
		TOTAL	4,335,063
		Hotels and Motels--0.5%
6,292	[1]	Wynn Resorts Ltd.	723,454
		Internet Services--7.1%
61,642	[1]	Amazon.com, Inc.	4,789,583
2,672	[1]	Google Inc.	1,507,810
5,400	[1]	Priceline.com, Inc.	586,008
154,131	[1]	eBay, Inc.	4,144,583
		TOTAL	11,027,984
Shares			Value
		COMMON STOCKS--continued
		Leasing--0.2%
6,531		GATX Corp.	$245,566
		Life Insurance--0.4%
11,220		Aflac, Inc.	688,123
		Machine Tools--0.7%
18,244		Lincoln Electric Holdings	1,124,743
		Magazine Publishing--0.4%
13,320		Meredith Corp.	625,907
		Medical Supplies--0.5%
11,782		Baxter International, Inc.	715,639
		Medical Technology--2.7%
13,111	[1]	Intuitive Surgical, Inc.	3,330,194
22,739	[1]	St. Jude Medical, Inc.	921,157
		TOTAL	4,251,351
		Metal Containers--1.0%
35,059		Ball Corp.	1,608,858
		Metal Fabrication--2.9%
39,701		Precision Castparts Corp.	4,517,974
		Miscellaneous Machinery--2.7%
52,026		Cooper Industries Ltd., Class A	2,317,238
33,978		Rockwell Automation, Inc.	1,937,426
		TOTAL	4,254,664
		Miscellaneous Components--0.9%
36,511		Amphenol Corp., Class A	1,458,249
		Money Center Bank--0.3%
5,499		Northern Trust Corp.	403,407
		Multi-Industry Capital Goods--0.2%
7,266		Acuity Brands, Inc.	330,676
		Mutual Fund Adviser--1.0%
15,930	[1]	Affiliated Managers Group	1,566,078
		Office Equipment--3.6%
154,642		Pitney Bowes, Inc.	5,675,361
		Oil Service, Explore & Drill--1.5%
49,377	[1]	McDermott International, Inc.	2,329,607
Shares			Value
		COMMON STOCKS--continued
		Oil Well Supply--2.4%
17,870	[1]	Cameron International Corp.	$719,446
15,540	[1]	FMC Technologies, Inc.	748,406
32,658	[1]	National-Oilwell, Inc.	1,966,991
6,218	[1]	Superior Energy Services, Inc.	249,280
		TOTAL	3,684,123
		Other Communications Equipment--1.1%
30,448		Harris Corp.	1,665,201
		Railroad--5.2%
78,380		Norfolk Southern Corp.	4,263,088
29,974		Union Pacific Corp.	3,747,649
		TOTAL	8,010,737
		Securities Brokerage--0.2%
16,975	[1]	TD Ameritrade Holding Corp.	318,451
		Semiconductor Manufacturing--2.2%
48,863	[1]	MEMC Electronic Materials, Inc.	3,491,750
		Services to Medical Professionals--6.8%
48,204	[1]	Coventry Health Care, Inc.	2,727,382
53,054	[1]	Express Scripts, Inc., Class A	3,580,614
19,206	[1]	Health Net, Inc.	892,887
66,288		UnitedHealth Group, Inc.	3,370,082
		TOTAL	10,570,965
		Shoes--0.3%
14,028	[1]	Crocs, Inc.	488,034
		Soft Drinks--1.9%
50,877		Coca-Cola Co.	3,010,392
		Software Packaged/Custom--3.8%
41,113	[1]	Activision, Inc.	1,063,593
8,886	[1]	Adobe Systems, Inc.	310,388
11,348	[1]	Ansys, Inc.	396,159
23,799	[1]	Autodesk, Inc.	979,329
8,354	[1]	F5 Networks, Inc.	196,570
50,012		Microsoft Corp.	1,630,391
21,190	[1]	Oracle Corp.	435,455
32,011	[1]	Sybase, Inc.	903,350
		TOTAL	5,915,235
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--0.4%
6,728		Praxair, Inc.	$544,362
		Specialty Retailing--3.0%
46,194		Abercrombie & Fitch Co., Class A	3,681,200
13,505		Costco Wholesale Corp.	917,530
		TOTAL	4,598,730
		Telecommunication Equipment & Services--1.4%
29,634	[1]	Anixter International, Inc.	2,076,158
6,444		Corning, Inc.	155,107
		TOTAL	2,231,265
		Undesignated Consumer Cyclicals--1.5%
6,828	[1]	Apollo Group, Inc., Class A	544,465
18,210		DeVRY, Inc.	1,005,010
9,258	[1]	ITT Educational Services, Inc.	845,718
		TOTAL	2,395,193
		Undesignated Consumer Staples--0.2%
17,580		Block (H&R), Inc.	338,767
		Undesignated Health--0.8%
48,909		IMS Health, Inc.	1,168,436
		TOTAL COMMON STOCKS (IDENTIFIED COST $146,150,160)	155,201,478
		MUTUAL FUND--1.9%
3,031,154	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	3,031,154
		TOTAL INVESTMENTS--101.7% (IDENTIFIED COST $149,181,314) [4]	158,232,632
		OTHER ASSETS AND LIABILITIES - NET--(1.7)% [5]	(2,692,255)
		TOTAL NET ASSETS--100%	$155,540,377
1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $3,031,154 of investments in an affiliated issuer (Note 5) (identified cost $149,181,314)		$158,232,632
Income receivable		32,685
Receivable for investments sold		6,808,396
Receivable for shares sold		326,573
TOTAL ASSETS		165,400,286
Liabilities:
Payable for investments purchased	$7,873,167
Payable for shares redeemed	1,764,816
Payable for distribution services fee (Note 5)	35,121
Payable for shareholder services fee (Note 5)	78,610
Accrued expenses	108,195
TOTAL LIABILITIES		9,859,909
Net assets for 14,797,477 shares outstanding		$155,540,377
Net Assets Consist of:
Paid-in capital		$549,875,379
Net unrealized appreciation of investments		9,051,318
Accumulated net realized loss on investments		(402,719,137)
Accumulated net investment income (loss)		(667,183)
TOTAL NET ASSETS		$155,540,377
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,632,993 ÷ 247,959 shares outstanding), no par value, unlimited shares authorized		$10.62
Offering price per share		$10.62
Redemption proceeds per share		$10.62
Class A Shares:
Net asset value per share ($100,669,059 ÷ 9,560,368 shares outstanding), no par value, unlimited shares authorized		$10.53
Offering price per share (100/94.50 of $10.53) [1]		$11.14
Redemption proceeds per share		$10.53
Class B Shares:
Net asset value per share ($35,494,580 ÷ 3,365,945 shares outstanding), no par value, unlimited shares authorized		$10.55
Offering price per share		$10.55
Redemption proceeds per share (94.50/100 of $10.55) [1]		$9.97
Class C Shares:
Net asset value per share ($16,743,745 ÷ 1,623,205 shares outstanding), no par value, unlimited shares authorized		$10.32
Offering price per share		$10.32
Redemption proceeds per share (99.00/100 of $10.32) [1]		$10.22

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $50,203 received from an affiliated issuer (Note 5))			$769,609
Expenses:
Investment adviser fee (Note 5)		$605,860
Administrative personnel and services fee (Note 5)		135,737
Custodian fees		8,931
Transfer and dividend disbursing agent fees and expenses		230,597
Directors'/Trustees' fees		762
Auditing fees		11,386
Legal fees		9,135
Portfolio accounting fees		41,870
Distribution services fee--Class B Shares (Note 5)		160,784
Distribution services fee--Class C Shares (Note 5)		67,478
Shareholder services fee--Class A Shares (Note 5)		122,438
Shareholder services fee--Class B Shares (Note 5)		53,595
Shareholder services fee--Class C Shares (Note 5)		21,600
Account administration fee - Class A Shares		739
Account administration fee - Class C Shares		180
Share registration costs		34,787
Printing and postage		32,929
Insurance premiums		3,055
Interest expense		210
Miscellaneous		3,045
TOTAL EXPENSES		1,545,118
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(81,484)
Waiver of administrative personnel and services fee	(26,842)
TOTAL WAIVERS AND REIMBURSEMENT		(108,326)
Net expenses			1,436,792
Net investment income (loss)			(667,183)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(9,596,269)
Net change in unrealized appreciation of investments			4,501,593
Net realized and unrealized loss on investments			(5,094,676)
Change in net assets resulting from operations			$(5,761,859)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(667,183)	$(237,143)
Net realized gain (loss) on investments	(9,596,269)	21,083,611
Net change in unrealized appreciation/depreciation of investments	4,501,593	(22,417,969)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,761,859)	(1,571,501)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(257,727)	(7,447)
Class A Shares	(11,660,462)	(6,679)
Class B Shares	(4,329,484)	--
Class C Shares	(2,139,318)	(2,090)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,386,991)	(16,216)
Share Transactions:
Proceeds from sale of shares	43,640,298	15,014,670
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Growth Fund	--	144,301,541
Net asset value of shares issued to shareholders in payment of distributions declared	15,708,083	12,437
Cost of shares redeemed	(31,604,518)	(6,430,649)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,743,863	152,897,999
Redemption fees	--	303
Change in net assets	3,595,013	151,310,585
Net Assets:
Beginning of period	151,945,364	634,779
End of period (including accumulated net investment income (loss) of $(667,183) and $0, respectively)	$155,540,377	$151,945,364

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

The Fund commenced offering Class B Shares on March 29, 2007.

On June 22, 2007, the Fund received a tax-free transfer of assets from the Federated Large Cap Growth Fund, as follows:

Shares of the Fund Issued	Federated Large Cap Growth Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated Large Cap Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
11,747,685	$144,301,541	$26,980,742	$5,111,245	$144,301,541	$149,412,786

1 Unrealized appreciation is included in the Federated Large Cap Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,847	$1,258,460	118,282	$1,376,167
Shares issued to shareholders in payment of distributions declared	16,469	193,018	644	7,254
Shares redeemed	(19,754)	(257,408)	(1,456)	(17,389)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	100,562	$1,194,070	117,470	$1,366,032

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,530,644	$31,197,639	598,688	$7,229,781
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Growth Fund	--	--	7,017,437	86,102,187
Shares issued to shareholders in payment of distributions declared	882,581	10,255,594	405	4,547
Shares redeemed	(1,181,106)	(13,927,340)	(306,231)	(3,782,665)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,232,119	$27,525,893	7,310,299	$89,553,850

	Six Months Ended 1/31/2008		Period Ended 7/31/2007 [1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	264,232	$3,166,288	38,188	$475,507
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Growth Fund	--	--	4,008,927	49,471,669
Shares issued to shareholders in payment of distributions declared	344,460	4,012,963	--	--
Shares redeemed	(1,095,653)	(13,369,354)	(194,209)	(2,424,626)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(486,961)	$(6,190,103)	3,852,906	$47,522,550

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	676,589	$8,017,911	486,056	$5,933,215
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Growth Fund	--	--	721,321	8,727,685
Shares issued to shareholders in payment of distributions declared	109,439	1,246,508	57	636
Shares redeemed	(367,483)	(4,050,416)	(17,323)	(205,969)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	418,545	$5,214,003	1,190,111	$14,455,567
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,264,265	$27,743,863	12,470,786	$152,897,999

1 Reflects operations for the period from March 29, 2007 (date of initial public investment) to July 31, 2007.

REDEMPTION FEES

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $99, $152 and $52, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $149,181,314. The net unrealized appreciation of investments for federal tax purposes was $9,051,318. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,365,661 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,314,343.

At July 31, 2007, the Fund had a capital loss carryforward of $392,813,555 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 294,478,872
2009	$ 76,646,626
2010	$ 21,688,057

As a result of the tax-free transfer of assets from Federated Large Cap Growth Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain Classes of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $80,555, of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.135% of average daily net assets of the Fund. FAS waived $26,842 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective on December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $25,973 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $10,438 in sales charges from the sale of Class A Shares. FSC also retained $390 and $567 of contingent deferred sales charges relating to redemptions of Class A Shares and Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $20,550 of Service Fees for the six months ended January 31, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $2,354 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.25% and 2.25%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $929. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	2,729,873	34,238,035	33,936,754	3,031,154	$3,031,154	$50,203

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$294,517,801
Sales	$284,040,322

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT LARGE CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2006. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R700
Cusip 31421R684
Cusip 31421R809

36353 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Large Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.20		$10.20		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.03	) [3]	(0.07	) [3]
Net realized and unrealized gain (loss) on investments	(0.22)		2.14		0.27
TOTAL FROM INVESTMENT OPERATIONS	(0.23)		2.11		0.20
Less Distributions:
Distributions from net realized gain on investments	(1.35)		(0.11)		--
Net Asset Value, End of Period	$10.62		$12.20		$10.20
Total Return [4]	(2.89)%		20.81%		2.00%

Ratios to Average Net Assets:
Net expenses	1.25	% [5]	1.25%		1.76	% [5]
Net investment income (loss)	(0.32	)% [5]	(0.29)%		(0.68	)% [5]
Expense waiver/reimbursement [6]	0.13	% [5]	19.41%		20.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,633		$1,798		$305
Portfolio turnover	178%		630%		237%

1 MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into the Federated MDT Large Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$971.10	$6.19
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.85	$6.34

1 Expenses are equal to the Fund's annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Internet Services	7.1%
Services to Medical Professionals	6.8%
Biotechnology	6.7%
Railroad	5.2%
Commodity Chemicals	4.8%
Computers--High End	4.1%
Financial Services	3.9%
Agricultural Chemicals	3.9%
Software Packaged/Custom	3.8%
Office Equipment	3.6%
Computers--Low End	3.6%
Ethical Drugs	3.0%
Specialty Retailing	3.0%
Metal Fabrication	2.9%
Home Products	2.8%
Medical Technology	2.7%
Miscellaneous Machinery	2.7%
Oil Well Supply	2.4%
Defense Electronics	2.3%
Semiconductor Manufacturing	2.2%
Soft Drinks	1.9%
Computers--Midrange	1.6%
Undesignated Consumer Cyclicals	1.5%
Oil Service, Explore & Drill	1.5%
Telecommunication Equipment & Services	1.4%
Electrical Equipment	1.2%
Defense Aerospace	1.1%
Other Communications Equipment	1.1%
Metal Containers	1.0%
Mutual Fund Adviser	1.0%
Other [2]	9.0%
Cash Equivalents [3]	1.9%
Other Assets and Liabilities--Net [4]	(1.7)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.8%
		Agricultural Chemicals--3.9%
53,717		Monsanto Co.	$6,039,939
		Apparel--0.2%
8,418		Guess ?, Inc.	314,076
		Biotechnology--6.7%
88,239	[1]	Amgen, Inc.	4,111,055
18,263	[1]	Genzyme Corp.	1,426,888
93,199	[1]	Gilead Sciences, Inc.	4,258,262
15,060	[1]	OSI Pharmaceuticals, Inc.	600,593
		TOTAL	10,396,798
		Commodity Chemicals--4.8%
135,622		Du Pont (E.I.) de Nemours & Co.	6,127,402
60,160		RPM, Inc.	1,301,862
		TOTAL	7,429,264
		Computer Networking--0.4%
20,908	[1]	Juniper Networks, Inc.	567,652
		Computer Services--0.8%
23,076	[1]	Salesforce.com Inc.	1,206,413
		Computers - High End--4.1%
59,970		IBM Corp.	6,437,180
		Computers - Low End--3.6%
41,706	[1]	Apple, Inc.	5,645,324
		Computers - Midrange--1.6%
56,570		Hewlett-Packard Co.	2,474,938
		Construction Machinery--0.7%
29,330		Manitowoc, Inc.	1,118,060
		Contracting--0.6%
12,437	[1]	Jacobs Engineering Group, Inc.	950,684
		Crude Oil & Gas Production--0.3%
6,029	[1]	Ultra Petroleum Corp.	414,795
Shares			Value
		COMMON STOCKS--continued
		Defense Aerospace--1.1%
7,379		General Dynamics Corp.	$623,230
17,270		Goodrich (B.F.) Co.	1,080,239
		TOTAL	1,703,469
		Defense Electronics--2.3%
20,604	[1]	FLIR Systems, Inc.	623,889
13,551	[1]	First Solar, Inc.	2,463,165
7,249		Rockwell Collins	458,137
		TOTAL	3,545,191
		Electrical Equipment--1.2%
12,731		Emerson Electric Co.	647,244
25,303		Hubbell, Inc., Class B	1,206,447
		TOTAL	1,853,691
		Ethical Drugs--3.0%
22,869		Bristol-Myers Squibb Co.	530,332
41,747		Eli Lilly & Co.	2,150,805
43,091		Merck & Co., Inc.	1,994,251
		TOTAL	4,675,388
		Financial Services--3.9%
3,290		Blackrock, Inc.	727,419
5,641		FactSet Research Systems	315,501
30,987		Janus Capital Group, Inc.	836,959
20,456		Mastercard, Inc., Class A	4,234,392
		TOTAL	6,114,271
		Home Products--2.8%
5,458		Colgate-Palmolive Co.	420,266
162,305		Newell Rubbermaid, Inc.	3,914,797
		TOTAL	4,335,063
		Hotels and Motels--0.5%
6,292	[1]	Wynn Resorts Ltd.	723,454
		Internet Services--7.1%
61,642	[1]	Amazon.com, Inc.	4,789,583
2,672	[1]	Google Inc.	1,507,810
5,400	[1]	Priceline.com, Inc.	586,008
154,131	[1]	eBay, Inc.	4,144,583
		TOTAL	11,027,984
Shares			Value
		COMMON STOCKS--continued
		Leasing--0.2%
6,531		GATX Corp.	$245,566
		Life Insurance--0.4%
11,220		Aflac, Inc.	688,123
		Machine Tools--0.7%
18,244		Lincoln Electric Holdings	1,124,743
		Magazine Publishing--0.4%
13,320		Meredith Corp.	625,907
		Medical Supplies--0.5%
11,782		Baxter International, Inc.	715,639
		Medical Technology--2.7%
13,111	[1]	Intuitive Surgical, Inc.	3,330,194
22,739	[1]	St. Jude Medical, Inc.	921,157
		TOTAL	4,251,351
		Metal Containers--1.0%
35,059		Ball Corp.	1,608,858
		Metal Fabrication--2.9%
39,701		Precision Castparts Corp.	4,517,974
		Miscellaneous Machinery--2.7%
52,026		Cooper Industries Ltd., Class A	2,317,238
33,978		Rockwell Automation, Inc.	1,937,426
		TOTAL	4,254,664
		Miscellaneous Components--0.9%
36,511		Amphenol Corp., Class A	1,458,249
		Money Center Bank--0.3%
5,499		Northern Trust Corp.	403,407
		Multi-Industry Capital Goods--0.2%
7,266		Acuity Brands, Inc.	330,676
		Mutual Fund Adviser--1.0%
15,930	[1]	Affiliated Managers Group	1,566,078
		Office Equipment--3.6%
154,642		Pitney Bowes, Inc.	5,675,361
		Oil Service, Explore & Drill--1.5%
49,377	[1]	McDermott International, Inc.	2,329,607
Shares			Value
		COMMON STOCKS--continued
		Oil Well Supply--2.4%
17,870	[1]	Cameron International Corp.	$719,446
15,540	[1]	FMC Technologies, Inc.	748,406
32,658	[1]	National-Oilwell, Inc.	1,966,991
6,218	[1]	Superior Energy Services, Inc.	249,280
		TOTAL	3,684,123
		Other Communications Equipment--1.1%
30,448		Harris Corp.	1,665,201
		Railroad--5.2%
78,380		Norfolk Southern Corp.	4,263,088
29,974		Union Pacific Corp.	3,747,649
		TOTAL	8,010,737
		Securities Brokerage--0.2%
16,975	[1]	TD Ameritrade Holding Corp.	318,451
		Semiconductor Manufacturing--2.2%
48,863	[1]	MEMC Electronic Materials, Inc.	3,491,750
		Services to Medical Professionals--6.8%
48,204	[1]	Coventry Health Care, Inc.	2,727,382
53,054	[1]	Express Scripts, Inc., Class A	3,580,614
19,206	[1]	Health Net, Inc.	892,887
66,288		UnitedHealth Group, Inc.	3,370,082
		TOTAL	10,570,965
		Shoes--0.3%
14,028	[1]	Crocs, Inc.	488,034
		Soft Drinks--1.9%
50,877		Coca-Cola Co.	3,010,392
		Software Packaged/Custom--3.8%
41,113	[1]	Activision, Inc.	1,063,593
8,886	[1]	Adobe Systems, Inc.	310,388
11,348	[1]	Ansys, Inc.	396,159
23,799	[1]	Autodesk, Inc.	979,329
8,354	[1]	F5 Networks, Inc.	196,570
50,012		Microsoft Corp.	1,630,391
21,190	[1]	Oracle Corp.	435,455
32,011	[1]	Sybase, Inc.	903,350
		TOTAL	5,915,235
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--0.4%
6,728		Praxair, Inc.	$544,362
		Specialty Retailing--3.0%
46,194		Abercrombie & Fitch Co., Class A	3,681,200
13,505		Costco Wholesale Corp.	917,530
		TOTAL	4,598,730
		Telecommunication Equipment & Services--1.4%
29,634	[1]	Anixter International, Inc.	2,076,158
6,444		Corning, Inc.	155,107
		TOTAL	2,231,265
		Undesignated Consumer Cyclicals--1.5%
6,828	[1]	Apollo Group, Inc., Class A	544,465
18,210		DeVRY, Inc.	1,005,010
9,258	[1]	ITT Educational Services, Inc.	845,718
		TOTAL	2,395,193
		Undesignated Consumer Staples--0.2%
17,580		Block (H&R), Inc.	338,767
		Undesignated Health--0.8%
48,909		IMS Health, Inc.	1,168,436
		TOTAL COMMON STOCKS (IDENTIFIED COST $146,150,160)	155,201,478
		MUTUAL FUND--1.9%
3,031,154	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	3,031,154
		TOTAL INVESTMENTS--101.7% (IDENTIFIED COST $149,181,314) [4]	158,232,632
		OTHER ASSETS AND LIABILITIES - NET--(1.7)% [5]	(2,692,255)
		TOTAL NET ASSETS--100%	$155,540,377

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $3,031,154 of investments in an affiliated issuer (Note 5) (identified cost $149,181,314)		$158,232,632
Income receivable		32,685
Receivable for investments sold		6,808,396
Receivable for shares sold		326,573
TOTAL ASSETS		165,400,286
Liabilities:
Payable for investments purchased	$7,873,167
Payable for shares redeemed	1,764,816
Payable for distribution services fee (Note 5)	35,121
Payable for shareholder services fee (Note 5)	78,610
Accrued expenses	108,195
TOTAL LIABILITIES		9,859,909
Net assets for 14,797,477 shares outstanding		$155,540,377
Net Assets Consist of:
Paid-in capital		$549,875,379
Net unrealized appreciation of investments		9,051,318
Accumulated net realized loss on investments		(402,719,137)
Accumulated net investment income (loss)		(667,183)
TOTAL NET ASSETS		$155,540,377
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,632,993 ÷ 247,959 shares outstanding), no par value, unlimited shares authorized		$10.62
Offering price per share		$10.62
Redemption proceeds per share		$10.62
Class A Shares:
Net asset value per share ($100,669,059 ÷ 9,560,368 shares outstanding), no par value, unlimited shares authorized		$10.53
Offering price per share (100/94.50 of $10.53) [1]		$11.14
Redemption proceeds per share		$10.53
Class B Shares:
Net asset value per share ($35,494,580 ÷ 3,365,945 shares outstanding), no par value, unlimited shares authorized		$10.55
Offering price per share		$10.55
Redemption proceeds per share (94.50/100 of $10.55) [1]		$9.97
Class C Shares:
Net asset value per share ($16,743,745 ÷ 1,623,205 shares outstanding), no par value, unlimited shares authorized		$10.32
Offering price per share		$10.32
Redemption proceeds per share (99.00/100 of $10.32) [1]		$10.22

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $50,203 received from an affiliated issuer (Note 5))			$769,609
Expenses:
Investment adviser fee (Note 5)		$605,860
Administrative personnel and services fee (Note 5)		135,737
Custodian fees		8,931
Transfer and dividend disbursing agent fees and expenses		230,597
Directors'/Trustees' fees		762
Auditing fees		11,386
Legal fees		9,135
Portfolio accounting fees		41,870
Distribution services fee--Class B Shares (Note 5)		160,784
Distribution services fee--Class C Shares (Note 5)		67,478
Shareholder services fee--Class A Shares (Note 5)		122,438
Shareholder services fee--Class B Shares (Note 5)		53,595
Shareholder services fee--Class C Shares (Note 5)		21,600
Account administration fee - Class A Shares		739
Account administration fee - Class C Shares		180
Share registration costs		34,787
Printing and postage		32,929
Insurance premiums		3,055
Interest expense		210
Miscellaneous		3,045
TOTAL EXPENSES		1,545,118
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(81,484)
Waiver of administrative personnel and services fee	(26,842)
TOTAL WAIVERS AND REIMBURSEMENT		(108,326)
Net expenses			1,436,792
Net investment income (loss)			(667,183)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(9,596,269)
Net change in unrealized appreciation of investments			4,501,593
Net realized and unrealized loss on investments			(5,094,676)
Change in net assets resulting from operations			$(5,761,859)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(667,183)	$(237,143)
Net realized gain (loss) on investments	(9,596,269)	21,083,611
Net change in unrealized appreciation/depreciation of investments	4,501,593	(22,417,969)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,761,859)	(1,571,501)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(257,727)	(7,447)
Class A Shares	(11,660,462)	(6,679)
Class B Shares	(4,329,484)	--
Class C Shares	(2,139,318)	(2,090)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,386,991)	(16,216)
Share Transactions:
Proceeds from sale of shares	43,640,298	15,014,670
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Growth Fund	--	144,301,541
Net asset value of shares issued to shareholders in payment of distributions declared	15,708,083	12,437
Cost of shares redeemed	(31,604,518)	(6,430,649)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,743,863	152,897,999
Redemption fees	--	303
Change in net assets	3,595,013	151,310,585
Net Assets:
Beginning of period	151,945,364	634,779
End of period (including accumulated net investment income (loss) of $(667,183) and $0, respectively)	$155,540,377	$151,945,364

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

The Fund commenced offering Class B Shares on March 29, 2007.

On June 22, 2007, the Fund received a tax-free transfer of assets from the Federated Large Cap Growth Fund, as follows:

Shares of the Fund Issued	Federated Large Cap Growth Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated Large Cap Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
11,747,685	$144,301,541	$26,980,742	$5,111,245	$144,301,541	$149,412,786

1 Unrealized appreciation is included in the Federated Large Cap Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,847	$1,258,460	118,282	$1,376,167
Shares issued to shareholders in payment of distributions declared	16,469	193,018	644	7,254
Shares redeemed	(19,754)	(257,408)	(1,456)	(17,389)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	100,562	$1,194,070	117,470	$1,366,032

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,530,644	$31,197,639	598,688	$7,229,781
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Growth Fund	--	--	7,017,437	86,102,187
Shares issued to shareholders in payment of distributions declared	882,581	10,255,594	405	4,547
Shares redeemed	(1,181,106)	(13,927,340)	(306,231)	(3,782,665)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,232,119	$27,525,893	7,310,299	$89,553,850

	Six Months Ended 1/31/2008		Period Ended 7/31/2007 [1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	264,232	$3,166,288	38,188	$475,507
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Growth Fund	--	--	4,008,927	49,471,669
Shares issued to shareholders in payment of distributions declared	344,460	4,012,963	--	--
Shares redeemed	(1,095,653)	(13,369,354)	(194,209)	(2,424,626)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(486,961)	$(6,190,103)	3,852,906	$47,522,550

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	676,589	$8,017,911	486,056	$5,933,215
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Large Cap Growth Fund	--	--	721,321	8,727,685
Shares issued to shareholders in payment of distributions declared	109,439	1,246,508	57	636
Shares redeemed	(367,483)	(4,050,416)	(17,323)	(205,969)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	418,545	$5,214,003	1,190,111	$14,455,567
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,264,265	$27,743,863	12,470,786	$152,897,999

1 Reflects operations for the period from March 29, 2007 (date of initial public investment) to July 31, 2007.

REDEMPTION FEES

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $99, $152 and $52, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $149,181,314. The net unrealized appreciation of investments for federal tax purposes was $9,051,318. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,365,661 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,314,343.

At July 31, 2007, the Fund had a capital loss carryforward of $392,813,555 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 294,478,872
2009	$ 76,646,626
2010	$ 21,688,057

As a result of the tax-free transfer of assets from Federated Large Cap Growth Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain Classes of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $80,555, of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.135% of average daily net assets of the Fund. FAS waived $26,842 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective on December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $25,973 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $10,438 in sales charges from the sale of Class A Shares. FSC also retained $390 and $567 of contingent deferred sales charges relating to redemptions of Class A Shares and Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $20,550 of Service Fees for the six months ended January 31, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $2,354 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.25% and 2.25%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $929. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	2,729,873	34,238,035	33,936,754	3,031,154	$3,031,154	$50,203

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$294,517,801
Sales	$284,040,322

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT LARGE CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2006. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R882

36356 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Mid Cap Growth Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.05		$10.67		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.07	) [3]	(0.11	) [3]	(0.09	) [3]
Net realized and unrealized gain (loss) on investments	(0.14)		2.81		0.76
TOTAL FROM INVESTMENT OPERATIONS	(0.21)		2.70		0.67
Less Distributions:
Distributions from net realized gain on investments	(0.12)		(0.32)		--
Redemption fees	--		0.00	[4]	--
Net Asset Value, End of Period	$12.72		$13.05		$10.67
Total Return [5]	(1.68)%		25.67%		6.70%

Ratios to Average Net Assets:
Net expenses	1.50	% [6]	1.50%		2.02	% [6]
Net investment income (loss)	(0.96	)% [6]	(0.88)%		(0.92	)% [6]
Expense waiver/reimbursement [7]	4.46	% [6]	15.03%		27.33	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,354		$6,446		$104
Portfolio turnover	92%		141%		201%

1 MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Mid Cap Growth Fund (the "Fund"), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.86		$10.60		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.12	) [3]	(0.19	) [3]	(0.17	) [3]
Net realized and unrealized gain (loss) on investments	(0.13)		2.77		0.77
TOTAL FROM INVESTMENT OPERATIONS	(0.25)		2.58		0.60
Less Distributions:
Distributions from net realized gain on investments	(0.12)		(0.32)		--
Redemption fees	--		0.00	[4]	--
Net Asset Value, End of Period	$12.49		$12.86		$10.60
Total Return [5]	(2.02)%		24.69%		6.00%

Ratios to Average Net Assets:
Net expenses	2.24	% [6]	2.25%		2.77	% [6]
Net investment income (loss)	(1.76	)% [6]	(1.56)%		(1.67	)% [6]
Expense waiver/reimbursement [7]	4.32	% [6]	26.77%		27.33	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$521		$123		$6
Portfolio turnover	92%		141%		201%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 983.20	$ 7.48
Class C Shares	$1,000	$ 979.80	$11.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.60	$ 7.61
Class C Shares	$1,000	$1,013.88	$11.34

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class C Shares	2.24%

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Financial Services	7.7%
Services to Medical Professionals	6.2%
Undesignated Consumer Cyclicals	5.8%
Defense Aerospace	4.7%
Plastic Containers	4.6%
Defense Electronics	4.3%
Commodity Chemicals	4.3%
Securities Brokerage	4.1%
Miscellaneous Components	4.0%
Internet Services	3.6%
Biotechnology	3.4%
Steam Generation Machinery	2.7%
Auto Original Equipment Manufacturer	2.6%
Oil Service, Explore & Drill	2.5%
Metal Fabrication	2.4%
Cosmetics & Toiletries	2.4%
Other Communications Equipment	2.3%
Toys & Games	2.2%
Mutual Fund Adviser	2.2%
Medical Technology	2.1%
Machine Tools	2.0%
Electrical Equipment	2.0%
Software Packaged/Custom	1.7%
Specialty Retailing	1.6%
Miscellaneous Machinery	1.6%
Generic Drugs	1.3%
Multi-Industry Capital Goods	1.1%
Semiconductor Manufacturing	1.1%
Oil Well Supply	1.1%
Construction Machinery	1.1%
Office Equipment	1.1%
Auto Manufacturing	1.0%
Other [2]	8.0%
Cash Equivalents [3]	1.6%
Other Assets and Liabilities--Net [4]	(0.4)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.8%
		Advertising--0.3%
733		Omnicom Group, Inc.	$33,256
		Apparel--0.1%
260		Guess ?, Inc.	9,701
		Auto Manufacturing--1.0%
17,751	[1]	Ford Motor Co.	117,867
		Auto Original Equipment Manufacturer--2.6%
2,607	[1]	AutoZone, Inc.	315,134
		Biotechnology--3.4%
866	[1]	Genzyme Corp.	67,661
7,263	[1]	OSI Pharmaceuticals, Inc.	289,648
2,228	[1]	Vertex Pharmaceuticals, Inc.	45,362
		TOTAL	402,671
		Book Publishing--0.9%
2,842		Wiley (John) & Sons, Inc., Class A	112,032
		Building Materials--0.3%
994		Lennox International, Inc.	36,937
		Commodity Chemicals--4.3%
12,995		Celanese Corp.	483,154
1,434		RPM, Inc.	31,032
		TOTAL	514,186
		Computer Networking--0.2%
830	[1]	Juniper Networks, Inc.	22,535
		Computer Peripherals--0.4%
1,731	[1]	NVIDIA Corp.	42,565
		Construction Machinery--1.1%
3,324		Manitowoc, Inc.	126,711
		Contracting--0.5%
48		Harsco Corp.	2,732
770	[1]	Jacobs Engineering Group, Inc.	58,859
		TOTAL	61,591
Shares			Value
		COMMON STOCKS--continued
		Cosmetics & Toiletries--2.4%
8,306		Avon Products, Inc.	$290,876
		Defense Aerospace--4.7%
1,203	[1]	Alliant Techsystems, Inc.	127,338
6,926		Goodrich (B.F.) Co.	433,221
		TOTAL	560,559
		Defense Electronics--4.3%
4,150	[1]	FLIR Systems, Inc.	125,662
1,900	[1]	First Solar, Inc.	345,363
592		Rockwell Collins	37,414
		TOTAL	508,439
		Discount Department Stores--0.2%
788		TJX Cos., Inc.	24,869
		Electric Utility--0.6%
4,252		CenterPoint Energy, Inc.	68,075
		Electrical Equipment--2.0%
4,363		AMETEK, Inc.	192,147
930		Hubbell, Inc., Class B	44,342
		TOTAL	236,489
		Ethical Drugs--0.7%
2,763	[1]	Sepracor, Inc.	78,027
		Financial Services--7.7%
2,261		Blackrock, Inc.	499,907
7,858		Janus Capital Group, Inc.	212,245
1,020		Mastercard, Inc.	211,140
		TOTAL	923,292
		Furniture--0.1%
332		Tempur-Pedic International, Inc.	6,580
		Generic Drugs--1.3%
9,437	[1]	Warner Chilcott Ltd., Class A	159,957
		Home Products--0.4%
861		Church and Dwight, Inc.	45,823
		Hospitals--0.5%
5,761	[1]	Tenet Healthcare Corp.	25,521
716	[1]	VCA Antech, Inc.	27,681
		TOTAL	53,202
Shares			Value
		COMMON STOCKS--continued
		Internet Services--3.6%
577	[1]	Amazon.com, Inc.	$44,833
3,561	[1]	Priceline.com, Inc.	386,440
		TOTAL	431,273
		Iron Ore Production--0.2%
193		Cleveland Cliffs, Inc.	19,655
		Machine Tools--2.0%
606		Lincoln Electric Holdings	37,360
2,074	[1]	Mettler Toledo International, Inc.	205,948
		TOTAL	243,308
		Medical Supplies--0.1%
228	[1]	Kinetic Concepts, Inc.	11,350
		Medical Technology--2.1%
902	[1]	Intuitive Surgical, Inc.	229,108
612	[1]	St. Jude Medical, Inc.	24,792
		TOTAL	253,900
		Metal Containers--0.3%
791		Ball Corp.	36,299
		Metal Fabrication--2.4%
2,563		Precision Castparts Corp.	291,669
		Miscellaneous Machinery--1.6%
1,865		Cooper Industries Ltd., Class A	83,067
1,406		MSC Industrial Direct Co.	57,744
836		Rockwell Automation, Inc.	47,669
		TOTAL	188,480
		Miscellaneous Components--4.0%
12,067		Amphenol Corp., Class A	481,956
		Multi-Industry Capital Goods--1.1%
2,428		Textron Inc.	136,089
		Multi-Line Insurance--0.2%
453		CIGNA Corp.	22,269
		Mutual Fund Adviser--2.2%
466	[1]	Affiliated Managers Group	45,813
6,523		Waddell & Reed Financial, Inc., Class A	216,433
		TOTAL	262,246
Shares			Value
		COMMON STOCKS--continued
		Office Equipment--1.1%
3,430		Pitney Bowes, Inc.	$125,881
		Office Furniture--0.2%
717		Miller Herman, Inc.	22,786
		Oil Service, Explore & Drill--2.5%
6,402	[1]	McDermott International, Inc.	302,046
		Oil Well Supply--1.1%
698	[1]	Cameron International Corp.	28,102
280	[1]	FMC Technologies, Inc.	13,485
1,419	[1]	National-Oilwell, Inc.	85,466
		TOTAL	127,053
		Other Communications Equipment--2.3%
4,949		Harris Corp.	270,661
		Plastic Containers--4.6%
10,979	[1]	Owens-Illinois, Inc.	553,342
		Pollution Control--0.0%
89	[1]	Stericycle, Inc.	5,274
		Securities Brokerage--4.1%
26,247	[1]	TD Ameritrade Holding Corp.	492,394
		Semiconductor Distribution--0.0%
87	[1]	Avnet, Inc.	3,098
		Semiconductor Manufacturing--1.1%
1,793	[1]	MEMC Electronic Materials, Inc.	128,128
		Services to Medical Professionals--6.2%
3,917	[1]	Coventry Health Care, Inc.	221,624
6,735	[1]	Express Scripts, Inc., Class A	454,545
220	[1]	Health Net, Inc.	10,228
638	[1]	Humana, Inc.	51,231
		TOTAL	737,628
		Software Packaged/Custom--1.7%
2,758	[1]	Ansys, Inc.	96,282
3,199	[1]	BMC Software, Inc.	102,496
		TOTAL	198,778
Shares			Value
		COMMON STOCKS--continued
		Specialty Retailing--1.6%
2,416		Abercrombie & Fitch Co., Class A	$192,531
		Steam Generation Machinery--2.7%
4,734	[1]	Foster Wheeler Ltd.	324,137
		Telecommunication Equipment & Services--0.8%
1,478	[1]	Amdocs Ltd.	48,907
586	[1]	Anixter International, Inc.	41,055
		TOTAL	89,962
		Telephone Utility--0.0%
39		Telephone and Data System, Inc.	2,057
		Toys & Games--2.2%
9,506	[1]	Marvel Entertainment, Inc.	268,069
		Truck Manufacturing--0.4%
890		Cummins, Inc.	42,969
		Undesignated Consumer Cyclicals--5.8%
5,396	[1]	Apollo Group, Inc., Class A	430,277
1,644		DeVRY, Inc.	90,732
1,847	[1]	ITT Educational Services, Inc.	168,723
		TOTAL	689,732
		Undesignated Consumer Staples--0.6%
3,809		Block (H&R), Inc.	73,399
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,298,922)	11,779,793
		MUTUAL FUND--1.6%
195,674	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	195,674
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $11,494,596) [4]	11,975,467
		OTHER ASSETS AND LIABILITIES - NET--(0.4)% [5]	(46,506)
		TOTAL NET ASSETS--100%	$11,928,961

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $195,674 of investments in an affiliated issuer (Note 5) (identified cost $11,494,596)		$11,975,467
Income receivable		1,710
Receivable for investments sold		153,770
Receivable for shares sold		16,855
Prepaid expense		9,277
TOTAL ASSETS		12,157,079
Liabilities:
Payable for investments purchased	$220,235
Payable for shares redeemed	1,288
Payable for Directors'/Trustees' fees	72
Payable for distribution services fee (Note 5)	314
Payable for shareholder services fee (Note 5)	6,209
TOTAL LIABILITIES		228,118
Net assets for 938,129 shares outstanding		$11,928,961
Net Assets Consist of:
Paid-in capital		$12,072,906
Net unrealized appreciation of investments		480,871
Accumulated net realized loss on investments		(576,518)
Accumulated net investment income (loss)		(48,298)
TOTAL NET ASSETS		$11,928,961
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,054,470 ÷ 82,465 shares outstanding), no par value, unlimited shares authorized		$12.79
Offering price per share		$12.79
Redemption proceeds per share		$12.79
Class A Shares:
Net asset value per share ($10,353,517 ÷ 813,952 shares outstanding), no par value, unlimited shares authorized		$12.72
Offering price per share (100/94.50 of $12.72) [1]		$13.46
Redemption proceeds per share		$12.72
Class C Shares:
Net asset value per share ($520,974 ÷ 41,712 shares outstanding), no par value, unlimited shares authorized		$12.49
Offering price per share		$12.49
Redemption proceeds per share (99.00/100 of $12.49) [1]		$12.37

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $4,756 received from an affiliated issuer (Note 5))			$26,654
Expenses:
Investment adviser fee (Note 5)		$44,988
Administrative personnel and services fee (Note 5)		115,628
Custodian fees		7,705
Transfer and dividend disbursing agent fees and expenses		26,364
Directors'/Trustees' fees		758
Auditing fees		11,386
Legal fees		6,285
Portfolio accounting fees		35,643
Distribution services fee--Class C Shares (Note 5)		1,098
Shareholder services fee--Class A Shares (Note 5)		11,021
Shareholder services fee--Class C Shares (Note 5)		349
Share registration costs		26,048
Printing and postage		7,038
Insurance premiums		3,054
Miscellaneous		570
TOTAL EXPENSES		297,935
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(44,988)
Waiver of administrative personnel and services fee	(22,573)
Reimbursement of other operating expenses	(155,422)
TOTAL WAIVERS AND REIMBURSEMENTS		(222,983)
Net expenses			74,952
Net investment income (loss)			(48,298)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(568,810)
Net change in unrealized appreciation of investments			96,711
Net realized and unrealized loss on investments			(472,099)
Change in net assets resulting from operations			$(520,397)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(48,298)	$(19,120)
Net realized gain (loss) on investments	(568,810)	127,473
Net change in unrealized appreciation/depreciation of investments	96,711	379,049
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(520,397)	487,402
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(10,164)	(8,652)
Class A Shares	(99,042)	(8,228)
Class C Shares	(4,334)	(431)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(113,540)	(17,311)
Share Transactions:
Proceeds from sale of shares	5,798,313	7,320,573
Net asset value of shares issued to shareholders in payment of distributions declared	104,454	16,366
Cost of shares redeemed	(616,932)	(865,450)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,285,835	6,471,489
Redemption fees	--	470
Change in net assets	4,651,898	6,942,050
Net Assets:
Beginning of period	7,277,063	335,013
End of period (including accumulated net investment income (loss) of $(48,298) and $0, respectively)	$11,928,961	$7,277,063

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	40,122	$565,325	71,994	$904,172
Shares issued to shareholders in payment of distributions declared	266	3,800	738	8,505
Shares redeemed	(11,976)	(152,687)	(39,756)	(518,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	28,412	$416,438	32,976	$393,774

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	346,163	$4,780,574	511,500	$6,300,790
Shares issued to shareholders in payment of distributions declared	6,900	98,193	659	7,566
Shares redeemed	(33,183)	(442,959)	(27,853)	(342,042)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	319,880	$4,435,808	484,306	$5,966,314

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	33,591	$452,414	9,419	$115,611
Shares issued to shareholders in payment of distributions declared	176	2,461	26	295
Shares redeemed	(1,639)	(21,286)	(384)	(4,505)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	32,128	$433,589	9,061	$111,401
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	380,420	$5,285,835	526,343	$6,471,489

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $194, $262 and $14, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $11,494,596. The net unrealized appreciation of investments for federal tax purposes was $480,871. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $878,102 and net unrealized depreciation from investments for those securities having an excess of cost over value of $397,231.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $44,904 of its fee and reimbursed $155,422 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative service contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 1.86% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts represented in the chart above. FAS waived $22,573 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $631 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $1,026 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50% and 2.25%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $84. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	148,403	3,307,219	3,259,948	195,674	$195,674	$4,756

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$14,083,444
Sales	$9,055,818

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT MID CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one year period ending December 31, 2006, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R874
Cusip 31421R866

36358 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Mid Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.10		$10.69		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05	) [3]	(0.05	) [3]	(0.07	) [3]
Net realized and unrealized gain (loss) on investments	(0.14)		2.77		0.76
TOTAL FROM INVESTMENT OPERATIONS	(0.19)		2.72		0.69
Less Distributions:
Distributions from net realized gain on investments	(0.12)		(0.32)		--
Redemption fees	--		0.01		--
Net Asset Value, End of Period	$12.79		$13.10		$10.69
Total Return [4]	(1.52)%		25.90%		6.90%

Ratios to Average Net Assets:
Net expenses	1.25	% [5]	1.25%		1.77	% [5]
Net investment income (loss)	(0.72	)% [5]	(0.45)%		(0.67	)% [5]
Expense waiver/reimbursement [6]	4.49	% [5]	42.16%		27.33	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,054		$708		$225
Portfolio turnover	92%		141%		201%

1 MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Mid Cap Growth Fund (the "Fund"), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 984.80	$6.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.85	$6.34

1 Expenses are equal to the Fund's annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Financial Services	7.7%
Services to Medical Professionals	6.2%
Undesignated Consumer Cyclicals	5.8%
Defense Aerospace	4.7%
Plastic Containers	4.6%
Defense Electronics	4.3%
Commodity Chemicals	4.3%
Securities Brokerage	4.1%
Miscellaneous Components	4.0%
Internet Services	3.6%
Biotechnology	3.4%
Steam Generation Machinery	2.7%
Auto Original Equipment Manufacturer	2.6%
Oil Service, Explore & Drill	2.5%
Metal Fabrication	2.4%
Cosmetics & Toiletries	2.4%
Other Communications Equipment	2.3%
Toys & Games	2.2%
Mutual Fund Adviser	2.2%
Medical Technology	2.1%
Machine Tools	2.0%
Electrical Equipment	2.0%
Software Packaged/Custom	1.7%
Specialty Retailing	1.6%
Miscellaneous Machinery	1.6%
Generic Drugs	1.3%
Multi-Industry Capital Goods	1.1%
Semiconductor Manufacturing	1.1%
Oil Well Supply	1.1%
Construction Machinery	1.1%
Office Equipment	1.1%
Auto Manufacturing	1.0%
Other [2]	8.0%
Cash Equivalents [3]	1.6%
Other Assets and Liabilities--Net [4]	(0.4)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.8%
		Advertising--0.3%
733		Omnicom Group, Inc.	$33,256
		Apparel--0.1%
260		Guess ?, Inc.	9,701
		Auto Manufacturing--1.0%
17,751	[1]	Ford Motor Co.	117,867
		Auto Original Equipment Manufacturer--2.6%
2,607	[1]	AutoZone, Inc.	315,134
		Biotechnology--3.4%
866	[1]	Genzyme Corp.	67,661
7,263	[1]	OSI Pharmaceuticals, Inc.	289,648
2,228	[1]	Vertex Pharmaceuticals, Inc.	45,362
		TOTAL	402,671
		Book Publishing--0.9%
2,842		Wiley (John) & Sons, Inc., Class A	112,032
		Building Materials--0.3%
994		Lennox International, Inc.	36,937
		Commodity Chemicals--4.3%
12,995		Celanese Corp.	483,154
1,434		RPM, Inc.	31,032
		TOTAL	514,186
		Computer Networking--0.2%
830	[1]	Juniper Networks, Inc.	22,535
		Computer Peripherals--0.4%
1,731	[1]	NVIDIA Corp.	42,565
		Construction Machinery--1.1%
3,324		Manitowoc, Inc.	126,711
		Contracting--0.5%
48		Harsco Corp.	2,732
770	[1]	Jacobs Engineering Group, Inc.	58,859
		TOTAL	61,591
Shares			Value
		COMMON STOCKS--continued
		Cosmetics & Toiletries--2.4%
8,306		Avon Products, Inc.	$290,876
		Defense Aerospace--4.7%
1,203	[1]	Alliant Techsystems, Inc.	127,338
6,926		Goodrich (B.F.) Co.	433,221
		TOTAL	560,559
		Defense Electronics--4.3%
4,150	[1]	FLIR Systems, Inc.	125,662
1,900	[1]	First Solar, Inc.	345,363
592		Rockwell Collins	37,414
		TOTAL	508,439
		Discount Department Stores--0.2%
788		TJX Cos., Inc.	24,869
		Electric Utility--0.6%
4,252		CenterPoint Energy, Inc.	68,075
		Electrical Equipment--2.0%
4,363		AMETEK, Inc.	192,147
930		Hubbell, Inc., Class B	44,342
		TOTAL	236,489
		Ethical Drugs--0.7%
2,763	[1]	Sepracor, Inc.	78,027
		Financial Services--7.7%
2,261		Blackrock, Inc.	499,907
7,858		Janus Capital Group, Inc.	212,245
1,020		Mastercard, Inc.	211,140
		TOTAL	923,292
		Furniture--0.1%
332		Tempur-Pedic International, Inc.	6,580
		Generic Drugs--1.3%
9,437	[1]	Warner Chilcott Ltd., Class A	159,957
		Home Products--0.4%
861		Church and Dwight, Inc.	45,823
		Hospitals--0.5%
5,761	[1]	Tenet Healthcare Corp.	25,521
716	[1]	VCA Antech, Inc.	27,681
		TOTAL	53,202
Shares			Value
		COMMON STOCKS--continued
		Internet Services--3.6%
577	[1]	Amazon.com, Inc.	$44,833
3,561	[1]	Priceline.com, Inc.	386,440
		TOTAL	431,273
		Iron Ore Production--0.2%
193		Cleveland Cliffs, Inc.	19,655
		Machine Tools--2.0%
606		Lincoln Electric Holdings	37,360
2,074	[1]	Mettler Toledo International, Inc.	205,948
		TOTAL	243,308
		Medical Supplies--0.1%
228	[1]	Kinetic Concepts, Inc.	11,350
		Medical Technology--2.1%
902	[1]	Intuitive Surgical, Inc.	229,108
612	[1]	St. Jude Medical, Inc.	24,792
		TOTAL	253,900
		Metal Containers--0.3%
791		Ball Corp.	36,299
		Metal Fabrication--2.4%
2,563		Precision Castparts Corp.	291,669
		Miscellaneous Machinery--1.6%
1,865		Cooper Industries Ltd., Class A	83,067
1,406		MSC Industrial Direct Co.	57,744
836		Rockwell Automation, Inc.	47,669
		TOTAL	188,480
		Miscellaneous Components--4.0%
12,067		Amphenol Corp., Class A	481,956
		Multi-Industry Capital Goods--1.1%
2,428		Textron Inc.	136,089
		Multi-Line Insurance--0.2%
453		CIGNA Corp.	22,269
		Mutual Fund Adviser--2.2%
466	[1]	Affiliated Managers Group	45,813
6,523		Waddell & Reed Financial, Inc., Class A	216,433
		TOTAL	262,246
Shares			Value
		COMMON STOCKS--continued
		Office Equipment--1.1%
3,430		Pitney Bowes, Inc.	$125,881
		Office Furniture--0.2%
717		Miller Herman, Inc.	22,786
		Oil Service, Explore & Drill--2.5%
6,402	[1]	McDermott International, Inc.	302,046
		Oil Well Supply--1.1%
698	[1]	Cameron International Corp.	28,102
280	[1]	FMC Technologies, Inc.	13,485
1,419	[1]	National-Oilwell, Inc.	85,466
		TOTAL	127,053
		Other Communications Equipment--2.3%
4,949		Harris Corp.	270,661
		Plastic Containers--4.6%
10,979	[1]	Owens-Illinois, Inc.	553,342
		Pollution Control--0.0%
89	[1]	Stericycle, Inc.	5,274
		Securities Brokerage--4.1%
26,247	[1]	TD Ameritrade Holding Corp.	492,394
		Semiconductor Distribution--0.0%
87	[1]	Avnet, Inc.	3,098
		Semiconductor Manufacturing--1.1%
1,793	[1]	MEMC Electronic Materials, Inc.	128,128
		Services to Medical Professionals--6.2%
3,917	[1]	Coventry Health Care, Inc.	221,624
6,735	[1]	Express Scripts, Inc., Class A	454,545
220	[1]	Health Net, Inc.	10,228
638	[1]	Humana, Inc.	51,231
		TOTAL	737,628
		Software Packaged/Custom--1.7%
2,758	[1]	Ansys, Inc.	96,282
3,199	[1]	BMC Software, Inc.	102,496
		TOTAL	198,778
Shares			Value
		COMMON STOCKS--continued
		Specialty Retailing--1.6%
2,416		Abercrombie & Fitch Co., Class A	$192,531
		Steam Generation Machinery--2.7%
4,734	[1]	Foster Wheeler Ltd.	324,137
		Telecommunication Equipment & Services--0.8%
1,478	[1]	Amdocs Ltd.	48,907
586	[1]	Anixter International, Inc.	41,055
		TOTAL	89,962
		Telephone Utility--0.0%
39		Telephone and Data System, Inc.	2,057
		Toys & Games--2.2%
9,506	[1]	Marvel Entertainment, Inc.	268,069
		Truck Manufacturing--0.4%
890		Cummins, Inc.	42,969
		Undesignated Consumer Cyclicals--5.8%
5,396	[1]	Apollo Group, Inc., Class A	430,277
1,644		DeVRY, Inc.	90,732
1,847	[1]	ITT Educational Services, Inc.	168,723
		TOTAL	689,732
		Undesignated Consumer Staples--0.6%
3,809		Block (H&R), Inc.	73,399
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,298,922)	11,779,793
		MUTUAL FUND--1.6%
195,674	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	195,674
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $11,494,596) [4]	11,975,467
		OTHER ASSETS AND LIABILITIES - NET--(0.4)% [5]	(46,506)
		TOTAL NET ASSETS--100%	$11,928,961

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $195,674 of investments in an affiliated issuer (Note 5) (identified cost $11,494,596)		$11,975,467
Income receivable		1,710
Receivable for investments sold		153,770
Receivable for shares sold		16,855
Prepaid expense		9,277
TOTAL ASSETS		12,157,079
Liabilities:
Payable for investments purchased	$220,235
Payable for shares redeemed	1,288
Payable for Directors'/Trustees' fees	72
Payable for distribution services fee (Note 5)	314
Payable for shareholder services fee (Note 5)	6,209
TOTAL LIABILITIES		228,118
Net assets for 938,129 shares outstanding		$11,928,961
Net Assets Consist of:
Paid-in capital		$12,072,906
Net unrealized appreciation of investments		480,871
Accumulated net realized loss on investments		(576,518)
Accumulated net investment income (loss)		(48,298)
TOTAL NET ASSETS		$11,928,961
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,054,470 ÷ 82,465 shares outstanding), no par value, unlimited shares authorized		$12.79
Offering price per share		$12.79
Redemption proceeds per share		$12.79
Class A Shares:
Net asset value per share ($10,353,517 ÷ 813,952 shares outstanding), no par value, unlimited shares authorized		$12.72
Offering price per share (100/94.50 of $12.72) [1]		$13.46
Redemption proceeds per share		$12.72
Class C Shares:
Net asset value per share ($520,974 ÷ 41,712 shares outstanding), no par value, unlimited shares authorized		$12.49
Offering price per share		$12.49
Redemption proceeds per share (99.00/100 of $12.49) [1]		$12.37

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $4,756 received from an affiliated issuer (Note 5))			$26,654
Expenses:
Investment adviser fee (Note 5)		$44,988
Administrative personnel and services fee (Note 5)		115,628
Custodian fees		7,705
Transfer and dividend disbursing agent fees and expenses		26,364
Directors'/Trustees' fees		758
Auditing fees		11,386
Legal fees		6,285
Portfolio accounting fees		35,643
Distribution services fee--Class C Shares (Note 5)		1,098
Shareholder services fee--Class A Shares (Note 5)		11,021
Shareholder services fee--Class C Shares (Note 5)		349
Share registration costs		26,048
Printing and postage		7,038
Insurance premiums		3,054
Miscellaneous		570
TOTAL EXPENSES		297,935
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(44,988)
Waiver of administrative personnel and services fee	(22,573)
Reimbursement of other operating expenses	(155,422)
TOTAL WAIVERS AND REIMBURSEMENTS		(222,983)
Net expenses			74,952
Net investment income (loss)			(48,298)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(568,810)
Net change in unrealized appreciation of investments			96,711
Net realized and unrealized loss on investments			(472,099)
Change in net assets resulting from operations			$(520,397)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(48,298)	$(19,120)
Net realized gain (loss) on investments	(568,810)	127,473
Net change in unrealized appreciation/depreciation of investments	96,711	379,049
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(520,397)	487,402
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(10,164)	(8,652)
Class A Shares	(99,042)	(8,228)
Class C Shares	(4,334)	(431)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(113,540)	(17,311)
Share Transactions:
Proceeds from sale of shares	5,798,313	7,320,573
Net asset value of shares issued to shareholders in payment of distributions declared	104,454	16,366
Cost of shares redeemed	(616,932)	(865,450)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,285,835	6,471,489
Redemption fees	--	470
Change in net assets	4,651,898	6,942,050
Net Assets:
Beginning of period	7,277,063	335,013
End of period (including accumulated net investment income (loss) of $(48,298) and $0, respectively)	$11,928,961	$7,277,063

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	40,122	$565,325	71,994	$904,172
Shares issued to shareholders in payment of distributions declared	266	3,800	738	8,505
Shares redeemed	(11,976)	(152,687)	(39,756)	(518,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	28,412	$416,438	32,976	$393,774

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	346,163	$4,780,574	511,500	$6,300,790
Shares issued to shareholders in payment of distributions declared	6,900	98,193	659	7,566
Shares redeemed	(33,183)	(442,959)	(27,853)	(342,042)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	319,880	$4,435,808	484,306	$5,966,314

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	33,591	$452,414	9,419	$115,611
Shares issued to shareholders in payment of distributions declared	176	2,461	26	295
Shares redeemed	(1,639)	(21,286)	(384)	(4,505)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	32,128	$433,589	9,061	$111,401
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	380,420	$5,285,835	526,343	$6,471,489

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $194, $262 and $14, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $11,494,596. The net unrealized appreciation of investments for federal tax purposes was $480,871. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $878,102 and net unrealized depreciation from investments for those securities having an excess of cost over value of $397,231.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $44,904 of its fee and reimbursed $155,422 of other operating expenses.
Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative service contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 1.86% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts represented in the chart above. FAS waived $22,573 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $631 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $1,026 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50% and 2.25%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $84. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	148,403	3,307,219	3,259,948	195,674	$195,674	$4,756

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$14,083,444
Sales	$9,055,818

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT MID CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one year period ending December 31, 2006, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R858

36360 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Core Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.22		$11.11		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.10	) [3]	(0.13	) [3]
Net realized and unrealized gain (loss) on investments	(1.82)		2.21		1.24
TOTAL FROM INVESTMENT OPERATIONS	(1.86)		2.11		1.11
Less Distributions:
Distributions from net realized gain on investments	(0.71)		--		--
Net Asset Value, End of Period	$10.65		$13.22		$11.11
Total Return [4]	(14.55)%		18.99%		11.10%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.75%		2.01	% [5]
Net investment income (loss)	(0.69	)% [5]	(0.77)%		(1.16	)% [5]
Expense waiver/reimbursement [6]	4.50	% [5]	7.96%		9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,587		$2,414		$324
Portfolio turnover	123%		237%		209%

1 The MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.04		$11.05		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.09)		(0.19	) [3]	(0.23	) [3]
Net realized and unrealized gain (loss) on investments	(1.77)		2.18		1.28
TOTAL FROM INVESTMENT OPERATIONS	(1.86)		1.99		1.05
Less Distributions:
Distributions from net realized gain on investments	(0.71)		--		--
Net Asset Value, End of Period	$10.47		$13.04		$11.05
Total Return [4]	(14.76)%		18.01%		10.50%

Ratios to Average Net Assets:
Net expenses	2.48	% [5]	2.50%		2.76	% [5]
Net investment income (loss)	(1.43	)% [5]	(1.52)%		(1.91	)% [5]
Expense waiver/reimbursement [6]	4.50	% [5]	8.63%		9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,744		$3,299		$1,505
Portfolio turnover	123%		237%		209%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 854.50	$ 8.16
Class C Shares	$1,000	$ 852.40	$11.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.34	$ 8.87
Class C Shares	$1,000	$1,012.67	$12.55

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class C Shares	2.48%

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Securities Brokerage	5.4%
Regional Bank	4.5%
Clothing Stores	4.3%
Property Liability Insurance	3.4%
Financial Services	3.3%
Contracting	3.3%
Electrical Equipment	3.2%
Generic Drugs	3.0%
Shoes	3.0%
Offshore Driller	2.9%
Furniture	2.3%
Multi-Line Insurance	2.3%
Software Package/Custom	2.2%
Telecomm Equipment & Services	2.2%
Diversified Leisure	2.0%
Crude Oil & Gas Production	2.0%
Other Communications Equipment	1.9%
Commodity Chemicals	1.9%
Internet Services	1.9%
Undesignated Consumer Durables	1.9%
Computer Stores	1.8%
Home Products	1.8%
Semiconductor Manufacturing	1.7%
Restaurant	1.7%
Specialty Chemicals	1.6%
Undesignated Consumer Cyclicals	1.4%
Airline-Regional	1.3%
Defense Electronics	1.3%
Personnel Agency	1.2%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Industry	Percentage of Total Net Assets
Miscellaneous Communications	1.2%
Biotechnology	1.2%
Auto Original Equipment Manufacturers	1.2%
Oil Well Supply	1.2%
Defense Aerospace	1.1%
Specialty Machinery	1.1%
Metal Fabrication	1.0%
Office Supplies	1.0%
Insurance Brokerage	1.0%
Specialty Retailing	1.0%
Newspaper Publishing	1.0%
Other [2]	16.2%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.9%
		Agricultural Machinery--0.6%
1,502		Lindsay Manufacturing Co.	$91,652
		Airline - Regional--1.3%
6,337	[1]	Alaska Air Group, Inc.	160,326
1,179		SkyWest, Inc.	30,678
		TOTAL	191,004
		Aluminum--0.9%
2,058		Kaiser Aluminum Corp.	131,630
		Apparel--0.1%
1,583	[1]	Maidenform Brands, Inc.	19,629
		Auto Original Equipment Manufacturers--1.2%
5,171		American Axle & Manufacturing Holdings, Inc.	112,469
4,412		ArvinMeritor, Inc.	59,915
		TOTAL	172,384
		Biotechnology--1.2%
920	[1]	Air Methods Corp.	42,210
2,340	[1]	Martek Biosciences Corp.	66,690
7,444	[1]	ViroPharma, Inc.	65,954
		TOTAL	174,854
		Broadcasting--0.2%
2,545		Entercom Communication Corp.	31,329
		Building Materials--0.2%
1,857		Apogee Enterprises, Inc.	32,405
		Cellular Communications--0.2%
2,797	[1]	USA Mobility, Inc.	33,592
		Cement--0.4%
1,988	[1]	Astec Industries, Inc.	61,370
		Clothing Stores--4.3%
5,135	[1]	Aeropostale, Inc.	144,653
5,125		Christopher & Banks Corp.	65,446
9,617	[1]	Fossil, Inc.	326,786
2,128	[1]	Gymboree Corp.	81,332
634	[1]	Jos A. Bank Clothiers, Inc.	17,270
		TOTAL	635,487
Shares			Value
		COMMON STOCKS--continued
		Commercial Services & Supplies--0.1%
350	[1]	ICF International, Inc.	$9,069
		Commodity Chemicals--1.9%
1,795		Compass Minerals International, Inc.	76,144
1,797		Newmarket Corp.	96,822
5,287		Westlake Chemical Corp.	106,269
		TOTAL	279,235
		Computer Peripherals--0.0%
211	[1]	Hutchinson Technology, Inc.	3,327
		Computer Services--0.5%
877	[1]	Stanley, Inc.	24,451
1,342	[1]	Synnex Corp.	28,585
941		Syntel, Inc.	27,882
		TOTAL	80,918
		Computer Stores--1.8%
7,904	[1]	Tech Data Corp.	271,740
		Contracting--3.3%
11,835	[1]	Emcor Group, Inc.	259,542
6,484	[1]	Perini Corp.	226,616
		TOTAL	486,158
		Cosmetics & Toiletries--0.2%
1,206	[1]	Helen of Troy Ltd.	20,502
1,834	[1]	Sally Beauty Holdings, Inc.	14,965
		TOTAL	35,467
		Crude Oil & Gas Production--2.0%
4,439		Berry Petroleum Co., Class A	166,329
4,195	[1]	Bois d'Arc Energy, Inc.	80,334
1,017	[1]	Swift Energy Co.	43,884
		TOTAL	290,547
		Defense Aerospace--1.1%
799	[1]	Ducommun, Inc.	25,248
2,627		Triumph Group, Inc.	141,858
		TOTAL	167,106
		Defense Electronics--1.3%
6,216	[1]	FLIR Systems, Inc.	188,220
Shares			Value
		COMMON STOCKS--continued
		Diversified Leisure--2.0%
6,167	[1]	Bally Technologies, Inc.	$293,796
		Electrical Equipment--3.2%
3,351	[1]	EnerSys, Inc.	77,207
13,668	[1]	GrafTech International Ltd.	205,703
2,232		Robbins & Myers, Inc.	147,937
1,302		Smith (A.O.) Corp.	45,570
		TOTAL	476,417
		Electronic Components--0.3%
3,244		Methode Electronics, Inc., Class A	39,317
		Electronic Instruments--0.7%
3,979	[1]	Cymer, Inc.	107,473
		Ethical Drugs--0.2%
1,037	[1]	KV Pharmaceutical Co., Class A	26,941
263	[1]	Sciele Pharma, Inc.	6,291
		TOTAL	33,232
		Financial Services--3.3%
5,670		Deluxe Corp.	137,894
345	[1]	Dollar Financial Corp.	8,687
4,091		Greenhill & Co., Inc.	276,265
935	[1]	Huron Consulting Group, Inc.	67,152
		TOTAL	489,998
		Furniture--2.3%
2,554		Ethan Allen Interiors, Inc.	79,046
12,996		Tempur-Pedic International, Inc.	257,581
		TOTAL	336,627
		Generic Drugs--3.0%
11,137		Perrigo Co.	343,465
1,709	[1]	Xenoport, Inc.	104,864
		TOTAL	448,329
		Greeting Cards--0.6%
1,530		American Greetings Corp., Class A	31,396
1,327		CSS Industries, Inc.	38,722
1,496		FTD Group, Inc.	19,044
		TOTAL	89,162
Shares			Value
		COMMON STOCKS--continued
		Home Products--1.8%
6,141		Blyth Industries, Inc.	$133,812
3,619		Tupperware Brands Corp.	133,903
		TOTAL	267,715
		Industrial Machinery--0.7%
2,777	[1]	Columbus McKinnon Corp.	71,008
1,927	[1]	H&E Equipment Services, Inc.	32,007
		TOTAL	103,015
		Insurance Brokerage--1.0%
4,338		AmTrust Financial Services, Inc.	68,107
1,518		Employers Holdings, Inc.	26,504
1,171		Life Partners Holdings, Inc.	23,748
795		Odyssey Re Holdings Corp.	30,194
		TOTAL	148,553
		Internet Services--1.9%
10,180	[1]	NetFlix, Inc.	256,027
1,939		United Online, Inc.	21,659
		TOTAL	277,686
		Life Insurance--0.3%
1,045		Delphi Financial Group, Inc., Class A	32,792
616		Phoenix Cos., Inc.	6,671
		TOTAL	39,463
		Machine Tools--0.2%
808	[1]	Hurco Co., Inc.	29,549
		Machined Parts Original Equipment Manufacturers--0.2%
758		Applied Industrial Technologies, Inc.	22,884
		Medical Supplies--0.2%
681	[1]	Obagi Medical Products, Inc.	10,133
1,083	[1]	PetMed Express, Inc.	13,375
		TOTAL	23,508
		Medical Technology--0.2%
825	[1]	Arthrocare Corp.	33,025
		Metal Containers--0.2%
489		Greif, Inc., Class A	32,176
Shares			Value
		COMMON STOCKS--continued
		Metal Fabrication--1.0%
2,785	[1]	RTI International Metals	$153,871
		Mini-Mill Producer--0.6%
1,688		Schnitzer Steel Industries, Inc., Class A	95,642
		Miscellaneous Communications--1.2%
3,299	[1]	Bankrate, Inc.	178,905
		Miscellaneous Food Products--0.4%
1,960	[1]	Fresh Del Monte Produce, Inc.	62,798
		Miscellaneous Components--0.6%
6,371	[1]	Kemet Corp.	33,193
2,112	[1]	Pericom Semiconductor Corp.	28,639
2,244	[1]	Zoran Corp.	26,479
		TOTAL	88,311
		Multi-Industry Capital Goods--0.4%
1,373	[1]	Ceradyne, Inc.	66,110
		Multi-Line Insurance--2.3%
381		FBL Financial Group, Inc., Class A	12,554
678	[1]	FPIC Insurance Group, Inc.	28,551
1,794		Harleysville Group, Inc.	63,956
990		Infinity Property & Casualty	39,471
540	[1]	Navigators Group, Inc.	31,174
34		Safety Insurance Group, Inc.	1,327
3,967		Zenith National Insurance Corp.	157,966
		TOTAL	334,999
		Newspaper Publishing--1.0%
3,988		Lee Enterprises, Inc.	47,617
4,672		McClatchy Co., Class A	50,317
2,450		Media General, Inc., Class A	46,599
		TOTAL	144,533
		Office Supplies--1.0%
1,949	[1]	Acco Brands Corp.	26,409
2,241	[1]	United Stationers, Inc.	123,838
		TOTAL	150,247
Shares			Value
		COMMON STOCKS--continued
		Offshore Driller--2.9%
5,137	[1]	Bristow Group, Inc.	$258,648
4,275	[1]	Hornbeck Offshore Services, Inc.	165,357
		TOTAL	424,005
		Oil Refiner--0.7%
5,773		Alon USA Energy, Inc.	105,069
		Oil Service, Explore & Drill--0.6%
833	[1]	Dawson Geophysical Co.	47,714
7,018	[1]	Parker Drilling Co.	48,775
		TOTAL	96,489
		Oil Well Supply--1.2%
272	[1]	Dril-Quip, Inc.	13,203
1,029		Gulf Island Fabrication, Inc.	25,746
2,124	[1]	ICO, Inc.	20,582
1,620		Lufkin Industries, Inc.	85,649
742	[1]	Oil States International, Inc.	26,015
		TOTAL	171,195
		Other Communications Equipment--1.9%
15,081	[1]	Skyworks Solutions, Inc.	121,402
849	[1]	Superior Essex, Inc.	20,418
8,906	[1]	Syniverse Holdings, Inc.	140,626
		TOTAL	282,446
		Other Computer Hardware--0.2%
980	[1]	EMS Technologies, Inc.	26,930
		Other Steel Producer--0.1%
1,055		Gibraltar Industries, Inc.	13,926
		Packaged Foods--0.9%
7,150	[1]	Chiquita Brands International	133,562
		Paint & Related Materials--0.4%
2,591		Fuller (H.B.) Co.	53,789
		Paper Products--0.8%
5,052	[1]	Buckeye Technologies, Inc.	66,434
1,156		Neenah Paper, Inc.	31,328
962		Rock-Tenn Co.	27,504
		TOTAL	125,266
Shares			Value
		COMMON STOCKS--continued
		Personal Loans--0.2%
1,154		ASTA Funding, Inc.	$24,084
		Personnel Agency--1.2%
1,434		Administaff, Inc.	43,034
3,892		Maximus, Inc.	137,310
		TOTAL	180,344
		Photo-Optical Computer-Equipment--0.2%
703	[1]	II-VI, Inc.	22,791
		Plastic--0.3%
1,926		Schulman (A.), Inc.	39,271
		Poultry Products--0.7%
3,233		Sanderson Farms, Inc.	108,661
		Printing--0.2%
3,324	[1]	Valassis Communications, Inc.	31,777
		Property Liability Insurance--3.4%
594		American Physicians Capital, Inc.	24,544
1,944	[1]	CNA Surety Corp.	34,662
1,047	[1]	First Mercury Financial Corp.	20,008
2,646		Horace Mann Educators Corp.	48,607
630		Nymagic, Inc.	14,773
3,573	[1]	ProAssurance Corp.	206,162
2,736		Selective Insurance Group, Inc.	65,418
1,202		State Auto Financial Corp.	33,572
1,484		United Fire & Casualty Co.	49,536
		TOTAL	497,282
		Regional Bank--4.5%
4,884		Cathay Bancorp, Inc.	126,642
3,314		Central Pacific Financial Corp.	62,966
451		City Bank Lynwood, WA	9,877
1,073		City Holding Co.	41,225
563		Community Trust Bancorp, Inc.	16,276
3,812		Corus Bankshares, Inc.	48,489
1,880		First Community Bancorp	66,796
509		First Merchants Corp.	13,743
1,730		Frontier Financial Corp.	35,223
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--continued
2,060		Hanmi Financial Corp.	$17,716
1,036		NBT Bancorp, Inc.	23,393
4,229		Pacific Capital Bancorp	90,923
422		Provident Bankshares Corp.	8,748
3,562		Trustmark Corp.	81,962
550		United Bankshares, Inc.	17,688
		TOTAL	661,667
		Restaurant--1.7%
1,740		CBRL Group, Inc.	54,410
915	[1]	Chipotle Mexican Grill, Inc.	111,392
817	[1]	Green Mountain Coffee, Inc.	31,471
1,364	[1]	Red Robin Gourmet Burgers	47,576
		TOTAL	244,849
		Savings & Loan--0.5%
1,592		BankUnited Financial Corp., Class A	9,441
2,469		Flagstar Bancorp, Inc.	20,369
453		Imperial Capital Bancorp, Inc.	9,178
1,577		PFF Bancorp, Inc.	19,728
338		WSFS Financial Corp.	18,015
		TOTAL	76,731
		Securities Brokerage--5.4%
2,931	[1]	Fcstone Group, Inc.	129,990
7,750	[1]	Interactive Brokers Group, Inc., Class A	269,778
15,185	[1]	Knight Capital Group, Inc., Class A	254,349
5,134		OptionsXpress Holdings, Inc.	139,234
		TOTAL	793,351
		Semiconductor Manufacturing--1.7%
842	[1]	Diodes, Inc.	19,492
3,780	[1]	Plexus Corp.	85,390
3,994	[1]	Silicon Laboratories, Inc.	124,773
762	[1]	Standard Microsystems Corp.	22,799
		TOTAL	252,454
Shares			Value
		COMMON STOCKS--continued
		Services to Medical Professionals--0.6%
2,702	[1]	Nighthawk Radiology Holdings, Inc.	$42,962
2,340	[1]	RehabCare Group, Inc.	49,117
		TOTAL	92,079
		Shoes--3.0%
5,294	[1]	Crocs, Inc.	184,178
2,156	[1]	Deckers Outdoor Corp.	261,393
		TOTAL	445,571
		Software Packaged/Custom--2.2%
1,225	[1]	Advent Software, Inc.	55,321
674	[1]	Ansoft Corp.	14,316
3,115	[1]	CSG Systems International, Inc.	39,747
1,679	[1]	Electronics for Imaging, Inc.	24,782
3,585	[1]	JDA Software Group, Inc.	63,777
523	[1]	ManTech International Corp., Class A	21,391
3,552	[1]	Solera Holdings, Inc.	80,950
1,995	[1]	Vignette Corp.	28,070
		TOTAL	328,354
		Specialty Chemicals--1.6%
8,974		Hercules, Inc.	157,314
2,515		Koppers Holdings, Inc.	84,152
		TOTAL	241,466
		Specialty Machinery--1.1%
1,752		Cascade Corp.	90,438
2,028	[1]	Gardner Denver, Inc.	65,788
		TOTAL	156,226
		Specialty Retailing--1.0%
2,011	[1]	A.C. Moore Arts & Crafts, Inc.	24,092
1,733		Asbury Automotive Group, Inc.	24,574
612		Lithia Motors, Inc., Class A	9,357
1,657		Regis Corp. Minnesota	41,972
1,805	[1]	Rush Enterprises, Inc.	30,288
758		Sonic Automotive, Inc.	15,198
		TOTAL	145,481
Shares			Value
		COMMON STOCKS--continued
		Telecomm Equipment & Services--2.2%
6,818	[1]	ADC Telecommunications, Inc.	$100,838
1,656	[1]	Anixter International, Inc.	116,019
2,623	[1]	Mastec, Inc.	21,902
1,844	[1]	Oplink Communications, Inc.	23,548
374		Plantronics, Inc.	7,143
4,376	[1]	Premiere Global Services, Inc.	53,343
		TOTAL	322,793
		Toys & Games--0.2%
984	[1]	JAKKS Pacific, Inc.	23,183
		Truck Manufacturing--0.1%
1,619	[1]	Accuride Corp.	10,151
		Trucking--0.3%
1,550		Arkansas Best Corp.	47,724
1		Celadon Group, Inc.	10
		TOTAL	47,734
		Undesignated Consumer Cyclicals--1.4%
910	[1]	Parexel International Corp.	49,513
6,222	[1]	Rent-A-Center, Inc.	106,396
1,110		Speedway Motorsports, Inc.	33,689
1,602	[1]	Sykes Enterprises, Inc.	25,296
		TOTAL	214,894
		Undesignated Consumer Durables--1.9%
6,574		Walter Industries, Inc.	275,582
		TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $15,486,349) [2]	14,623,917
		OTHER ASSETS AND LIABILITIES - NET--1.1% [3]	158,187
		TOTAL NET ASSETS--100%	$14,782,104

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $15,486,349)		$14,623,917
Income receivable		5,454
Receivable for investments sold		805,225
Receivable for shares sold		43,264
Prepaid expense		7,591
TOTAL ASSETS		15,485,451
Liabilities:
Payable for investments purchased	$632,105
Payable for shares redeemed	59,566
Bank overdraft	4,663
Payable for distribution services fee (Note 5)	2,364
Payable for shareholder services fee (Note 5)	4,649
TOTAL LIABILITIES		703,347
Net assets for 1,386,916 shares outstanding		$14,782,104
Net Assets Consist of:
Paid-in capital		$16,301,692
Net unrealized depreciation of investments		(862,432)
Accumulated net realized loss on investments		(613,820)
Accumulated net investment income (loss)		(43,336)
TOTAL NET ASSETS		$14,782,104
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($9,451,333 ÷ 881,946 shares outstanding), no par value, unlimited shares authorized		$10.72
Offering price per share		$10.72
Redemption proceeds per share		$10.72
Class A Shares:
Net asset value per share ($2,587,242 ÷ 242,829 shares outstanding), no par value, unlimited shares authorized		$10.65
Offering price per share (100/94.50 of $10.65) [1]		$11.27
Redemption proceeds per share		$10.65
Class C Shares:
Net asset value per share ($2,743,529 ÷ 262,141 shares outstanding), no par value, unlimited shares authorized		$10.47
Offering price per share		$10.47
Redemption proceeds per share (99.00/100 of $10.47) [1]		$10.37

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $6,885 received from an affiliated issuer) (Note 5)			$56,455
Expenses:
Investment adviser fee (Note 5)		$61,030
Administrative personnel and services fee (Note 5)		115,629
Custodian fees		10,203
Transfer and dividend disbursing agent fees and expenses		29,534
Directors'/Trustees' fees		808
Auditing fees		11,386
Legal fees		6,190
Portfolio accounting fees		39,054
Distribution services fee--Class C Shares (Note 5)		12,718
Shareholder services fee--Class A Shares (Note 5)		3,416
Shareholder services fee--Class C Shares (Note 5)		3,974
Share registration costs		26,337
Printing and postage		10,976
Insurance premiums		3,064
Interest expense		79
Miscellaneous		1,579
TOTAL EXPENSES		335,977
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(61,030)
Waiver of administrative personnel and services fee	(22,570)
Reimbursement of other operating expenses	(152,586)
TOTAL WAIVERS AND REIMBURSEMENTS		(236,186)
Net expenses			99,791
Net investment income (loss)			(43,336)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(574,885)
Net change in unrealized appreciation of investments			(919,509)
Net realized and unrealized loss on investments			(1,494,394)
Change in net assets resulting from operations			$(1,537,730)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(43,336)	$(55,417)
Net realized gain (loss) on investments	(574,885)	658,018
Net change in unrealized appreciation/depreciation of investments	(919,509)	108,637
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,537,730)	711,238
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(217,102)	--
Class A Shares	(164,846)	--
Class C Shares	(186,389)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(568,337)	--
Share Transactions:
Proceeds from sale of shares	8,920,805	7,293,553
Net asset value of shares issued to shareholders in payment of distributions declared	289,371	--
Cost of shares redeemed	(1,629,394)	(1,310,780)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,580,782	5,982,773
Change in net assets	5,474,715	6,694,011
Net Assets:
Beginning of period	9,307,389	2,613,378
End of period (including accumulated net investment income (loss) of $(43,336) and $0, respectively)	$14,782,104	$9,307,389

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	646,967	$7,096,126	261,010	$3,371,221
Share issued to shareholders in payment of distributions declared	5,293	62,460	--	--
Shares redeemed	(41,120)	(502,338)	(60,527)	(814,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	611,140	$6,656,248	200,483	$2,556,636

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	79,486	$1,008,935	169,060	$2,127,392
Share issued to shareholders in payment of distributions declared	12,340	144,867	--	--
Shares redeemed	(31,609)	(373,456)	(15,640)	(196,596)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	60,217	$780,346	153,420	$1,930,796

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	65,002	$815,744	141,475	$1,794,940
Share issued to shareholders in payment of distributions declared	7,110	82,044	--	--
Shares redeemed	(62,848)	(753,600)	(24,800)	(299,599)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	9,264	$144,188	116,675	$1,495,341
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	680,621	$7,580,782	470,578	$5,982,773

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $15,486,349. The net unrealized depreciation of investments for federal tax purposes was $862,432. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $479,093 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,341,525.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $60,905 and reimbursed $152,586 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under the previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 1.754% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,570 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective on December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $4,384 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $1,531 in sales charges from the sale of Class A Shares. FSC also retained $231 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $125. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	166,831	7,985,714	8,152,545	--	--	$6,885

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$19,965,761
Sales	$13,071,363

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one year period ending December 31, 2006, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R817
Cusip 31421R791

36359 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.28		$11.14		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.07	) [3]	(0.10	) [3]
Net realized and unrealized gain (loss) on investments	(1.81)		2.21		1.24
TOTAL FROM INVESTMENT OPERATIONS	(1.85)		2.14		1.14
Less Distributions:
Distributions from net realized gain on investments	(0.71)		--		--
Net Asset Value, End of Period	$10.72		$13.28		$11.14
Total Return [4]	(14.41)%		19.21%		11.40%

Ratios to Average Net Assets:
Net expenses	1.50	% [5]	1.50%		1.76	% [5]
Net investment income (loss)	(0.43	)% [5]	(0.51)%		(0.91	)% [5]
Expense waiver/reimbursement [6]	4.39	% [5]	8.14%		9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,451		$3,595		$784
Portfolio turnover	123%		237%		209%

1 MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into the Federated MDT Small Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 855.90	$7.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.60	$7.61

1 Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Securities Brokerage	5.4%
Regional Bank	4.5%
Clothing Stores	4.3%
Property Liability Insurance	3.4%
Financial Services	3.3%
Contracting	3.3%
Electrical Equipment	3.2%
Generic Drugs	3.0%
Shoes	3.0%
Offshore Driller	2.9%
Furniture	2.3%
Multi-Line Insurance	2.3%
Software Package/Custom	2.2%
Telecomm Equipment & Services	2.2%
Diversified Leisure	2.0%
Crude Oil & Gas Production	2.0%
Other Communications Equipment	1.9%
Commodity Chemicals	1.9%
Internet Services	1.9%
Undesignated Consumer Durables	1.9%
Computer Stores	1.8%
Home Products	1.8%
Semiconductor Manufacturing	1.7%
Restaurant	1.7%
Specialty Chemicals	1.6%
Undesignated Consumer Cyclicals	1.4%
Airline-Regional	1.3%
Defense Electronics	1.3%
Personnel Agency	1.2%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Industry	Percentage of Total Net Assets
Miscellaneous Communications	1.2%
Biotechnology	1.2%
Auto Original Equipment Manufacturers	1.2%
Oil Well Supply	1.2%
Defense Aerospace	1.1%
Specialty Machinery	1.1%
Metal Fabrication	1.0%
Office Supplies	1.0%
Insurance Brokerage	1.0%
Specialty Retailing	1.0%
Newspaper Publishing	1.0%
Other [2]	16.2%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.9%
		Agricultural Machinery--0.6%
1,502		Lindsay Manufacturing Co.	$91,652
		Airline - Regional--1.3%
6,337	[1]	Alaska Air Group, Inc.	160,326
1,179		SkyWest, Inc.	30,678
		TOTAL	191,004
		Aluminum--0.9%
2,058		Kaiser Aluminum Corp.	131,630
		Apparel--0.1%
1,583	[1]	Maidenform Brands, Inc.	19,629
		Auto Original Equipment Manufacturers--1.2%
5,171		American Axle & Manufacturing Holdings, Inc.	112,469
4,412		ArvinMeritor, Inc.	59,915
		TOTAL	172,384
		Biotechnology--1.2%
920	[1]	Air Methods Corp.	42,210
2,340	[1]	Martek Biosciences Corp.	66,690
7,444	[1]	ViroPharma, Inc.	65,954
		TOTAL	174,854
		Broadcasting--0.2%
2,545		Entercom Communication Corp.	31,329
		Building Materials--0.2%
1,857		Apogee Enterprises, Inc.	32,405
		Cellular Communications--0.2%
2,797	[1]	USA Mobility, Inc.	33,592
		Cement--0.4%
1,988	[1]	Astec Industries, Inc.	61,370
		Clothing Stores--4.3%
5,135	[1]	Aeropostale, Inc.	144,653
5,125		Christopher & Banks Corp.	65,446
9,617	[1]	Fossil, Inc.	326,786
2,128	[1]	Gymboree Corp.	81,332
634	[1]	Jos A. Bank Clothiers, Inc.	17,270
		TOTAL	635,487
Shares			Value
		COMMON STOCKS--continued
		Commercial Services & Supplies--0.1%
350	[1]	ICF International, Inc.	$9,069
		Commodity Chemicals--1.9%
1,795		Compass Minerals International, Inc.	76,144
1,797		Newmarket Corp.	96,822
5,287		Westlake Chemical Corp.	106,269
		TOTAL	279,235
		Computer Peripherals--0.0%
211	[1]	Hutchinson Technology, Inc.	3,327
		Computer Services--0.5%
877	[1]	Stanley, Inc.	24,451
1,342	[1]	Synnex Corp.	28,585
941		Syntel, Inc.	27,882
		TOTAL	80,918
		Computer Stores--1.8%
7,904	[1]	Tech Data Corp.	271,740
		Contracting--3.3%
11,835	[1]	Emcor Group, Inc.	259,542
6,484	[1]	Perini Corp.	226,616
		TOTAL	486,158
		Cosmetics & Toiletries--0.2%
1,206	[1]	Helen of Troy Ltd.	20,502
1,834	[1]	Sally Beauty Holdings, Inc.	14,965
		TOTAL	35,467
		Crude Oil & Gas Production--2.0%
4,439		Berry Petroleum Co., Class A	166,329
4,195	[1]	Bois d'Arc Energy, Inc.	80,334
1,017	[1]	Swift Energy Co.	43,884
		TOTAL	290,547
		Defense Aerospace--1.1%
799	[1]	Ducommun, Inc.	25,248
2,627		Triumph Group, Inc.	141,858
		TOTAL	167,106
		Defense Electronics--1.3%
6,216	[1]	FLIR Systems, Inc.	188,220
Shares			Value
		COMMON STOCKS--continued
		Diversified Leisure--2.0%
6,167	[1]	Bally Technologies, Inc.	$293,796
		Electrical Equipment--3.2%
3,351	[1]	EnerSys, Inc.	77,207
13,668	[1]	GrafTech International Ltd.	205,703
2,232		Robbins & Myers, Inc.	147,937
1,302		Smith (A.O.) Corp.	45,570
		TOTAL	476,417
		Electronic Components--0.3%
3,244		Methode Electronics, Inc., Class A	39,317
		Electronic Instruments--0.7%
3,979	[1]	Cymer, Inc.	107,473
		Ethical Drugs--0.2%
1,037	[1]	KV Pharmaceutical Co., Class A	26,941
263	[1]	Sciele Pharma, Inc.	6,291
		TOTAL	33,232
		Financial Services--3.3%
5,670		Deluxe Corp.	137,894
345	[1]	Dollar Financial Corp.	8,687
4,091		Greenhill & Co., Inc.	276,265
935	[1]	Huron Consulting Group, Inc.	67,152
		TOTAL	489,998
		Furniture--2.3%
2,554		Ethan Allen Interiors, Inc.	79,046
12,996		Tempur-Pedic International, Inc.	257,581
		TOTAL	336,627
		Generic Drugs--3.0%
11,137		Perrigo Co.	343,465
1,709	[1]	Xenoport, Inc.	104,864
		TOTAL	448,329
		Greeting Cards--0.6%
1,530		American Greetings Corp., Class A	31,396
1,327		CSS Industries, Inc.	38,722
1,496		FTD Group, Inc.	19,044
		TOTAL	89,162
Shares			Value
		COMMON STOCKS--continued
		Home Products--1.8%
6,141		Blyth Industries, Inc.	$133,812
3,619		Tupperware Brands Corp.	133,903
		TOTAL	267,715
		Industrial Machinery--0.7%
2,777	[1]	Columbus McKinnon Corp.	71,008
1,927	[1]	H&E Equipment Services, Inc.	32,007
		TOTAL	103,015
		Insurance Brokerage--1.0%
4,338		AmTrust Financial Services, Inc.	68,107
1,518		Employers Holdings, Inc.	26,504
1,171		Life Partners Holdings, Inc.	23,748
795		Odyssey Re Holdings Corp.	30,194
		TOTAL	148,553
		Internet Services--1.9%
10,180	[1]	NetFlix, Inc.	256,027
1,939		United Online, Inc.	21,659
		TOTAL	277,686
		Life Insurance--0.3%
1,045		Delphi Financial Group, Inc., Class A	32,792
616		Phoenix Cos., Inc.	6,671
		TOTAL	39,463
		Machine Tools--0.2%
808	[1]	Hurco Co., Inc.	29,549
		Machined Parts Original Equipment Manufacturers--0.2%
758		Applied Industrial Technologies, Inc.	22,884
		Medical Supplies--0.2%
681	[1]	Obagi Medical Products, Inc.	10,133
1,083	[1]	PetMed Express, Inc.	13,375
		TOTAL	23,508
		Medical Technology--0.2%
825	[1]	Arthrocare Corp.	33,025
		Metal Containers--0.2%
489		Greif, Inc., Class A	32,176
Shares			Value
		COMMON STOCKS--continued
		Metal Fabrication--1.0%
2,785	[1]	RTI International Metals	$153,871
		Mini-Mill Producer--0.6%
1,688		Schnitzer Steel Industries, Inc., Class A	95,642
		Miscellaneous Communications--1.2%
3,299	[1]	Bankrate, Inc.	178,905
		Miscellaneous Food Products--0.4%
1,960	[1]	Fresh Del Monte Produce, Inc.	62,798
		Miscellaneous Components--0.6%
6,371	[1]	Kemet Corp.	33,193
2,112	[1]	Pericom Semiconductor Corp.	28,639
2,244	[1]	Zoran Corp.	26,479
		TOTAL	88,311
		Multi-Industry Capital Goods--0.4%
1,373	[1]	Ceradyne, Inc.	66,110
		Multi-Line Insurance--2.3%
381		FBL Financial Group, Inc., Class A	12,554
678	[1]	FPIC Insurance Group, Inc.	28,551
1,794		Harleysville Group, Inc.	63,956
990		Infinity Property & Casualty	39,471
540	[1]	Navigators Group, Inc.	31,174
34		Safety Insurance Group, Inc.	1,327
3,967		Zenith National Insurance Corp.	157,966
		TOTAL	334,999
		Newspaper Publishing--1.0%
3,988		Lee Enterprises, Inc.	47,617
4,672		McClatchy Co., Class A	50,317
2,450		Media General, Inc., Class A	46,599
		TOTAL	144,533
		Office Supplies--1.0%
1,949	[1]	Acco Brands Corp.	26,409
2,241	[1]	United Stationers, Inc.	123,838
		TOTAL	150,247
Shares			Value
		COMMON STOCKS--continued
		Offshore Driller--2.9%
5,137	[1]	Bristow Group, Inc.	$258,648
4,275	[1]	Hornbeck Offshore Services, Inc.	165,357
		TOTAL	424,005
		Oil Refiner--0.7%
5,773		Alon USA Energy, Inc.	105,069
		Oil Service, Explore & Drill--0.6%
833	[1]	Dawson Geophysical Co.	47,714
7,018	[1]	Parker Drilling Co.	48,775
		TOTAL	96,489
		Oil Well Supply--1.2%
272	[1]	Dril-Quip, Inc.	13,203
1,029		Gulf Island Fabrication, Inc.	25,746
2,124	[1]	ICO, Inc.	20,582
1,620		Lufkin Industries, Inc.	85,649
742	[1]	Oil States International, Inc.	26,015
		TOTAL	171,195
		Other Communications Equipment--1.9%
15,081	[1]	Skyworks Solutions, Inc.	121,402
849	[1]	Superior Essex, Inc.	20,418
8,906	[1]	Syniverse Holdings, Inc.	140,626
		TOTAL	282,446
		Other Computer Hardware--0.2%
980	[1]	EMS Technologies, Inc.	26,930
		Other Steel Producer--0.1%
1,055		Gibraltar Industries, Inc.	13,926
		Packaged Foods--0.9%
7,150	[1]	Chiquita Brands International	133,562
		Paint & Related Materials--0.4%
2,591		Fuller (H.B.) Co.	53,789
		Paper Products--0.8%
5,052	[1]	Buckeye Technologies, Inc.	66,434
1,156		Neenah Paper, Inc.	31,328
962		Rock-Tenn Co.	27,504
		TOTAL	125,266
Shares			Value
		COMMON STOCKS--continued
		Personal Loans--0.2%
1,154		ASTA Funding, Inc.	$24,084
		Personnel Agency--1.2%
1,434		Administaff, Inc.	43,034
3,892		Maximus, Inc.	137,310
		TOTAL	180,344
		Photo-Optical Computer-Equipment--0.2%
703	[1]	II-VI, Inc.	22,791
		Plastic--0.3%
1,926		Schulman (A.), Inc.	39,271
		Poultry Products--0.7%
3,233		Sanderson Farms, Inc.	108,661
		Printing--0.2%
3,324	[1]	Valassis Communications, Inc.	31,777
		Property Liability Insurance--3.4%
594		American Physicians Capital, Inc.	24,544
1,944	[1]	CNA Surety Corp.	34,662
1,047	[1]	First Mercury Financial Corp.	20,008
2,646		Horace Mann Educators Corp.	48,607
630		Nymagic, Inc.	14,773
3,573	[1]	ProAssurance Corp.	206,162
2,736		Selective Insurance Group, Inc.	65,418
1,202		State Auto Financial Corp.	33,572
1,484		United Fire & Casualty Co.	49,536
		TOTAL	497,282
		Regional Bank--4.5%
4,884		Cathay Bancorp, Inc.	126,642
3,314		Central Pacific Financial Corp.	62,966
451		City Bank Lynwood, WA	9,877
1,073		City Holding Co.	41,225
563		Community Trust Bancorp, Inc.	16,276
3,812		Corus Bankshares, Inc.	48,489
1,880		First Community Bancorp	66,796
509		First Merchants Corp.	13,743
1,730		Frontier Financial Corp.	35,223
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--continued
2,060		Hanmi Financial Corp.	$17,716
1,036		NBT Bancorp, Inc.	23,393
4,229		Pacific Capital Bancorp	90,923
422		Provident Bankshares Corp.	8,748
3,562		Trustmark Corp.	81,962
550		United Bankshares, Inc.	17,688
		TOTAL	661,667
		Restaurant--1.7%
1,740		CBRL Group, Inc.	54,410
915	[1]	Chipotle Mexican Grill, Inc.	111,392
817	[1]	Green Mountain Coffee, Inc.	31,471
1,364	[1]	Red Robin Gourmet Burgers	47,576
		TOTAL	244,849
		Savings & Loan--0.5%
1,592		BankUnited Financial Corp., Class A	9,441
2,469		Flagstar Bancorp, Inc.	20,369
453		Imperial Capital Bancorp, Inc.	9,178
1,577		PFF Bancorp, Inc.	19,728
338		WSFS Financial Corp.	18,015
		TOTAL	76,731
		Securities Brokerage--5.4%
2,931	[1]	Fcstone Group, Inc.	129,990
7,750	[1]	Interactive Brokers Group, Inc., Class A	269,778
15,185	[1]	Knight Capital Group, Inc., Class A	254,349
5,134		OptionsXpress Holdings, Inc.	139,234
		TOTAL	793,351
		Semiconductor Manufacturing--1.7%
842	[1]	Diodes, Inc.	19,492
3,780	[1]	Plexus Corp.	85,390
3,994	[1]	Silicon Laboratories, Inc.	124,773
762	[1]	Standard Microsystems Corp.	22,799
		TOTAL	252,454
Shares			Value
		COMMON STOCKS--continued
		Services to Medical Professionals--0.6%
2,702	[1]	Nighthawk Radiology Holdings, Inc.	$42,962
2,340	[1]	RehabCare Group, Inc.	49,117
		TOTAL	92,079
		Shoes--3.0%
5,294	[1]	Crocs, Inc.	184,178
2,156	[1]	Deckers Outdoor Corp.	261,393
		TOTAL	445,571
		Software Packaged/Custom--2.2%
1,225	[1]	Advent Software, Inc.	55,321
674	[1]	Ansoft Corp.	14,316
3,115	[1]	CSG Systems International, Inc.	39,747
1,679	[1]	Electronics for Imaging, Inc.	24,782
3,585	[1]	JDA Software Group, Inc.	63,777
523	[1]	ManTech International Corp., Class A	21,391
3,552	[1]	Solera Holdings, Inc.	80,950
1,995	[1]	Vignette Corp.	28,070
		TOTAL	328,354
		Specialty Chemicals--1.6%
8,974		Hercules, Inc.	157,314
2,515		Koppers Holdings, Inc.	84,152
		TOTAL	241,466
		Specialty Machinery--1.1%
1,752		Cascade Corp.	90,438
2,028	[1]	Gardner Denver, Inc.	65,788
		TOTAL	156,226
		Specialty Retailing--1.0%
2,011	[1]	A.C. Moore Arts & Crafts, Inc.	24,092
1,733		Asbury Automotive Group, Inc.	24,574
612		Lithia Motors, Inc., Class A	9,357
1,657		Regis Corp. Minnesota	41,972
1,805	[1]	Rush Enterprises, Inc.	30,288
758		Sonic Automotive, Inc.	15,198
		TOTAL	145,481
Shares			Value
		COMMON STOCKS--continued
		Telecomm Equipment & Services--2.2%
6,818	[1]	ADC Telecommunications, Inc.	$100,838
1,656	[1]	Anixter International, Inc.	116,019
2,623	[1]	Mastec, Inc.	21,902
1,844	[1]	Oplink Communications, Inc.	23,548
374		Plantronics, Inc.	7,143
4,376	[1]	Premiere Global Services, Inc.	53,343
		TOTAL	322,793
		Toys & Games--0.2%
984	[1]	JAKKS Pacific, Inc.	23,183
		Truck Manufacturing--0.1%
1,619	[1]	Accuride Corp.	10,151
		Trucking--0.3%
1,550		Arkansas Best Corp.	47,724
1		Celadon Group, Inc.	10
		TOTAL	47,734
		Undesignated Consumer Cyclicals--1.4%
910	[1]	Parexel International Corp.	49,513
6,222	[1]	Rent-A-Center, Inc.	106,396
1,110		Speedway Motorsports, Inc.	33,689
1,602	[1]	Sykes Enterprises, Inc.	25,296
		TOTAL	214,894
		Undesignated Consumer Durables--1.9%
6,574		Walter Industries, Inc.	275,582
		TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $15,486,349) [2]	14,623,917
		OTHER ASSETS AND LIABILITIES - NET--1.1% [3]	158,187
		TOTAL NET ASSETS--100%	$14,782,104

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $15,486,349)		$14,623,917
Income receivable		5,454
Receivable for investments sold		805,225
Receivable for shares sold		43,264
Prepaid expense		7,591
TOTAL ASSETS		15,485,451
Liabilities:
Payable for investments purchased	$632,105
Payable for shares redeemed	59,566
Bank overdraft	4,663
Payable for distribution services fee (Note 5)	2,364
Payable for shareholder services fee (Note 5)	4,649
TOTAL LIABILITIES		703,347
Net assets for 1,386,916 shares outstanding		$14,782,104
Net Assets Consist of:
Paid-in capital		$16,301,692
Net unrealized depreciation of investments		(862,432)
Accumulated net realized loss on investments		(613,820)
Accumulated net investment income (loss)		(43,336)
TOTAL NET ASSETS		$14,782,104
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($9,451,333 ÷ 881,946 shares outstanding), no par value, unlimited shares authorized		$10.72
Offering price per share		$10.72
Redemption proceeds per share		$10.72
Class A Shares:
Net asset value per share ($2,587,242 ÷ 242,829 shares outstanding), no par value, unlimited shares authorized		$10.65
Offering price per share (100/94.50 of $10.65) [1]		$11.27
Redemption proceeds per share		$10.65
Class C Shares:
Net asset value per share ($2,743,529 ÷ 262,141 shares outstanding), no par value, unlimited shares authorized		$10.47
Offering price per share		$10.47
Redemption proceeds per share (99.00/100 of $10.47) [1]		$10.37

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $6,885 received from an affiliated issuer) (Note 5)			$56,455
Expenses:
Investment adviser fee (Note 5)		$61,030
Administrative personnel and services fee (Note 5)		115,629
Custodian fees		10,203
Transfer and dividend disbursing agent fees and expenses		29,534
Directors'/Trustees' fees		808
Auditing fees		11,386
Legal fees		6,190
Portfolio accounting fees		39,054
Distribution services fee--Class C Shares (Note 5)		12,718
Shareholder services fee--Class A Shares (Note 5)		3,416
Shareholder services fee--Class C Shares (Note 5)		3,974
Share registration costs		26,337
Printing and postage		10,976
Insurance premiums		3,064
Interest expense		79
Miscellaneous		1,579
TOTAL EXPENSES		335,977
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(61,030)
Waiver of administrative personnel and services fee	(22,570)
Reimbursement of other operating expenses	(152,586)
TOTAL WAIVERS AND REIMBURSEMENTS		(236,186)
Net expenses			99,791
Net investment income (loss)			(43,336)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(574,885)
Net change in unrealized appreciation of investments			(919,509)
Net realized and unrealized loss on investments			(1,494,394)
Change in net assets resulting from operations			$(1,537,730)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(43,336)	$(55,417)
Net realized gain (loss) on investments	(574,885)	658,018
Net change in unrealized appreciation/depreciation of investments	(919,509)	108,637
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,537,730)	711,238
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(217,102)	--
Class A Shares	(164,846)	--
Class C Shares	(186,389)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(568,337)	--
Share Transactions:
Proceeds from sale of shares	8,920,805	7,293,553
Net asset value of shares issued to shareholders in payment of distributions declared	289,371	--
Cost of shares redeemed	(1,629,394)	(1,310,780)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,580,782	5,982,773
Change in net assets	5,474,715	6,694,011
Net Assets:
Beginning of period	9,307,389	2,613,378
End of period (including accumulated net investment income (loss) of $(43,336) and $0, respectively)	$14,782,104	$9,307,389

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	646,967	$7,096,126	261,010	$3,371,221
Share issued to shareholders in payment of distributions declared	5,293	62,460	--	--
Shares redeemed	(41,120)	(502,338)	(60,527)	(814,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	611,140	$6,656,248	200,483	$2,556,636

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	79,486	$1,008,935	169,060	$2,127,392
Share issued to shareholders in payment of distributions declared	12,340	144,867	--	--
Shares redeemed	(31,609)	(373,456)	(15,640)	(196,596)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	60,217	$780,346	153,420	$1,930,796

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	65,002	$815,744	141,475	$1,794,940
Share issued to shareholders in payment of distributions declared	7,110	82,044	--	--
Shares redeemed	(62,848)	(753,600)	(24,800)	(299,599)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	9,264	$144,188	116,675	$1,495,341
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	680,621	$7,580,782	470,578	$5,982,773

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $15,486,349. The net unrealized depreciation of investments for federal tax purposes was $862,432. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $479,093 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,341,525.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $60,905 and reimbursed $152,586 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under the previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 1.754% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,570 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective on December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $4,384 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $1,531 in sales charges from the sale of Class A Shares. FSC also retained $231 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $125. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	166,831	7,985,714	8,152,545	--	--	$6,885

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$19,965,761
Sales	$13,071,363

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one year period ending December 31, 2006, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R783

36363 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Growth Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.95		$10.59		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.08	) [3]	(0.14	) [3]	(0.17	) [3]
Net realized and unrealized gain (loss) on investments	(0.99)		2.50		0.76
TOTAL FROM INVESTMENT OPERATIONS	(1.07)		2.36		0.59
Less Distributions:
Distributions from net realized gain on investments	(0.07)		--		--
Net Asset Value, End of Period	$11.81		$12.95		$10.59
Total Return [4]	(8.33)%		22.29%		5.90%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.75%		2.02	% [5]
Net investment income (loss)	(1.25	)% [5]	(1.16)%		(1.50	)% [5]
Expense waiver/reimbursement [6]	1.50	% [5]	25.97%		22.65	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,626		$532		$157
Portfolio turnover	74%		157%		157%

1 MDT Small Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.77		$10.52		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.13	) [3]	(0.23	) [3]	(0.26	) [3]
Net realized and unrealized gain (loss) on investments	(0.97)		2.48		0.78
TOTAL FROM INVESTMENT OPERATIONS	(1.10)		2.25		0.52
Less Distributions:
Distributions from net realized gain on investments	(0.07)		--		--
Net Asset Value, End of Period	$11.60		$12.77		$10.52
Total Return [4]	(8.69)%		21.39%		5.20%

Ratios to Average Net Assets:
Net expenses	2.48	% [5]	2.50%		2.77	% [5]
Net investment income (loss)	(1.98	)% [5]	(1.92)%		(2.25	)% [5]
Expense waiver/reimbursement [6]	1.57	% [5]	27.07%		25.65	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,134		$702		$348
Portfolio turnover	74%		157%		157%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 916.70	$ 8.43
Class C Shares	$1,000	$ 913.10	$11.93
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.34	$ 8.87
Class C Shares	$1,000	$1,012.67	$12.55

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class C Shares	2.48%

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Software Packaged/Custom	4.7%
Undesignated Consumer Cyclicals	4.0%
Financial Services	3.7%
Securities Brokerage	3.7%
Biotechnology	3.7%
Clothing Stores	3.7%
Internet Services	3.2%
Contracting	2.9%
Semiconductor Manufacturing	2.7%
Defense Aerospace	2.6%
Computer Services	2.4%
Cosmetic and Toiletries	2.3%
Industrial Machinery	2.3%
Miscellaneous Communications	2.1%
Telecommunications Equipment & Services	2.0%
Shoes	1.8%
Electrical Equipment	1.6%
Specialty Chemicals	1.5%
Metal Containers	1.5%
Metal Fabrication	1.3%
Specialty Machinery	1.2%
Home Products	1.2%
Office Supplies	1.2%
Miscellaneous Machinery	1.2%
Restaurant	1.1%
Agricultural Machinery	1.1%
Undesignated Consumer Durables	1.1%
Diversified Leisure	1.1%
Offshore Driller	1.1%
Generic Drugs	1.1%
Commodity Chemicals	1.0%
Miscellaneous Components	1.0%
Multi-Industry Capital Goods	1.0%
Building Materials	1.0%
Other [2]	21.2%
Cash Equivalents [3]	1.6%
Other Assets and Liabilities--Net [4]	8.1%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--90.3%
		Advertising--0.1%
1,827	[1]	Greenfield Online, Inc.	$23,495
		Agricultural Machinery--1.1%
6,942		Lindsay Manufacturing Co.	423,601
		Aluminum--0.4%
2,515		Kaiser Aluminum Corp.	160,859
		Apparel--0.2%
1,927	[1]	Carter's, Inc.	35,476
2,071	[1]	True Religion Apparel, Inc.	38,624
		TOTAL	74,100
		Baking--0.8%
12,208		Flowers Foods, Inc.	292,992
		Beer--0.1%
665	[1]	Central European Distribution Corp.	34,959
		Biotechnology--3.7%
9,018	[1]	Air Methods Corp.	413,746
2,479	[1]	Alkermes, Inc.	33,020
10,782	[1]	BioMarin Pharmaceutical, Inc.	399,581
2,072	[1]	Illumina, Inc.	131,986
10,481	[1]	PharmaNet Development Group, Inc.	427,206
		TOTAL	1,405,539
		Bituminous Coal--0.5%
6,027	[1]	Alpha Natural Resources, Inc.	201,663
		Building Materials--1.0%
12,736		Apogee Enterprises, Inc.	222,243
5,201	[1]	Drew Industries, Inc.	140,895
		TOTAL	363,138
		Clothing Stores--3.7%
5,203	[1]	Aeropostale, Inc.	146,569
57		Buckle, Inc.	2,371
12,751	[1]	Fossil, Inc.	433,279
12,489	[1]	Gymboree Corp.	477,330
12,276	[1]	Jos A. Bank Clothiers, Inc.	334,398
		TOTAL	1,393,947
Shares			Value
		COMMON STOCKS--continued
		Commercial Services--0.3%
4,423	[1]	ICF International, Inc.	$114,600
		Commodity Chemicals--1.0%
9,390		Compass Minerals International, Inc.	398,324
		Computer Peripherals--0.9%
21,442	[1]	Emulex Corp.	334,495
		Computer Services--2.4%
4,840	[1]	Manhattan Associates, Inc.	119,984
14,876	[1]	SRA International, Inc.	408,049
10,581	[1]	Stanley, Inc.	294,998
2,928		Syntel, Inc.	86,757
		TOTAL	909,788
		Construction Machinery--0.2%
2,140		Manitowoc, Inc.	81,577
		Contracting--2.9%
6,178	[1]	IHS, Inc., Class A	382,665
12,564	[1]	Perini Corp.	439,112
8,658	[1]	Team, Inc.	260,173
		TOTAL	1,081,950
		Cosmetics & Toiletries--2.3%
5,954	[1]	Chattem, Inc.	456,791
51,882	[1]	Sally Beauty Holdings, Inc.	423,357
		TOTAL	880,148
		Crude Oil & Gas Production--0.0%
131	[1]	Carrizo Oil & Gas, Inc.	6,377
		Defense Aerospace--2.6%
3,735	[1]	AAR Corp.	110,033
1,814	[1]	Aerovironment, Inc.	41,740
35,746	[1]	GenCorp, Inc.	419,658
2,826	[1]	Teledyne Technologies, Inc.	145,906
4,954		Triumph Group, Inc.	267,516
		TOTAL	984,853
		Defense Electronics--0.7%
8,172	[1]	FLIR Systems, Inc.	247,448
		Diversified Leisure--1.1%
8,457	[1]	Bally Technologies, Inc.	402,891
Shares			Value
		COMMON STOCKS--continued
		Drug Stores--0.3%
2,903		Longs Drug Stores Corp.	$133,567
		Electric & Electrical Original Equipment Manufacturers--0.9%
11,293		Cubic Corp.	303,330
665	[1]	General Cable Corp.	38,577
		TOTAL	341,907
		Electrical Test/Measuring Equipment--0.8%
7,463		Badger Meter, Inc.	282,101
724		MTS Systems Corp.	24,334
		TOTAL	306,435
		Electrical Equipment--1.6%
3,928		American Science & Engineering, Inc.	208,812
17,439	[1]	GrafTech International Ltd.	262,457
3,040	[1]	Rofin-Sinar Technologies, Inc.	129,230
		TOTAL	600,499
		Electronic Instruments--0.7%
23,767	[1]	Advanced Analogic Technologies, Inc.	160,190
408	[1]	Cymer, Inc.	11,020
1,192	[1]	Dolby Laboratories, Class A	51,363
1,498	[1]	Hittite Microwave Corp.	59,650
		TOTAL	282,223
		Ethical Drugs--0.7%
1,768	[1]	KV Pharmaceutical Co., Class A	45,933
3,085	[1]	Sciele Pharma, Inc.	73,793
1,699	[1]	United Therapeutics Corp.	142,682
		TOTAL	262,408
		Financial Services--3.7%
3,650		Deluxe Corp.	88,768
15,234	[1]	Dollar Financial Corp.	383,592
2,133	[1]	GFI Group, Inc.	188,152
6,875		Greenhill & Co., Inc.	464,269
2,537	[1]	Huron Consulting Group, Inc.	182,207
2,849		National Financial Partners Corp.	102,849
		TOTAL	1,409,837
		Food Wholesaling--0.3%
2,703		Nash Finch Co.	96,443
Shares			Value
		COMMON STOCKS--continued
		Furniture--0.6%
11,505		Tempur-Pedic International, Inc.	$228,029
		Generic Drugs--1.1%
12,863		Perrigo Co.	396,695
		Grocery Chain--0.2%
4,297		Spartan Stores, Inc.	75,541
		Home Products--1.2%
12,481		Tupperware Brands Corp.	461,797
		Household Appliances--0.6%
3,481	[1]	Middleby Corp.	207,502
		Industrial Machinery--2.3%
10,141		Actuant Corp.	277,154
9,372	[1]	H&E Equipment Services, Inc.	155,669
4,984		Valmont Industries, Inc.	417,161
		TOTAL	849,984
		Insurance--0.3%
4,665	[1]	Darwin Professional Underwriters, Inc.	103,470
		Insurance Brokerage--0.1%
2,738		Life Partners Holdings, Inc.	55,527
		Internet Services--3.2%
17,899	[1]	NetFlix, Inc.	450,160
2,527	[1]	Priceline.com, Inc.	274,230
7,954	[1]	Shutterfly, Inc.	154,705
30,702		United Online, Inc.	342,941
		TOTAL	1,222,036
		Machine Tools--0.7%
8,229	[1]	AZZ, Inc.	277,893
		Machined Parts Original Equipment Manufacturers--0.2%
2,185		Applied Industrial Technologies, Inc.	65,965
		Medical Supplies--0.9%
14,893	[1]	PetMed Express, Inc.	183,929
5,553	[1]	Wright Medical Group, Inc.	151,597
		TOTAL	335,526
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--0.4%
690	[1]	Arthrocare Corp	$27,621
6,247	[1]	Possis Corp.	87,333
3,826	[1]	Vnus Medical Technologies, Inc.	50,695
		TOTAL	165,649
		Metal Containers--1.5%
6,490		Greif, Inc., Class A	427,042
2,913		Silgan Holdings, Inc.	137,960
		TOTAL	565,002
		Metal Fabrication--1.3%
4,168		Barnes Group, Inc.	111,077
6,793		Dynamic Materials Corp.	363,969
		TOTAL	475,046
		Miscellaneous Communications--2.1%
8,038	[1]	Bankrate, Inc.	435,901
5,993	[1]	Cogent Communications Group, Inc.	122,677
13,493		InfoUSA, Inc.	118,603
5,563	[1]	NIC, Inc.	39,775
3,501	[1]	j2 Global Communications, Inc.	76,707
		TOTAL	793,663
		Miscellaneous Food Products--0.7%
5,562		The Anderson's, Inc.	253,349
		Miscellaneous Machinery--1.2%
8,010		Curtiss Wright Corp.	334,017
1,841		Nordson Corp.	91,829
267		Regal Beloit Corp.	10,125
		TOTAL	435,971
		Miscellaneous Metals--0.6%
9,214		AMCOL International Corp.	225,927
		Miscellaneous Components--1.0%
4,831	[1]	Atheros Communications	131,935
7,185	[1]	IPG Photonics Corp.	128,612
5,892	[1]	Microsemi Corp.	133,866
		TOTAL	394,413
Shares			Value
		COMMON STOCKS--continued
		Multi-Industry Capital Goods--1.0%
1,795	[1]	Ceradyne, Inc	$86,429
7,629	[1]	ESCO Technologies, Inc.	286,011
		TOTAL	372,440
		Office Furniture--0.2%
1,744		HNI Corp.	58,703
		Office Supplies--1.2%
7,912	[1]	United Stationers, Inc.	437,217
		Offshore Driller--1.1%
7,914	[1]	Bristow Group, Inc.	398,470
		Oil Service, Explore & Drill--0.6%
2,846	[1]	Dawson Geophysical Co.	163,019
1,284	[1]	McDermott International, Inc.	60,579
		TOTAL	223,598
		Oil Well Supply--0.9%
5,780	[1]	Dril-Quip, Inc.	280,561
2,223	[1]	ICO, Inc.	21,541
632		Lufkin Industries, Inc.	33,414
		TOTAL	335,516
		Optical Reading Equipment--0.9%
10,378	[1]	ScanSource, Inc.	328,568
		Other Communications Equipment--0.2%
2,630	[1]	Netgear, Inc.	70,116
		Personal Loans--0.8%
3,477		Cash America International, Inc.	113,037
14,668	[1]	Ezcorp, Inc., Class A	193,618
		TOTAL	306,655
		Personnel Agency--0.4%
2,365	[1]	AMN Healthcare Services, Inc.	36,941
2,852		Administaff, Inc.	85,589
1,583		Heidrick & Struggles International, Inc.	43,501
		TOTAL	166,031
		Photo-Optical Computer-Equipment--0.1%
1,073	[1]	II-VI, Inc.	34,787
		Pollution Control--0.4%
4,124	[1]	Layne Christensen Co.	152,176
Shares			Value
		COMMON STOCKS--continued
		Property Liability Insurance--0.1%
1,451		National Interstate Corp.	$41,194
		Railroad--0.8%
8,771		Wabtec Corp.	301,635
		Recreational Vehicles--0.5%
4,556		Polaris Industries, Inc., Class A	197,913
		Regional Bank--0.6%
5,028	[1]	SVB Financial Group	243,355
		Restaurant--1.1%
2,875	[1]	Chipotle Mexican Grill, Inc.	350,003
1,626	[1]	Papa Johns International, Inc.	41,122
1,113	[1]	Red Robin Gourmet Burgers	38,821
		TOTAL	429,946
		Securities Brokerage--3.7%
9,848	[1]	Fcstone Group, Inc.	436,759
13,389	[1]	Interactive Brokers Group, Inc., Class A	466,071
2,660	[1]	Investment Technology Group, Inc.	124,940
14,023		OptionsXpress Holdings, Inc.	380,304
		TOTAL	1,408,074
		Semiconductor Manufacturing--2.7%
4,777	[1]	Diodes, Inc.	110,588
17,394	[1]	Microtune, Inc.	101,581
3,371	[1]	Monolithic Power Systems	52,722
19,512	[1]	Plexus Corp.	440,776
10,171	[1]	Silicon Laboratories, Inc.	317,742
		TOTAL	1,023,409
		Semiconductor Manufacturing Equipment--0.1%
1,293	[1]	SiRF Technology Holdings, Inc.	19,796
		Services to Medical Professionals--0.7%
3,175	[1]	Centene Corp.	76,010
1,185	[1]	HMS Holdings Corp.	37,446
8,568	[1]	Nighthawk Radiology Holdings, Inc.	136,231
		TOTAL	249,687
		Shoes--1.8%
4,046	[1]	Crocs, Inc.	140,760
3,634	[1]	Deckers Outdoor Corp.	440,586
3,871		Wolverine World Wide, Inc.	97,975
		TOTAL	679,321
Shares			Value
		COMMON STOCKS--continued
		Silver Production--0.2%
6,507	[1]	Hecla Mining Co.	$60,515
		Software Packaged/Custom--4.7%
10,134	[1]	Advent Software, Inc.	457,651
7,486	[1]	Ansoft Corp.	159,003
634	[1]	Blue Coat Systems, Inc.	17,036
12,339	[1]	Bottomline Technologies, Inc.	159,913
1,505	[1]	Commvault Systems, Inc.	28,023
2,686	[1]	DivX, Inc.	38,276
2,207	[1]	Double-Take Software, Inc.	34,209
1,866	[1]	IGATE Capital Corp.	15,450
2,820	[1]	Informatica Corp.	54,454
2,820	[1]	MicroStrategy, Inc., Class A	205,634
1,456	[1]	Progress Software Corp.	42,981
19,765	[1]	Solera Holdings, Inc.	450,444
4,970	[1]	Websense, Inc.	101,885
		TOTAL	1,764,959
		Specialty Chemicals--1.5%
1,866		Chemed Corp.	95,595
8,672		Hercules, Inc.	152,020
9,679		Koppers Holdings, Inc.	323,859
		TOTAL	571,474
		Specialty Machinery--1.2%
7,448		Woodward Governor Co.	467,585
		Surveillance-Detection--0.1%
2,375	[1]	Lo-Jack Corp.	29,308
		Telecommunications Equipment & Services--2.0%
8,662	[1]	Comtech Telecommunications Corp.	388,058
13,605	[1]	Dycom Industries, Inc.	321,350
1,215	[1]	GeoEye, Inc.	42,476
		TOTAL	751,884
		Undesignated Consumer Cyclicals--4.0%
2,972	[1]	Capella Education Co.	187,474
1,680	[1]	CoStar Group, Inc.	71,131
Shares			Value
		COMMON STOCKS--continued
		Undesignated Consumer Cyclicals--continued
4,061	[1]	Corinthian Colleges, Inc.	$34,315
71		DeVRY, Inc.	3,919
4,424	[1]	Exponent, Inc.	136,259
9,822		Nu Skin Enterprises, Inc., Class A	161,375
3,278	[1]	Parexel International Corp.	178,356
6,840	[1]	Standard Parking Corp.	132,491
21,176	[1]	Sykes Enterprises, Inc.	334,369
3,155		Watson Wyatt & Co. Holdings	155,068
4,156	[1]	Wright Express Corp.	124,431
		TOTAL	1,519,188
		Undesignated Consumer Durables-1.1%
9,847		Walter Industries, Inc.	412,786
		Undesignated Consumer Staples--0.3%
1,378		Jackson Hewitt Tax Service, Inc.	30,495
1,626	[1]	USANA, Inc.	70,487
		TOTAL	100,982
		Undesignated Technology--0.1%
2,322	[1]	RightNow Technologies, Inc.	23,754
		TOTAL COMMON STOCKS (IDENTIFIED COST $35,279,360)	34,020,090
		MUTUAL FUND--1.6%
615,536	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	615,536
		TOTAL INVESTMENTS--91.9% (IDENTIFIED COST $35,894,896) [4]	34,635,626
		OTHER ASSETS AND LIABILITIES - NET--8.1% [5]	3,050,483
		TOTAL NET ASSETS--100%	$37,686,109

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $615,536 of investments in an affiliated issuer (Note 5) (identified cost $35,894,896)		$34,635,626
Cash		53,446
Income receivable		2,585
Receivable for investments sold		662,444
Receivable for shares sold		3,663,641
TOTAL ASSETS		39,017,742
Liabilities:
Payable for investments purchased	$1,157,459
Payable for shares redeemed	163,777
Payable for Directors'/Trustees' fees	136
Payable for distribution services fee (Note 5)	876
Payable for shareholder services fee (Note 5)	2,191
Accrued expenses	7,194
TOTAL LIABILITIES		1,331,633
Net assets for 3,175,578 shares outstanding		$37,686,109
Net Assets Consist of:
Paid-in capital		$40,538,229
Net unrealized depreciation of investments		(1,259,270)
Accumulated net realized loss on investments		(1,449,184)
Accumulated net investment income (loss)		(143,666)
TOTAL NET ASSETS		$37,686,109
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($33,925,590 ÷ 2,855,316 shares outstanding), no par value, unlimited shares authorized		$11.88
Offering price per share		$11.88
Redemption proceeds per share		$11.88
Class A Shares:
Net asset value per share ($2,626,259 ÷ 222,439 shares outstanding), no par value, unlimited shares authorized		$11.81
Offering price per share (100/94.50 of $11.81) [1]		$12.50
Redemption proceeds per share		$11.81
Class C Shares:
Net asset value per share ($1,134,260 ÷ 97,823 shares outstanding), no par value, unlimited shares authorized		$11.60
Offering price per share		$11.60
Redemption proceeds per share (99.00/100 of $11.60) [1]		$11.48

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $11,594 received from an affiliated issuer (Note 5))			$67,868
Expenses:
Investment adviser fee (Note 5)		$156,582
Administrative personnel and services fee (Note 5)		115,629
Custodian fees		13,161
Transfer and dividend disbursing agent fees and expenses		36,841
Directors'/Trustees' fees		734
Auditing fees		11,386
Legal fees		6,144
Portfolio accounting fees		36,729
Distribution services fee--Class C Shares (Note 5)		4,184
Shareholder services fee--Class A Shares (Note 5)		1,778
Shareholder services fee--Class C Shares (Note 5)		1,325
Share registration costs		25,754
Printing and postage		10,357
Insurance premiums		3,055
Miscellaneous		1,555
TOTAL EXPENSES		425,214
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(156,582)
Waiver of administrative personnel and services fee	(22,486)
Reimbursement of other operating expenses	(34,612)
TOTAL WAIVERS AND REIMBURSEMENTS		(213,680)
Net expenses			211,534
Net investment income (loss)			(143,666)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,436,188)
Net change in unrealized appreciation of investments			(1,849,319)
Net realized and unrealized loss on investments			(3,285,507)
Change in net assets resulting from operations			$(3,429,173)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(143,666)	$(58,015)
Net realized gain (loss) on investments	(1,436,188)	239,622
Net change in unrealized appreciation/depreciation of investments	(1,849,319)	617,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,429,173)	799,060
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(155,812)	--
Class A Shares	(11,057)	--
Class C Shares	(6,609)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(173,478)	--
Share Transactions:
Proceeds from sale of shares	26,813,954	16,603,113
Net asset value of shares issued to shareholders in payment of distributions declared	146,644	--
Cost of shares redeemed	(3,150,613)	(655,023)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,809,985	15,948,090
Change in net assets	20,207,334	16,747,150
Net Assets:
Beginning of period	17,478,775	731,625
End of period (including accumulated net investment income (loss) of $(143,666) and $0, respectively)	$37,686,109	$17,478,775
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,814,792	$23,479,921	1,263,095	$15,852,998
Shares issued to shareholders in payment of distributions declared	10,017	133,229	--	--
Shares redeemed	(216,938)	(2,705,237)	(37,007)	(478,571)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,607,871	$20,907,913	1,226,088	$15,374,427

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	198,629	$2,540,238	38,516	$455,091
Shares issued to shareholders in payment of distributions declared	766	10,117	--	--
Shares redeemed	(18,056)	(219,867)	(12,243)	(147,029)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	181,339	$2,330,488	26,273	$308,062

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	61,089	$793,795	24,628	$295,024
Shares issued to shareholders in payment of distributions declared	254	3,298	--	--
Shares redeemed	(18,449)	(225,509)	(2,775)	(29,423)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	42,894	$571,584	21,853	$265,601
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,832,104	$23,809,985	1,274,214	$15,948,090

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $35,894,896. The net unrealized depreciation of investments for federal tax purposes was $1,259,270. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,712,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,971,530.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $156,391 of its fee and reimbursed $34,612 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its pervious administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.684% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,486 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective on December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $2,008 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $3,075 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $191. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	317,904	9,385,587	9,087,955	615,536	$615,536	$11,594

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$39,967,130
Sales	$19,752,540

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2006. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R775
Cusip 31421R767

36367 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008		Year Ended 7/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.02		$10.61		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.07	) [3]	(0.13	) [3]	(0.13	) 3
Net realized and unrealized gain (loss) on investments	(1.00)		2.54		0.74
TOTAL FROM INVESTMENT OPERATIONS	(1.07)		2.41		0.61
Less Distributions:
Distributions from net realized gain on investments	(0.07)		--		--
Net Asset Value, End of Period	$11.88		$13.02		$10.61
Total Return [4]	(8.29)%		22.71%		6.10%

Ratios to Average Net Assets:
Net expenses	1.50	% [5]	1.50%		1.77	% [5]
Net investment income (loss)	(1.00	)% [5]	(1.03)%		(1.25	)% [5]
Expense waiver/reimbursement [6]	1.57	% [5]	5.58%		25.65	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,926		$16,245		$227
Portfolio turnover	74%		157%		157%

1 MDT Small Cap Growth Fund (the "Predecessor Fund") was reorganized into the Federated MDT Small Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 917.10	$7.23
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.60	$7.61

1 Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Software Packaged/Custom	4.7%
Undesignated Consumer Cyclicals	4.0%
Financial Services	3.7%
Securities Brokerage	3.7%
Biotechnology	3.7%
Clothing Stores	3.7%
Internet Services	3.2%
Contracting	2.9%
Semiconductor Manufacturing	2.7%
Defense Aerospace	2.6%
Computer Services	2.4%
Cosmetic and Toiletries	2.3%
Industrial Machinery	2.3%
Miscellaneous Communications	2.1%
Telecommunications Equipment & Services	2.0%
Shoes	1.8%
Electrical Equipment	1.6%
Specialty Chemicals	1.5%
Metal Containers	1.5%
Metal Fabrication	1.3%
Specialty Machinery	1.2%
Home Products	1.2%
Office Supplies	1.2%
Miscellaneous Machinery	1.2%
Restaurant	1.1%
Agricultural Machinery	1.1%
Undesignated Consumer Durables	1.1%
Diversified Leisure	1.1%
Offshore Driller	1.1%
Generic Drugs	1.1%
Commodity Chemicals	1.0%
Miscellaneous Components	1.0%
Multi-Industry Capital Goods	1.0%
Building Materials	1.0%
Other [2]	21.2%
Cash Equivalents [3]	1.6%
Other Assets and Liabilities--Net [4]	8.1%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--90.3%
		Advertising--0.1%
1,827	[1]	Greenfield Online, Inc.	$23,495
		Agricultural Machinery--1.1%
6,942		Lindsay Manufacturing Co.	423,601
		Aluminum--0.4%
2,515		Kaiser Aluminum Corp.	160,859
		Apparel--0.2%
1,927	[1]	Carter's, Inc.	35,476
2,071	[1]	True Religion Apparel, Inc.	38,624
		TOTAL	74,100
		Baking--0.8%
12,208		Flowers Foods, Inc.	292,992
		Beer--0.1%
665	[1]	Central European Distribution Corp.	34,959
		Biotechnology--3.7%
9,018	[1]	Air Methods Corp.	413,746
2,479	[1]	Alkermes, Inc.	33,020
10,782	[1]	BioMarin Pharmaceutical, Inc.	399,581
2,072	[1]	Illumina, Inc.	131,986
10,481	[1]	PharmaNet Development Group, Inc.	427,206
		TOTAL	1,405,539
		Bituminous Coal--0.5%
6,027	[1]	Alpha Natural Resources, Inc.	201,663
		Building Materials--1.0%
12,736		Apogee Enterprises, Inc.	222,243
5,201	[1]	Drew Industries, Inc.	140,895
		TOTAL	363,138
		Clothing Stores--3.7%
5,203	[1]	Aeropostale, Inc.	146,569
57		Buckle, Inc.	2,371
12,751	[1]	Fossil, Inc.	433,279
12,489	[1]	Gymboree Corp.	477,330
12,276	[1]	Jos A. Bank Clothiers, Inc.	334,398
		TOTAL	1,393,947
Shares			Value
		COMMON STOCKS--continued
		Commercial Services--0.3%
4,423	[1]	ICF International, Inc.	$114,600
		Commodity Chemicals--1.0%
9,390		Compass Minerals International, Inc.	398,324
		Computer Peripherals--0.9%
21,442	[1]	Emulex Corp.	334,495
		Computer Services--2.4%
4,840	[1]	Manhattan Associates, Inc.	119,984
14,876	[1]	SRA International, Inc.	408,049
10,581	[1]	Stanley, Inc.	294,998
2,928		Syntel, Inc.	86,757
		TOTAL	909,788
		Construction Machinery--0.2%
2,140		Manitowoc, Inc.	81,577
		Contracting--2.9%
6,178	[1]	IHS, Inc., Class A	382,665
12,564	[1]	Perini Corp.	439,112
8,658	[1]	Team, Inc.	260,173
		TOTAL	1,081,950
		Cosmetics & Toiletries--2.3%
5,954	[1]	Chattem, Inc.	456,791
51,882	[1]	Sally Beauty Holdings, Inc.	423,357
		TOTAL	880,148
		Crude Oil & Gas Production--0.0%
131	[1]	Carrizo Oil & Gas, Inc.	6,377
		Defense Aerospace--2.6%
3,735	[1]	AAR Corp.	110,033
1,814	[1]	Aerovironment, Inc.	41,740
35,746	[1]	GenCorp, Inc.	419,658
2,826	[1]	Teledyne Technologies, Inc.	145,906
4,954		Triumph Group, Inc.	267,516
		TOTAL	984,853
		Defense Electronics--0.7%
8,172	[1]	FLIR Systems, Inc.	247,448
		Diversified Leisure--1.1%
8,457	[1]	Bally Technologies, Inc.	402,891
Shares			Value
		COMMON STOCKS--continued
		Drug Stores--0.3%
2,903		Longs Drug Stores Corp.	$133,567
		Electric & Electrical Original Equipment Manufacturers--0.9%
11,293		Cubic Corp.	303,330
665	[1]	General Cable Corp.	38,577
		TOTAL	341,907
		Electrical Test/Measuring Equipment--0.8%
7,463		Badger Meter, Inc.	282,101
724		MTS Systems Corp.	24,334
		TOTAL	306,435
		Electrical Equipment--1.6%
3,928		American Science & Engineering, Inc.	208,812
17,439	[1]	GrafTech International Ltd.	262,457
3,040	[1]	Rofin-Sinar Technologies, Inc.	129,230
		TOTAL	600,499
		Electronic Instruments--0.7%
23,767	[1]	Advanced Analogic Technologies, Inc.	160,190
408	[1]	Cymer, Inc.	11,020
1,192	[1]	Dolby Laboratories, Class A	51,363
1,498	[1]	Hittite Microwave Corp.	59,650
		TOTAL	282,223
		Ethical Drugs--0.7%
1,768	[1]	KV Pharmaceutical Co., Class A	45,933
3,085	[1]	Sciele Pharma, Inc.	73,793
1,699	[1]	United Therapeutics Corp.	142,682
		TOTAL	262,408
		Financial Services--3.7%
3,650		Deluxe Corp.	88,768
15,234	[1]	Dollar Financial Corp.	383,592
2,133	[1]	GFI Group, Inc.	188,152
6,875		Greenhill & Co., Inc.	464,269
2,537	[1]	Huron Consulting Group, Inc.	182,207
2,849		National Financial Partners Corp.	102,849
		TOTAL	1,409,837
		Food Wholesaling--0.3%
2,703		Nash Finch Co.	96,443
Shares			Value
		COMMON STOCKS--continued
		Furniture--0.6%
11,505		Tempur-Pedic International, Inc.	$228,029
		Generic Drugs--1.1%
12,863		Perrigo Co.	396,695
		Grocery Chain--0.2%
4,297		Spartan Stores, Inc.	75,541
		Home Products--1.2%
12,481		Tupperware Brands Corp.	461,797
		Household Appliances--0.6%
3,481	[1]	Middleby Corp.	207,502
		Industrial Machinery--2.3%
10,141		Actuant Corp.	277,154
9,372	[1]	H&E Equipment Services, Inc.	155,669
4,984		Valmont Industries, Inc.	417,161
		TOTAL	849,984
		Insurance--0.3%
4,665	[1]	Darwin Professional Underwriters, Inc.	103,470
		Insurance Brokerage--0.1%
2,738		Life Partners Holdings, Inc.	55,527
		Internet Services--3.2%
17,899	[1]	NetFlix, Inc.	450,160
2,527	[1]	Priceline.com, Inc.	274,230
7,954	[1]	Shutterfly, Inc.	154,705
30,702		United Online, Inc.	342,941
		TOTAL	1,222,036
		Machine Tools--0.7%
8,229	[1]	AZZ, Inc.	277,893
		Machined Parts Original Equipment Manufacturers--0.2%
2,185		Applied Industrial Technologies, Inc.	65,965
		Medical Supplies--0.9%
14,893	[1]	PetMed Express, Inc.	183,929
5,553	[1]	Wright Medical Group, Inc.	151,597
		TOTAL	335,526
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--0.4%
690	[1]	Arthrocare Corp	$27,621
6,247	[1]	Possis Corp.	87,333
3,826	[1]	Vnus Medical Technologies, Inc.	50,695
		TOTAL	165,649
		Metal Containers--1.5%
6,490		Greif, Inc., Class A	427,042
2,913		Silgan Holdings, Inc.	137,960
		TOTAL	565,002
		Metal Fabrication--1.3%
4,168		Barnes Group, Inc.	111,077
6,793		Dynamic Materials Corp.	363,969
		TOTAL	475,046
		Miscellaneous Communications--2.1%
8,038	[1]	Bankrate, Inc.	435,901
5,993	[1]	Cogent Communications Group, Inc.	122,677
13,493		InfoUSA, Inc.	118,603
5,563	[1]	NIC, Inc.	39,775
3,501	[1]	j2 Global Communications, Inc.	76,707
		TOTAL	793,663
		Miscellaneous Food Products--0.7%
5,562		The Anderson's, Inc.	253,349
		Miscellaneous Machinery--1.2%
8,010		Curtiss Wright Corp.	334,017
1,841		Nordson Corp.	91,829
267		Regal Beloit Corp.	10,125
		TOTAL	435,971
		Miscellaneous Metals--0.6%
9,214		AMCOL International Corp.	225,927
		Miscellaneous Components--1.0%
4,831	[1]	Atheros Communications	131,935
7,185	[1]	IPG Photonics Corp.	128,612
5,892	[1]	Microsemi Corp.	133,866
		TOTAL	394,413
Shares			Value
		COMMON STOCKS--continued
		Multi-Industry Capital Goods--1.0%
1,795	[1]	Ceradyne, Inc	$86,429
7,629	[1]	ESCO Technologies, Inc.	286,011
		TOTAL	372,440
		Office Furniture--0.2%
1,744		HNI Corp.	58,703
		Office Supplies--1.2%
7,912	[1]	United Stationers, Inc.	437,217
		Offshore Driller--1.1%
7,914	[1]	Bristow Group, Inc.	398,470
		Oil Service, Explore & Drill--0.6%
2,846	[1]	Dawson Geophysical Co.	163,019
1,284	[1]	McDermott International, Inc.	60,579
		TOTAL	223,598
		Oil Well Supply--0.9%
5,780	[1]	Dril-Quip, Inc.	280,561
2,223	[1]	ICO, Inc.	21,541
632		Lufkin Industries, Inc.	33,414
		TOTAL	335,516
		Optical Reading Equipment--0.9%
10,378	[1]	ScanSource, Inc.	328,568
		Other Communications Equipment--0.2%
2,630	[1]	Netgear, Inc.	70,116
		Personal Loans--0.8%
3,477		Cash America International, Inc.	113,037
14,668	[1]	Ezcorp, Inc., Class A	193,618
		TOTAL	306,655
		Personnel Agency--0.4%
2,365	[1]	AMN Healthcare Services, Inc.	36,941
2,852		Administaff, Inc.	85,589
1,583		Heidrick & Struggles International, Inc.	43,501
		TOTAL	166,031
		Photo-Optical Computer-Equipment--0.1%
1,073	[1]	II-VI, Inc.	34,787
		Pollution Control--0.4%
4,124	[1]	Layne Christensen Co.	152,176
Shares			Value
		COMMON STOCKS--continued
		Property Liability Insurance--0.1%
1,451		National Interstate Corp.	$41,194
		Railroad--0.8%
8,771		Wabtec Corp.	301,635
		Recreational Vehicles--0.5%
4,556		Polaris Industries, Inc., Class A	197,913
		Regional Bank--0.6%
5,028	[1]	SVB Financial Group	243,355
		Restaurant--1.1%
2,875	[1]	Chipotle Mexican Grill, Inc.	350,003
1,626	[1]	Papa Johns International, Inc.	41,122
1,113	[1]	Red Robin Gourmet Burgers	38,821
		TOTAL	429,946
		Securities Brokerage--3.7%
9,848	[1]	Fcstone Group, Inc.	436,759
13,389	[1]	Interactive Brokers Group, Inc., Class A	466,071
2,660	[1]	Investment Technology Group, Inc.	124,940
14,023		OptionsXpress Holdings, Inc.	380,304
		TOTAL	1,408,074
		Semiconductor Manufacturing--2.7%
4,777	[1]	Diodes, Inc.	110,588
17,394	[1]	Microtune, Inc.	101,581
3,371	[1]	Monolithic Power Systems	52,722
19,512	[1]	Plexus Corp.	440,776
10,171	[1]	Silicon Laboratories, Inc.	317,742
		TOTAL	1,023,409
		Semiconductor Manufacturing Equipment--0.1%
1,293	[1]	SiRF Technology Holdings, Inc.	19,796
		Services to Medical Professionals--0.7%
3,175	[1]	Centene Corp.	76,010
1,185	[1]	HMS Holdings Corp.	37,446
8,568	[1]	Nighthawk Radiology Holdings, Inc.	136,231
		TOTAL	249,687
		Shoes--1.8%
4,046	[1]	Crocs, Inc.	140,760
3,634	[1]	Deckers Outdoor Corp.	440,586
3,871		Wolverine World Wide, Inc.	97,975
		TOTAL	679,321
Shares			Value
		COMMON STOCKS--continued
		Silver Production--0.2%
6,507	[1]	Hecla Mining Co.	$60,515
		Software Packaged/Custom--4.7%
10,134	[1]	Advent Software, Inc.	457,651
7,486	[1]	Ansoft Corp.	159,003
634	[1]	Blue Coat Systems, Inc.	17,036
12,339	[1]	Bottomline Technologies, Inc.	159,913
1,505	[1]	Commvault Systems, Inc.	28,023
2,686	[1]	DivX, Inc.	38,276
2,207	[1]	Double-Take Software, Inc.	34,209
1,866	[1]	IGATE Capital Corp.	15,450
2,820	[1]	Informatica Corp.	54,454
2,820	[1]	MicroStrategy, Inc., Class A	205,634
1,456	[1]	Progress Software Corp.	42,981
19,765	[1]	Solera Holdings, Inc.	450,444
4,970	[1]	Websense, Inc.	101,885
		TOTAL	1,764,959
		Specialty Chemicals--1.5%
1,866		Chemed Corp.	95,595
8,672		Hercules, Inc.	152,020
9,679		Koppers Holdings, Inc.	323,859
		TOTAL	571,474
		Specialty Machinery--1.2%
7,448		Woodward Governor Co.	467,585
		Surveillance-Detection--0.1%
2,375	[1]	Lo-Jack Corp.	29,308
		Telecommunications Equipment & Services--2.0%
8,662	[1]	Comtech Telecommunications Corp.	388,058
13,605	[1]	Dycom Industries, Inc.	321,350
1,215	[1]	GeoEye, Inc.	42,476
		TOTAL	751,884
		Undesignated Consumer Cyclicals--4.0%
2,972	[1]	Capella Education Co.	187,474
1,680	[1]	CoStar Group, Inc.	71,131
Shares			Value
		COMMON STOCKS--continued
		Undesignated Consumer Cyclicals--continued
4,061	[1]	Corinthian Colleges, Inc.	$34,315
71		DeVRY, Inc.	3,919
4,424	[1]	Exponent, Inc.	136,259
9,822		Nu Skin Enterprises, Inc., Class A	161,375
3,278	[1]	Parexel International Corp.	178,356
6,840	[1]	Standard Parking Corp.	132,491
21,176	[1]	Sykes Enterprises, Inc.	334,369
3,155		Watson Wyatt & Co. Holdings	155,068
4,156	[1]	Wright Express Corp.	124,431
		TOTAL	1,519,188
		Undesignated Consumer Durables-1.1%
9,847		Walter Industries, Inc.	412,786
		Undesignated Consumer Staples--0.3%
1,378		Jackson Hewitt Tax Service, Inc.	30,495
1,626	[1]	USANA, Inc.	70,487
		TOTAL	100,982
		Undesignated Technology--0.1%
2,322	[1]	RightNow Technologies, Inc.	23,754
		TOTAL COMMON STOCKS (IDENTIFIED COST $35,279,360)	34,020,090
		MUTUAL FUND--1.6%
615,536	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	615,536
		TOTAL INVESTMENTS--91.9% (IDENTIFIED COST $35,894,896) [4]	34,635,626
		OTHER ASSETS AND LIABILITIES - NET--8.1% [5]	3,050,483
		TOTAL NET ASSETS--100%	$37,686,109

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $615,536 of investments in an affiliated issuer (Note 5) (identified cost $35,894,896)		$34,635,626
Cash		53,446
Income receivable		2,585
Receivable for investments sold		662,444
Receivable for shares sold		3,663,641
TOTAL ASSETS		39,017,742
Liabilities:
Payable for investments purchased	$1,157,459
Payable for shares redeemed	163,777
Payable for Directors'/Trustees' fees	136
Payable for distribution services fee (Note 5)	876
Payable for shareholder services fee (Note 5)	2,191
Accrued expenses	7,194
TOTAL LIABILITIES		1,331,633
Net assets for 3,175,578 shares outstanding		$37,686,109
Net Assets Consist of:
Paid-in capital		$40,538,229
Net unrealized depreciation of investments		(1,259,270)
Accumulated net realized loss on investments		(1,449,184)
Accumulated net investment income (loss)		(143,666)
TOTAL NET ASSETS		$37,686,109
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($33,925,590 ÷ 2,855,316 shares outstanding), no par value, unlimited shares authorized		$11.88
Offering price per share		$11.88
Redemption proceeds per share		$11.88
Class A Shares:
Net asset value per share ($2,626,259 ÷ 222,439 shares outstanding), no par value, unlimited shares authorized		$11.81
Offering price per share (100/94.50 of $11.81) [1]		$12.50
Redemption proceeds per share		$11.81
Class C Shares:
Net asset value per share ($1,134,260 ÷ 97,823 shares outstanding), no par value, unlimited shares authorized		$11.60
Offering price per share		$11.60
Redemption proceeds per share (99.00/100 of $11.60) [1]		$11.48

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $11,594 received from an affiliated issuer (Note 5))			$67,868
Expenses:
Investment adviser fee (Note 5)		$156,582
Administrative personnel and services fee (Note 5)		115,629
Custodian fees		13,161
Transfer and dividend disbursing agent fees and expenses		36,841
Directors'/Trustees' fees		734
Auditing fees		11,386
Legal fees		6,144
Portfolio accounting fees		36,729
Distribution services fee--Class C Shares (Note 5)		4,184
Shareholder services fee--Class A Shares (Note 5)		1,778
Shareholder services fee--Class C Shares (Note 5)		1,325
Share registration costs		25,754
Printing and postage		10,357
Insurance premiums		3,055
Miscellaneous		1,555
TOTAL EXPENSES		425,214
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(156,582)
Waiver of administrative personnel and services fee	(22,486)
Reimbursement of other operating expenses	(34,612)
TOTAL WAIVERS AND REIMBURSEMENTS		(213,680)
Net expenses			211,534
Net investment income (loss)			(143,666)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,436,188)
Net change in unrealized appreciation of investments			(1,849,319)
Net realized and unrealized loss on investments			(3,285,507)
Change in net assets resulting from operations			$(3,429,173)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(143,666)	$(58,015)
Net realized gain (loss) on investments	(1,436,188)	239,622
Net change in unrealized appreciation/depreciation of investments	(1,849,319)	617,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,429,173)	799,060
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(155,812)	--
Class A Shares	(11,057)	--
Class C Shares	(6,609)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(173,478)	--
Share Transactions:
Proceeds from sale of shares	26,813,954	16,603,113
Net asset value of shares issued to shareholders in payment of distributions declared	146,644	--
Cost of shares redeemed	(3,150,613)	(655,023)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,809,985	15,948,090
Change in net assets	20,207,334	16,747,150
Net Assets:
Beginning of period	17,478,775	731,625
End of period (including accumulated net investment income (loss) of $(143,666) and $0, respectively)	$37,686,109	$17,478,775

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,814,792	$23,479,921	1,263,095	$15,852,998
Shares issued to shareholders in payment of distributions declared	10,017	133,229	--	--
Shares redeemed	(216,938)	(2,705,237)	(37,007)	(478,571)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,607,871	$20,907,913	1,226,088	$15,374,427

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	198,629	$2,540,238	38,516	$455,091
Shares issued to shareholders in payment of distributions declared	766	10,117	--	--
Shares redeemed	(18,056)	(219,867)	(12,243)	(147,029)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	181,339	$2,330,488	26,273	$308,062

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	61,089	$793,795	24,628	$295,024
Shares issued to shareholders in payment of distributions declared	254	3,298	--	--
Shares redeemed	(18,449)	(225,509)	(2,775)	(29,423)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	42,894	$571,584	21,853	$265,601
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,832,104	$23,809,985	1,274,214	$15,948,090

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $35,894,896. The net unrealized depreciation of investments for federal tax purposes was $1,259,270. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,712,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,971,530.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $156,391 of its fee and reimbursed $34,612 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its pervious administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.684% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,486 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective on December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $2,008 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $3,075 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $191. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	317,904	9,385,587	9,087,955	615,536	$615,536	$11,594

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$39,967,130
Sales	$19,752,540

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2006. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R759

36369 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Value Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2008		7/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period:	$11.37		$10.61		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.05	) [3]	(0.07	) [3]
Net realized and unrealized gain (loss) on investments	(0.48)		0.81		0.68
TOTAL FROM INVESTMENT OPERATIONS	(0.50)		0.76		0.61
Less Distributions:
Distributions from net realized gain on investments	(0.76)		--		--
Net Asset Value, End of Period	$10.11		$11.37		$10.61
Total Return [4]	(4.77)%		7.16%		6.10%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.75%		2.00	% [5]
Net investment income (loss)	(0.30	)% [5]	(0.44)%		(0.59	)% [5]
Expense waiver/reimbursement [6]	3.41	% [5]	4.45%		34.07	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,531		$2,950		$699
Portfolio turnover	126%		240%		124%

1 MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Value Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2008		7/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.21		$10.54		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.14	) [3]	(0.15	) [3]
Net realized and unrealized gain (loss) on investments	(0.49)		0.81		0.69
TOTAL FROM INVESTMENT OPERATIONS	(0.53)		0.67		0.54
Less Distributions:
Distributions from net realized gain on investments	(0.76)		--		--
Net Asset Value, End of Period	$9.92		$11.21		$10.54
Total Return [4]	(5.10)%		6.36%		5.40%

Ratios to Average Net Assets:
Net expenses	2.49	% [5]	2.50%		2.75	% [5]
Net investment income (loss)	(1.06	)% [5]	(1.20)%		(1.34	)% [5]
Expense waiver/reimbursement [6]	3.44	% [5]	4.06%		34.07	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,030		$951		$51
Portfolio turnover	126%		240%		124%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 952.30	$ 8.59
Class C Shares	$1,000	$ 949.00	$12.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.34	$ 8.87
Class C Shares	$1,000	$1,012.62	$12.60

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class C Shares	2.49%

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Crude Oil & Gas Production	8.1%
Property Liability Insurance	7.9%
Multi-Line Insurance	6.4%
Regional Bank	5.8%
Electric Utility	3.2%
Other Communications Equipment	2.7%
Personnel Agency	2.5%
Semiconductor Manufacturing	2.5%
Contracting	2.3%
Computer Stores	2.3%
Home Products	2.3%
Life Insurance	2.1%
Airline--Regional	2.0%
Agricultural Chemicals	2.0%
Software Package	2.0%
Insurance Brokerage	1.9%
Greeting Cards	1.8%
Specialty Chemicals	1.8%
Commodity Chemicals	1.8%
Multi-Industry Basic	1.7%
Securities Brokerage	1.7%
Oil Service, Explore & Drill	1.6%
Miscellaneous Food Products	1.6%
Savings & Loan	1.6%
Maritime	1.6%
Electrical Equipment	1.2%
Financial Services	1.2%
Gas Distributor	1.2%
Package Foods	1.0%
Computer Services	1.0%
Miscellaneous Metals	1.0%
Other Securities [2]	21.3%
Cash Equivalents [3]	4.5%
Other Assets and Liabilities--Net [4]	(3.6)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.1%
		Agricultural Chemicals--2.0%
206		CF Industries Holdings, Inc.	$22,028
5,282	[1]	Terra Industries, Inc.	238,060
		TOTAL	260,088
		Agricultural Machinery--0.2%
336		Lindsay Manufacturing Co.	20,503
		Airline - National--0.3%
903	[1]	Atlas Air Worldwide Holdings, Inc.	45,096
		Airline - Regional--2.0%
5,946	[1]	Republic Airways Holdings, Inc.	118,682
5,616		SkyWest, Inc.	146,128
		TOTAL	264,810
		Beer--0.4%
1,078	[1]	Central European Distribution Corp.	56,670
		Biotechnology--0.6%
1,283	[1]	Emergent Biosolutions, Inc.	9,571
680	[1]	Martek Biosciences Corp.	19,380
4,774	[1]	ViroPharma, Inc.	42,298
		TOTAL	71,249
		Book Publishing--0.3%
1,302	[1]	Scholastic Corp.	44,620
		Cellular Communications--0.5%
5,264	[1]	USA Mobility, Inc.	63,221
		Clothing Stores--0.1%
405	[1]	Fossil, Inc.	13,762
		Commercial Services--0.8%
1,534	[1]	Aecom Technology Corp.	37,782
3,414	[1]	SAIC, Inc.	64,525
		TOTAL	102,307
Shares			Value
		COMMON STOCKS--continued
		Commodity Chemicals--1.8%
2,885		Compass Minerals International, Inc.	$122,382
866		Innophos Holdings, Inc.	10,747
1,841		Newmarket Corp.	99,193
		TOTAL	232,322
		Computer Services--1.0%
367	[1]	CACI International, Inc., Class A	15,998
5,297	[1]	Synnex Corp.	112,826
		TOTAL	128,824
		Computer Stores--2.3%
2,526	[1]	PC Connections, Inc.	31,802
7,902	[1]	Tech Data Corp.	271,671
		TOTAL	303,473
		Construction Machinery--0.3%
855		Manitowoc, Inc.	32,593
		Contracting--2.3%
3,873		Comfort Systems USA, Inc.	47,522
8,132	[1]	Emcor Group, Inc.	178,335
3,046	[1]	ICF International, Inc.	78,922
		TOTAL	304,779
		Crude Oil & Gas Production--8.1%
5,312		Berry Petroleum Co., Class A	199,041
7,432	[1]	Encore Aquisition Co.	242,283
1,561		Penn Virginia Corp.	66,514
333	[1]	Petroleum Development Corp.	19,147
733	[1]	Rosetta Resources, Inc.	12,849
4,611	[1]	Stone Energy Corp.	189,051
4,324	[1]	Swift Energy Co.	186,581
2,554	[1]	Whiting Petroleum Corp.	137,252
		TOTAL	1,052,718
		Defense Aerospace--0.3%
875	[1]	MOOG, Inc., Class A	40,285
Shares			Value
		COMMON STOCKS--continued
		Diversified Leisure--0.3%
837		International Speedway Corp., Class A	$34,267
		Drug Stores--0.2%
491		Longs Drug Stores Corp.	22,591
		Electric & Electronic Original Equipment Manufacturers--0.2%
2,440		CTS Corp.	25,864
121		Cubic Corp.	3,250
		TOTAL	29,114
		Electric Utility--3.2%
628		Allete, Inc.	24,172
2,738		Avista Corp.	55,171
1,540		CH Energy Group, Inc.	59,429
3,153	[1]	El Paso Electric Co.	73,875
971		Idacorp, Inc.	31,693
3,332		Portland General Electric Co.	82,100
3,091		UniSource Energy Corp.	90,814
		TOTAL	417,254
		Electrical Equipment--1.2%
3,240		Encore Wire Corp.	54,043
1,996	[1]	EnerSys, Inc.	45,988
909		Robbins & Myers, Inc.	60,248
		TOTAL	160,279
		Electronic Instruments--0.2%
390		Analogic Corp.	23,033
217	[1]	Axsys Technologies, Inc.	8,216
		TOTAL	31,249
		Financial Services--1.2%
2,129	[1]	Encore Capital Group, Inc.	16,649
1,019		Evercore Partners, Inc., Class A	18,546
4,324		Hercules Technology Growth Capital, Inc.	50,375
392		Lakeland Financial Corp.	8,683
3,846		Medallion Financial Corp.	38,306
1,900		Midwest Banc Holdings, Inc.	21,793
		TOTAL	154,352
Shares			Value
		COMMON STOCKS--continued
		Furniture--0.2%
1,212		Hooker Furniture Corp.	$26,591
		Gas Distributor--1.2%
2,761		Southwest Gas Corp.	78,827
2,284		WGL Holdings, Inc.	73,636
		TOTAL	152,463
		Generic Drugs--0.6%
2,376		Perrigo Co.	73,276
		Greeting Cards--1.8%
4,494		American Greetings Corp., Class A	92,217
3,026		CSS Industries, Inc.	88,299
4,253		FTD Group, Inc.	54,141
		TOTAL	234,657
		Grocery Chain--0.3%
1,534		Casey's General Stores, Inc.	39,884
		Home Health Care--0.1%
235	[1]	Amerigroup Corp.	8,817
		Home Products--2.3%
6,008		Blyth Industries, Inc.	130,914
4,635		Tupperware Brands Corp.	171,495
		TOTAL	302,409
		Industrial Machinery--0.6%
3,128	[1]	Columbus McKinnon Corp.	79,983
43		Tennant Co.	1,419
		TOTAL	81,402
		Insurance Brokerage--1.9%
6,707		AmTrust Financial Services, Inc.	105,300
2,926		Odyssey Re Holdings Corp.	111,129
2,037	[1]	Texas Capital Bancshares, Inc.	35,505
		TOTAL	251,934
		International Bank--0.0%
15		Preferred Bank Los Angeles, CA	330
		Internet Services--0.2%
2,286	[1]	CMG Information Services, Inc.	29,489
Shares			Value
		COMMON STOCKS--continued
		Jewelry Stores--0.6%
3,359		Movado Group, Inc.	$81,355
		Leasing--0.6%
3,391		Financial Federal Corp.	81,520
		Life Insurance--2.1%
4,913		Delphi Financial Group, Inc., Class A	154,170
10,594		Phoenix Cos., Inc.	114,733
		TOTAL	268,903
		Long-Term Care Centers--0.5%
7,929	[1]	Five Star Quality Care, Inc.	60,498
		Machine Tools--0.6%
2,456	[1]	AZZ, Inc.	82,939
		Machined Parts Original Equipment Manufacturers--0.1%
367		Applied Industrial Technologies, Inc.	11,080
		Major Steel Producer--0.1%
478	[1]	Universal Stainless & Alloy	11,826
		Maritime--1.6%
429		Eagle Bulk Shipping, Inc.	10,605
3,019		Genco Shipping & Trading Ltd.	148,897
1,977		TAL International Group, Inc.	43,534
		TOTAL	203,036
		Medical Supplies--0.5%
2,817		Invacare Corp.	68,566
		Medical Technology--0.3%
471	[1]	Bio Rad Laboratories, Inc., Class A	44,844
		Metal Fabrication--0.8%
1,487		Mueller Industries, Inc.	41,636
1,900		Olympic Steel, Inc.	64,201
		TOTAL	105,837
		Miscellaneous Components--0.7%
8,921	[1]	Kemet Corp.	46,478
4,209	[1]	Zoran Corp.	49,666
		TOTAL	96,144
		Miscellaneous Food Products--1.6%
6,378	[1]	Fresh Del Monte Produce, Inc.	204,351
		Miscellaneous Machinery--0.5%
1,234		Curtiss Wright Corp.	51,458
170		Nordson Corp.	8,480
		TOTAL	59,938
Shares			Value
		COMMON STOCKS--continued
		Miscellaneous Metals--1.0%
1,294		Matthews International Corp., Class A	$63,238
8,057	[1]	USEC, Inc.	65,020
		TOTAL	128,258
		Multi-Industry Basic--1.7%
10,830		Olin Corp.	221,907
		Multi-Line Insurance--6.4%
4,226	[1]	Amerisafe, Inc.	58,107
3,715		FBL Financial Group, Inc., Class A	122,409
2,181	[1]	FPIC Insurance Group, Inc.	91,842
3,933		Harleysville Group, Inc.	140,211
2,280		Infinity Property & Casualty	90,904
2,821	[1]	Navigators Group, Inc.	162,856
1,121		Safety Insurance Group, Inc.	43,741
2,881		Zenith National Insurance Corp.	114,721
		TOTAL	824,791
		Mutual Fund Adviser--0.0%
24		Calamos Asset Management, Inc.	524
		Natural Gas Production--0.4%
527	[1]	Natural Gas Services Group, Inc.	9,117
10,311	[1]	VAALCO Energy, Inc.	46,399
		TOTAL	55,516
		Office Supplies--0.9%
2,119	[1]	United Stationers, Inc.	117,096
		Offshore Driller--0.9%
2,960	[1]	Hornbeck Offshore Services, Inc.	114,493
		Oil Service, Explore & Drill--1.6%
3,205	[1]	Gulfmark Offshore, Inc.	134,033
2,250	[1]	Trico Marine Services, Inc.	72,202
		TOTAL	206,235
		Oil Well Supply--0.2%
2,544	[1]	ICO, Inc.	24,651
		Other Communications Equipment--2.7%
15,163	[1]	Skyworks Solutions, Inc.	122,062
3,153	[1]	Superior Essex, Inc.	75,830
9,273	[1]	Syniverse Holdings, Inc.	146,421
		TOTAL	344,313
Shares			Value
		COMMON STOCKS--continued
		Other Steel Producer--0.1%
225	[1]	Northwest Pipe Co.	$9,324
		Packaged Foods--1.0%
7,174	[1]	Chiquita Brands International	134,010
		Paper Products--0.8%
7,770	[1]	Buckeye Technologies, Inc.	102,175
		Personnel Agency--2.5%
2,038		CDI Corp.	39,639
3,637		Maximus, Inc.	128,313
12,049	[1]	Spherion Corp.	80,487
4,263	[1]	Volt Information Science, Inc.	79,590
		TOTAL	328,029
		Plastic--0.5%
3,450		Schulman (A.), Inc.	70,345
		Printed Circuit Boards--0.4%
1,480	[1]	Benchmark Electronics, Inc.	26,270
956		Park Electrochemical Corp.	22,638
		TOTAL	48,908
		Property Liability Insurance--7.9%
2,866		American Physicians Capital, Inc.	118,423
4,495	[1]	CNA Surety Corp.	80,146
4,782		Horace Mann Educators Corp.	87,845
5,003	[1]	Meadowbrook Insurance Group, Inc.	46,028
3,085	[1]	OneBeacon Insurance Group Ltd.	65,309
3,222	[1]	ProAssurance Corp.	185,909
1,793		RLI Corp.	101,125
4,432	[1]	Seabright Insurance Holdings, Inc.	65,106
4,308		Selective Insurance Group, Inc.	103,004
1,817		State Auto Financial Corp.	50,749
3,565		United Fire & Casualty Co.	119,000
		TOTAL	1,022,644
		Recreational Goods--0.2%
1,265		Callaway Golf Co.	22,669
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--5.8%
2,001		Bancorpsouth, Inc.	$49,065
1,247		Capital Corp. of the West	24,778
3,141		Cathay Bancorp, Inc.	81,446
1,460		City Bank Lynwood, WA	31,974
1,080		Community Trust Bancorp, Inc.	31,223
295		First Community Bancshares, Inc.	10,198
1,686		First Merchants Corp.	45,522
173		FirstMerit Corp.	3,870
169		Horizon Financial Corp.	2,660
774		Iberiabank Corp.	39,791
292		Independent Bank Corp.- Massachusetts	8,480
1,994		NBT Bancorp, Inc.	45,024
1,390		Old Second Bancorp, Inc.	38,920
5,892		Oriental Financial Group	94,095
2,111		Pacific Capital Bancorp	45,386
2,399		Renasant Corp.	50,307
2,836		Republic Bancorp, Inc.	52,041
115		S & T Bancorp, Inc.	3,578
176		SCBT Financial Corp.	5,266
599	[1]	SVB Financial Group	28,992
1,834		UCBH Holdings, Inc.	25,896
1,275		Wesbanco, Inc.	35,011
		TOTAL	753,523
		Resorts--0.1%
3,742	[1]	Silverleaf Resorts, Inc.	14,444
		Restaurant--0.6%
117		Bob Evans Farms, Inc.	3,480
2,305	[1]	CEC Entertainment, Inc.	53,776
998		Landry's Seafood Restaurants, Inc.	20,469
		TOTAL	77,725
		Rubber--0.4%
2,889		Cooper Tire & Rubber Co.	49,315
Shares			Value
		COMMON STOCKS--continued
		Savings & Loan--1.6%
3,072		Anchor Bancorp Wisconsin, Inc.	$76,800
3,870		First Niagara Financial Group, Inc.	49,226
1,342		Flushing Financial Corp.	21,459
1,536	[1]	Investors Bancorp, Inc.	23,424
971		OceanFirst Financial Corp.	16,264
316		WSFS Financial Corp.	16,843
		TOTAL	204,016
		Securities Brokerage--1.7%
1,191	[1]	Interactive Brokers Group, Inc., Class A	41,459
8,745	[1]	Knight Capital Group, Inc., Class A	146,479
2,799	[1]	Penson Worldwide, Inc.	27,122
		TOTAL	215,060
		Semiconductor Manufacturing--2.5%
6,499	[1]	Omnivision Technologies, Inc.	92,026
5,843	[1]	Plexus Corp.	131,993
4,208	[1]	Semtech Corp.	53,736
9,724	[1]	Triquint Semiconductor, Inc.	46,092
		TOTAL	323,847
		Semiconductor Manufacturing Equipment--0.4%
2,171	[1]	Brooks Automation, Inc.	26,682
3,862	[1]	Entegris, Inc.	29,737
		TOTAL	56,419
		Services to Medical Professionals --0.2%
897	[1]	Molina Healthcare, Inc.	30,597
		Shoes--0.1%
102	[1]	Deckers Outdoor Corp.	12,366
		Soft Drinks--0.1%
1,981	[1]	National Beverage Corp.	14,065
		Software Packaged/Custom--2.0%
4,602	[1]	CSG Systems International, Inc.	58,721
1,028	[1]	EPIQ Systems, Inc.	15,163
4,832	[1]	Lawson Software Inc.	41,990
521	[1]	ManTech International Corp., Class A	21,309
3,222	[1]	Perot Systems Corp.	39,115
2,568	[1]	S1 Corp.	14,535
2,259	[1]	TNS, Inc.	39,917
3,313	[1]	Tibco Software, Inc.	24,649
		TOTAL	255,399
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--1.8%
650		Minerals Technologies, Inc.	$35,360
3,443	[1]	OM Group, Inc.	197,559
		TOTAL	232,919
		Specialty Machinery--0.5%
964		Woodward Governor Co.	60,520
		Specialty Retailing--0.3%
645	[1]	Cabela's, Inc., Class A	9,514
1,281	[1]	Conn's, Inc.	24,723
		TOTAL	34,237
		Telecommunication Equipment & Services--0.7%
3,399	[1]	ADC Telecommunications, Inc.	50,271
1,079	[1]	Dycom Industries, Inc.	25,486
1,714	[1]	Premiere Global Services, Inc.	20,894
		TOTAL	96,651
		Telephone Utility--0.3%
1,136		Atlantic Telephone Network, Inc.	35,773
		Toys & Games--0.4%
2,243	[1]	JAKKS Pacific, Inc.	52,845
		Undesignated Consumer Cyclicals --0.8%
3,318		Speedway Motorsports, Inc.	100,701
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,125,442)	12,864,825
		MUTUAL FUND--4.5%
579,012	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	579,012
		TOTAL INVESTMENTS--103.6% (IDENTIFIED COST $13,704,454) [4]	13,443,837
		OTHER ASSETS AND LIABILITIES - NET--(3.6)% [5]	(464,225)
		TOTAL NET ASSETS--100%	$12,979,612

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $579,012 of investments in an affiliated issuer (Note 5) (identified cost $13,704,454)		$13,443,837
Cash		58
Income receivable		3,542
Receivable for investments sold		607,778
Receivable for shares sold		9,780
Prepaid expense		4,720
TOTAL ASSETS		14,069,715
Liabilities:
Payable for investments purchased	$1,053,217
Payable for shares redeemed	33,628
Payable for Directors'/Trustees' fees	329
Payable for distribution services fee (Note 5)	668
Payable for shareholder service fees (Note 5)	2,261
TOTAL LIABILITIES		1,090,103
Net assets for 1,279,939 shares outstanding		$12,979,612
Net Assets Consist of:
Paid-in capital		$14,371,159
Net unrealized depreciation of investments		(260,617)
Accumulated net realized loss on investments		(1,119,531)
Accumulated net investment income (loss)		(11,399)
TOTAL NET ASSETS		$12,979,612
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($9,419,344 ÷ 925,776 shares outstanding), no par value, unlimited shares authorized		$10.17
Offering price per share		$10.17
Redemption proceeds per share		$10.17
Class A Shares:
Net asset value per share ($2,530,762 ÷ 250,351 shares outstanding), no par value, unlimited shares authorized		$10.11
Offering price per share (100/94.50 of $10.11) [1]		$10.70
Redemption proceeds per share		$10.11
Class C Shares:
Net asset value per share ($1,029,506 ÷ 103,812 shares outstanding), no par value, unlimited shares authorized		$9.92
Offering price per share		$9.92
Redemption proceeds per share (99.00/100 of $9.92) [1]		$9.82

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $3,708 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $82)			$100,751
Expenses:
Investment adviser fee (Note 5)		$79,258
Administrative personnel and services fee (Note 5)		115,629
Custodian fees		16,144
Transfer and dividend disbursing agent fees and expenses		27,904
Directors'/Trustees' fees		685
Auditing fees		11,386
Legal fees		5,718
Portfolio accounting fees		37,608
Distribution services fee--Class C Shares (Note 5)		3,651
Shareholder services fee--Class A Shares (Note 5)		3,795
Shareholder services fee--Class C Shares (Note 5)		1,155
Share registration costs		25,575
Printing and postage		13,060
Insurance premiums		3,065
Interest expense		1,291
Miscellaneous		1,497
TOTAL EXPENSES		347,421
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(79,258)
Waiver of administrative personnel and services fee	(22,554)
Reimbursement of other operating expenses	(133,459)
TOTAL WAIVERS AND REIMBURSEMENTS		(235,271)
Net expenses			112,150
Net investment income (loss)			(11,399)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,054,453)
Net change in unrealized depreciation of investments			372,932
Net realized and unrealized loss on investments			(681,521)
Change in net assets resulting from operations			$(692,920)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(11,399)	$(32,233)
Net realized gain (loss) on investments	(1,054,453)	875,788
Net change in unrealized appreciation/depreciation of investments	372,932	(619,049)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(692,920)	224,506
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(638,272)	--
Class A Shares	(198,621)	--
Class C Shares	(63,763)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(900,656)	--
Share Transactions:
Proceeds from sale of shares	3,131,167	16,884,477
Net asset value of shares issued to shareholders in payment of distributions declared	316,054	--
Cost of shares redeemed	(3,967,414)	(3,364,195)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(520,193)	13,520,282
Redemption fees	--	39
Change in net assets	(2,113,769)	13,744,827
Net Assets:
Beginning of period	15,093,381	1,348,554
End of period (including accumulated net investment income (loss) of $(11,399) and $0, respectively)	$12,979,612	$15,093,381

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	212,488	$2,340,543	1,140,726	$12,999,804
Shares issued to shareholders in payment of distributions declared	7,093	75,830	--	--
Shares redeemed	(273,623)	(3,058,298)	(217,235)	(2,529,781)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(54,042)	$(641,925)	923,491	$10,470,023

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	47,629	$546,867	257,303	$2,904,620
Shares issued to shareholders in payment of distributions declared	17,137	182,164	--	--
Shares redeemed	(73,956)	(799,785)	(63,571)	(756,151)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(9,190)	$(70,754)	193,732	$2,148,469

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	23,379	$243,757	86,450	$980,053
Shares issued to shareholders in payment of distributions declared	5,567	58,060	--	--
Shares redeemed	(9,946)	(109,331)	(6,463)	(78,263)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	19,000	$192,486	79,987	$901,790
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(44,232)	$(520,193)	1,197,210	$13,520,282

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $23, $13 and $3, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $13,704,454. The net unrealized depreciation of investments for federal tax purposes was $260,617. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $674,650 and net unrealized depreciation from investments for those securities having an excess of cost over value of $935,267.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $79,195 of its fee and reimbursed $133,459 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2008, the net fee paid to FAS was 1.350% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,554 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $2,488 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $691 in sales charges from the sale of Class A Shares. FSC also retained $157 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended July 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $63. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliates	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	160,179	3,899,378	3,480,545	579,012	$579,012	$3,708

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$18,842,428
Sales	$17,425,708

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP VALUE (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2006. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R742
Cusip 31421R734

36365 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Value Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2008		7/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.42		$10.64		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00)	[3]	(0.02	) [4]	(0.03	) [4]
Net realized and unrealized gain (loss) on investments	(0.49)		0.80		0.67
TOTAL FROM INVESTMENT OPERATIONS	(0.49)		0.78		0.64
Less Distributions:
Distributions from net realized gain on investments	(0.76)		--		--
Net Asset Value, End of Period	$10.17		$11.42		$10.64
Total Return [5]	(4.66)%		7.33%		6.40%

Ratios to Average Net Assets:
Net expenses	1.50	% [6]	1.50%		1.75	% [6]
Net investment income (loss)	(0.03	)% [6]	(0.17)%		(0.34	)% [6]
Expense waiver/reimbursement [7]	3.41	% [6]	3.75%		34.07	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,419		$11,192		$599
Portfolio turnover	126%		240%		124%

1 MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into the Federated MDT Small Cap Value Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Represents less than $0.01.

4 Per share numbers have been calculated using the average shares method.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$953.40	$7.37
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.60	$7.61

1 Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Crude Oil & Gas Production	8.1%
Property Liability Insurance	7.9%
Multi-Line Insurance	6.4%
Regional Bank	5.8%
Electric Utility	3.2%
Other Communications Equipment	2.7%
Personnel Agency	2.5%
Semiconductor Manufacturing	2.5%
Contracting	2.3%
Computer Stores	2.3%
Home Products	2.3%
Life Insurance	2.1%
Airline--Regional	2.0%
Agricultural Chemicals	2.0%
Software Package	2.0%
Insurance Brokerage	1.9%
Greeting Cards	1.8%
Specialty Chemicals	1.8%
Commodity Chemicals	1.8%
Multi-Industry Basic	1.7%
Securities Brokerage	1.7%
Oil Service, Explore & Drill	1.6%
Miscellaneous Food Products	1.6%
Savings & Loan	1.6%
Maritime	1.6%
Electrical Equipment	1.2%
Financial Services	1.2%
Gas Distributor	1.2%
Package Foods	1.0%
Computer Services	1.0%
Miscellaneous Metals	1.0%
Other Securities [2]	21.3%
Cash Equivalents [3]	4.5%
Other Assets and Liabilities--Net [4]	(3.6)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.1%
		Agricultural Chemicals--2.0%
206		CF Industries Holdings, Inc.	$22,028
5,282	[1]	Terra Industries, Inc.	238,060
		TOTAL	260,088
		Agricultural Machinery--0.2%
336		Lindsay Manufacturing Co.	20,503
		Airline - National--0.3%
903	[1]	Atlas Air Worldwide Holdings, Inc.	45,096
		Airline - Regional--2.0%
5,946	[1]	Republic Airways Holdings, Inc.	118,682
5,616		SkyWest, Inc.	146,128
		TOTAL	264,810
		Beer--0.4%
1,078	[1]	Central European Distribution Corp.	56,670
		Biotechnology--0.6%
1,283	[1]	Emergent Biosolutions, Inc.	9,571
680	[1]	Martek Biosciences Corp.	19,380
4,774	[1]	ViroPharma, Inc.	42,298
		TOTAL	71,249
		Book Publishing--0.3%
1,302	[1]	Scholastic Corp.	44,620
		Cellular Communications--0.5%
5,264	[1]	USA Mobility, Inc.	63,221
		Clothing Stores--0.1%
405	[1]	Fossil, Inc.	13,762
		Commercial Services--0.8%
1,534	[1]	Aecom Technology Corp.	37,782
3,414	[1]	SAIC, Inc.	64,525
		TOTAL	102,307
Shares			Value
		COMMON STOCKS--continued
		Commodity Chemicals--1.8%
2,885		Compass Minerals International, Inc.	$122,382
866		Innophos Holdings, Inc.	10,747
1,841		Newmarket Corp.	99,193
		TOTAL	232,322
		Computer Services--1.0%
367	[1]	CACI International, Inc., Class A	15,998
5,297	[1]	Synnex Corp.	112,826
		TOTAL	128,824
		Computer Stores--2.3%
2,526	[1]	PC Connections, Inc.	31,802
7,902	[1]	Tech Data Corp.	271,671
		TOTAL	303,473
		Construction Machinery--0.3%
855		Manitowoc, Inc.	32,593
		Contracting--2.3%
3,873		Comfort Systems USA, Inc.	47,522
8,132	[1]	Emcor Group, Inc.	178,335
3,046	[1]	ICF International, Inc.	78,922
		TOTAL	304,779
		Crude Oil & Gas Production--8.1%
5,312		Berry Petroleum Co., Class A	199,041
7,432	[1]	Encore Aquisition Co.	242,283
1,561		Penn Virginia Corp.	66,514
333	[1]	Petroleum Development Corp.	19,147
733	[1]	Rosetta Resources, Inc.	12,849
4,611	[1]	Stone Energy Corp.	189,051
4,324	[1]	Swift Energy Co.	186,581
2,554	[1]	Whiting Petroleum Corp.	137,252
		TOTAL	1,052,718
		Defense Aerospace--0.3%
875	[1]	MOOG, Inc., Class A	40,285
Shares			Value
		COMMON STOCKS--continued
		Diversified Leisure--0.3%
837		International Speedway Corp., Class A	$34,267
		Drug Stores--0.2%
491		Longs Drug Stores Corp.	22,591
		Electric & Electronic Original Equipment Manufacturers--0.2%
2,440		CTS Corp.	25,864
121		Cubic Corp.	3,250
		TOTAL	29,114
		Electric Utility--3.2%
628		Allete, Inc.	24,172
2,738		Avista Corp.	55,171
1,540		CH Energy Group, Inc.	59,429
3,153	[1]	El Paso Electric Co.	73,875
971		Idacorp, Inc.	31,693
3,332		Portland General Electric Co.	82,100
3,091		UniSource Energy Corp.	90,814
		TOTAL	417,254
		Electrical Equipment--1.2%
3,240		Encore Wire Corp.	54,043
1,996	[1]	EnerSys, Inc.	45,988
909		Robbins & Myers, Inc.	60,248
		TOTAL	160,279
		Electronic Instruments--0.2%
390		Analogic Corp.	23,033
217	[1]	Axsys Technologies, Inc.	8,216
		TOTAL	31,249
		Financial Services--1.2%
2,129	[1]	Encore Capital Group, Inc.	16,649
1,019		Evercore Partners, Inc., Class A	18,546
4,324		Hercules Technology Growth Capital, Inc.	50,375
392		Lakeland Financial Corp.	8,683
3,846		Medallion Financial Corp.	38,306
1,900		Midwest Banc Holdings, Inc.	21,793
		TOTAL	154,352
Shares			Value
		COMMON STOCKS--continued
		Furniture--0.2%
1,212		Hooker Furniture Corp.	$26,591
		Gas Distributor--1.2%
2,761		Southwest Gas Corp.	78,827
2,284		WGL Holdings, Inc.	73,636
		TOTAL	152,463
		Generic Drugs--0.6%
2,376		Perrigo Co.	73,276
		Greeting Cards--1.8%
4,494		American Greetings Corp., Class A	92,217
3,026		CSS Industries, Inc.	88,299
4,253		FTD Group, Inc.	54,141
		TOTAL	234,657
		Grocery Chain--0.3%
1,534		Casey's General Stores, Inc.	39,884
		Home Health Care--0.1%
235	[1]	Amerigroup Corp.	8,817
		Home Products--2.3%
6,008		Blyth Industries, Inc.	130,914
4,635		Tupperware Brands Corp.	171,495
		TOTAL	302,409
		Industrial Machinery--0.6%
3,128	[1]	Columbus McKinnon Corp.	79,983
43		Tennant Co.	1,419
		TOTAL	81,402
		Insurance Brokerage--1.9%
6,707		AmTrust Financial Services, Inc.	105,300
2,926		Odyssey Re Holdings Corp.	111,129
2,037	[1]	Texas Capital Bancshares, Inc.	35,505
		TOTAL	251,934
		International Bank--0.0%
15		Preferred Bank Los Angeles, CA	330
		Internet Services--0.2%
2,286	[1]	CMG Information Services, Inc.	29,489
Shares			Value
		COMMON STOCKS--continued
		Jewelry Stores--0.6%
3,359		Movado Group, Inc.	$81,355
		Leasing--0.6%
3,391		Financial Federal Corp.	81,520
		Life Insurance--2.1%
4,913		Delphi Financial Group, Inc., Class A	154,170
10,594		Phoenix Cos., Inc.	114,733
		TOTAL	268,903
		Long-Term Care Centers--0.5%
7,929	[1]	Five Star Quality Care, Inc.	60,498
		Machine Tools--0.6%
2,456	[1]	AZZ, Inc.	82,939
		Machined Parts Original Equipment Manufacturers--0.1%
367		Applied Industrial Technologies, Inc.	11,080
		Major Steel Producer--0.1%
478	[1]	Universal Stainless & Alloy	11,826
		Maritime--1.6%
429		Eagle Bulk Shipping, Inc.	10,605
3,019		Genco Shipping & Trading Ltd.	148,897
1,977		TAL International Group, Inc.	43,534
		TOTAL	203,036
		Medical Supplies--0.5%
2,817		Invacare Corp.	68,566
		Medical Technology--0.3%
471	[1]	Bio Rad Laboratories, Inc., Class A	44,844
		Metal Fabrication--0.8%
1,487		Mueller Industries, Inc.	41,636
1,900		Olympic Steel, Inc.	64,201
		TOTAL	105,837
		Miscellaneous Components--0.7%
8,921	[1]	Kemet Corp.	46,478
4,209	[1]	Zoran Corp.	49,666
		TOTAL	96,144
		Miscellaneous Food Products--1.6%
6,378	[1]	Fresh Del Monte Produce, Inc.	204,351
		Miscellaneous Machinery--0.5%
1,234		Curtiss Wright Corp.	51,458
170		Nordson Corp.	8,480
		TOTAL	59,938
Shares			Value
		COMMON STOCKS--continued
		Miscellaneous Metals--1.0%
1,294		Matthews International Corp., Class A	$63,238
8,057	[1]	USEC, Inc.	65,020
		TOTAL	128,258
		Multi-Industry Basic--1.7%
10,830		Olin Corp.	221,907
		Multi-Line Insurance--6.4%
4,226	[1]	Amerisafe, Inc.	58,107
3,715		FBL Financial Group, Inc., Class A	122,409
2,181	[1]	FPIC Insurance Group, Inc.	91,842
3,933		Harleysville Group, Inc.	140,211
2,280		Infinity Property & Casualty	90,904
2,821	[1]	Navigators Group, Inc.	162,856
1,121		Safety Insurance Group, Inc.	43,741
2,881		Zenith National Insurance Corp.	114,721
		TOTAL	824,791
		Mutual Fund Adviser--0.0%
24		Calamos Asset Management, Inc.	524
		Natural Gas Production--0.4%
527	[1]	Natural Gas Services Group, Inc.	9,117
10,311	[1]	VAALCO Energy, Inc.	46,399
		TOTAL	55,516
		Office Supplies--0.9%
2,119	[1]	United Stationers, Inc.	117,096
		Offshore Driller--0.9%
2,960	[1]	Hornbeck Offshore Services, Inc.	114,493
		Oil Service, Explore & Drill--1.6%
3,205	[1]	Gulfmark Offshore, Inc.	134,033
2,250	[1]	Trico Marine Services, Inc.	72,202
		TOTAL	206,235
		Oil Well Supply--0.2%
2,544	[1]	ICO, Inc.	24,651
		Other Communications Equipment--2.7%
15,163	[1]	Skyworks Solutions, Inc.	122,062
3,153	[1]	Superior Essex, Inc.	75,830
9,273	[1]	Syniverse Holdings, Inc.	146,421
		TOTAL	344,313
Shares			Value
		COMMON STOCKS--continued
		Other Steel Producer--0.1%
225	[1]	Northwest Pipe Co.	$9,324
		Packaged Foods--1.0%
7,174	[1]	Chiquita Brands International	134,010
		Paper Products--0.8%
7,770	[1]	Buckeye Technologies, Inc.	102,175
		Personnel Agency--2.5%
2,038		CDI Corp.	39,639
3,637		Maximus, Inc.	128,313
12,049	[1]	Spherion Corp.	80,487
4,263	[1]	Volt Information Science, Inc.	79,590
		TOTAL	328,029
		Plastic--0.5%
3,450		Schulman (A.), Inc.	70,345
		Printed Circuit Boards--0.4%
1,480	[1]	Benchmark Electronics, Inc.	26,270
956		Park Electrochemical Corp.	22,638
		TOTAL	48,908
		Property Liability Insurance--7.9%
2,866		American Physicians Capital, Inc.	118,423
4,495	[1]	CNA Surety Corp.	80,146
4,782		Horace Mann Educators Corp.	87,845
5,003	[1]	Meadowbrook Insurance Group, Inc.	46,028
3,085	[1]	OneBeacon Insurance Group Ltd.	65,309
3,222	[1]	ProAssurance Corp.	185,909
1,793		RLI Corp.	101,125
4,432	[1]	Seabright Insurance Holdings, Inc.	65,106
4,308		Selective Insurance Group, Inc.	103,004
1,817		State Auto Financial Corp.	50,749
3,565		United Fire & Casualty Co.	119,000
		TOTAL	1,022,644
		Recreational Goods--0.2%
1,265		Callaway Golf Co.	22,669
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--5.8%
2,001		Bancorpsouth, Inc.	$49,065
1,247		Capital Corp. of the West	24,778
3,141		Cathay Bancorp, Inc.	81,446
1,460		City Bank Lynwood, WA	31,974
1,080		Community Trust Bancorp, Inc.	31,223
295		First Community Bancshares, Inc.	10,198
1,686		First Merchants Corp.	45,522
173		FirstMerit Corp.	3,870
169		Horizon Financial Corp.	2,660
774		Iberiabank Corp.	39,791
292		Independent Bank Corp.- Massachusetts	8,480
1,994		NBT Bancorp, Inc.	45,024
1,390		Old Second Bancorp, Inc.	38,920
5,892		Oriental Financial Group	94,095
2,111		Pacific Capital Bancorp	45,386
2,399		Renasant Corp.	50,307
2,836		Republic Bancorp, Inc.	52,041
115		S & T Bancorp, Inc.	3,578
176		SCBT Financial Corp.	5,266
599	[1]	SVB Financial Group	28,992
1,834		UCBH Holdings, Inc.	25,896
1,275		Wesbanco, Inc.	35,011
		TOTAL	753,523
		Resorts--0.1%
3,742	[1]	Silverleaf Resorts, Inc.	14,444
		Restaurant--0.6%
117		Bob Evans Farms, Inc.	3,480
2,305	[1]	CEC Entertainment, Inc.	53,776
998		Landry's Seafood Restaurants, Inc.	20,469
		TOTAL	77,725
		Rubber--0.4%
2,889		Cooper Tire & Rubber Co.	49,315
Shares			Value
		COMMON STOCKS--continued
		Savings & Loan--1.6%
3,072		Anchor Bancorp Wisconsin, Inc.	$76,800
3,870		First Niagara Financial Group, Inc.	49,226
1,342		Flushing Financial Corp.	21,459
1,536	[1]	Investors Bancorp, Inc.	23,424
971		OceanFirst Financial Corp.	16,264
316		WSFS Financial Corp.	16,843
		TOTAL	204,016
		Securities Brokerage--1.7%
1,191	[1]	Interactive Brokers Group, Inc., Class A	41,459
8,745	[1]	Knight Capital Group, Inc., Class A	146,479
2,799	[1]	Penson Worldwide, Inc.	27,122
		TOTAL	215,060
		Semiconductor Manufacturing--2.5%
6,499	[1]	Omnivision Technologies, Inc.	92,026
5,843	[1]	Plexus Corp.	131,993
4,208	[1]	Semtech Corp.	53,736
9,724	[1]	Triquint Semiconductor, Inc.	46,092
		TOTAL	323,847
		Semiconductor Manufacturing Equipment--0.4%
2,171	[1]	Brooks Automation, Inc.	26,682
3,862	[1]	Entegris, Inc.	29,737
		TOTAL	56,419
		Services to Medical Professionals --0.2%
897	[1]	Molina Healthcare, Inc.	30,597
		Shoes--0.1%
102	[1]	Deckers Outdoor Corp.	12,366
		Soft Drinks--0.1%
1,981	[1]	National Beverage Corp.	14,065
		Software Packaged/Custom--2.0%
4,602	[1]	CSG Systems International, Inc.	58,721
1,028	[1]	EPIQ Systems, Inc.	15,163
4,832	[1]	Lawson Software Inc.	41,990
521	[1]	ManTech International Corp., Class A	21,309
3,222	[1]	Perot Systems Corp.	39,115
2,568	[1]	S1 Corp.	14,535
2,259	[1]	TNS, Inc.	39,917
3,313	[1]	Tibco Software, Inc.	24,649
		TOTAL	255,399
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--1.8%
650		Minerals Technologies, Inc.	$35,360
3,443	[1]	OM Group, Inc.	197,559
		TOTAL	232,919
		Specialty Machinery--0.5%
964		Woodward Governor Co.	60,520
		Specialty Retailing--0.3%
645	[1]	Cabela's, Inc., Class A	9,514
1,281	[1]	Conn's, Inc.	24,723
		TOTAL	34,237
		Telecommunication Equipment & Services--0.7%
3,399	[1]	ADC Telecommunications, Inc.	50,271
1,079	[1]	Dycom Industries, Inc.	25,486
1,714	[1]	Premiere Global Services, Inc.	20,894
		TOTAL	96,651
		Telephone Utility--0.3%
1,136		Atlantic Telephone Network, Inc.	35,773
		Toys & Games--0.4%
2,243	[1]	JAKKS Pacific, Inc.	52,845
		Undesignated Consumer Cyclicals --0.8%
3,318		Speedway Motorsports, Inc.	100,701
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,125,442)	12,864,825
		MUTUAL FUND--4.5%
579,012	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	579,012
		TOTAL INVESTMENTS--103.6% (IDENTIFIED COST $13,704,454) [4]	13,443,837
		OTHER ASSETS AND LIABILITIES - NET--(3.6)% [5]	(464,225)
		TOTAL NET ASSETS--100%	$12,979,612
1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $579,012 of investments in an affiliated issuer (Note 5) (identified cost $13,704,454)		$13,443,837
Cash		58
Income receivable		3,542
Receivable for investments sold		607,778
Receivable for shares sold		9,780
Prepaid expense		4,720
TOTAL ASSETS		14,069,715
Liabilities:
Payable for investments purchased	$1,053,217
Payable for shares redeemed	33,628
Payable for Directors'/Trustees' fees	329
Payable for distribution services fee (Note 5)	668
Payable for shareholder service fees (Note 5)	2,261
TOTAL LIABILITIES		1,090,103
Net assets for 1,279,939 shares outstanding		$12,979,612
Net Assets Consist of:
Paid-in capital		$14,371,159
Net unrealized depreciation of investments		(260,617)
Accumulated net realized loss on investments		(1,119,531)
Accumulated net investment income (loss)		(11,399)
TOTAL NET ASSETS		$12,979,612
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($9,419,344 ÷ 925,776 shares outstanding), no par value, unlimited shares authorized		$10.17
Offering price per share		$10.17
Redemption proceeds per share		$10.17
Class A Shares:
Net asset value per share ($2,530,762 ÷ 250,351 shares outstanding), no par value, unlimited shares authorized		$10.11
Offering price per share (100/94.50 of $10.11) [1]		$10.70
Redemption proceeds per share		$10.11
Class C Shares:
Net asset value per share ($1,029,506 ÷ 103,812 shares outstanding), no par value, unlimited shares authorized		$9.92
Offering price per share		$9.92
Redemption proceeds per share (99.00/100 of $9.92) [1]		$9.82

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $3,708 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $82)			$100,751
Expenses:
Investment adviser fee (Note 5)		$79,258
Administrative personnel and services fee (Note 5)		115,629
Custodian fees		16,144
Transfer and dividend disbursing agent fees and expenses		27,904
Directors'/Trustees' fees		685
Auditing fees		11,386
Legal fees		5,718
Portfolio accounting fees		37,608
Distribution services fee--Class C Shares (Note 5)		3,651
Shareholder services fee--Class A Shares (Note 5)		3,795
Shareholder services fee--Class C Shares (Note 5)		1,155
Share registration costs		25,575
Printing and postage		13,060
Insurance premiums		3,065
Interest expense		1,291
Miscellaneous		1,497
TOTAL EXPENSES		347,421
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(79,258)
Waiver of administrative personnel and services fee	(22,554)
Reimbursement of other operating expenses	(133,459)
TOTAL WAIVERS AND REIMBURSEMENTS		(235,271)
Net expenses			112,150
Net investment income (loss)			(11,399)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,054,453)
Net change in unrealized depreciation of investments			372,932
Net realized and unrealized loss on investments			(681,521)
Change in net assets resulting from operations			$(692,920)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(11,399)	$(32,233)
Net realized gain (loss) on investments	(1,054,453)	875,788
Net change in unrealized appreciation/depreciation of investments	372,932	(619,049)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(692,920)	224,506
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(638,272)	--
Class A Shares	(198,621)	--
Class C Shares	(63,763)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(900,656)	--
Share Transactions:
Proceeds from sale of shares	3,131,167	16,884,477
Net asset value of shares issued to shareholders in payment of distributions declared	316,054	--
Cost of shares redeemed	(3,967,414)	(3,364,195)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(520,193)	13,520,282
Redemption fees	--	39
Change in net assets	(2,113,769)	13,744,827
Net Assets:
Beginning of period	15,093,381	1,348,554
End of period (including accumulated net investment income (loss) of $(11,399) and $0, respectively)	$12,979,612	$15,093,381

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	212,488	$2,340,543	1,140,726	$12,999,804
Shares issued to shareholders in payment of distributions declared	7,093	75,830	--	--
Shares redeemed	(273,623)	(3,058,298)	(217,235)	(2,529,781)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(54,042)	$(641,925)	923,491	$10,470,023

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	47,629	$546,867	257,303	$2,904,620
Shares issued to shareholders in payment of distributions declared	17,137	182,164	--	--
Shares redeemed	(73,956)	(799,785)	(63,571)	(756,151)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(9,190)	$(70,754)	193,732	$2,148,469

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	23,379	$243,757	86,450	$980,053
Shares issued to shareholders in payment of distributions declared	5,567	58,060	--	--
Shares redeemed	(9,946)	(109,331)	(6,463)	(78,263)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	19,000	$192,486	79,987	$901,790
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(44,232)	$(520,193)	1,197,210	$13,520,282

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $23, $13 and $3, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $13,704,454. The net unrealized depreciation of investments for federal tax purposes was $260,617. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $674,650 and net unrealized depreciation from investments for those securities having an excess of cost over value of $935,267.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $79,195 of its fee and reimbursed $133,459 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2008, the net fee paid to FAS was 1.350% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,554 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $2,488 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $691 in sales charges from the sale of Class A Shares. FSC also retained $157 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended July 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $63. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliates	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	160,179	3,899,378	3,480,545	579,012	$579,012	$3,708

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$18,842,428
Sales	$17,425,708

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP VALUE (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2006. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R726

36368 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Tax
Aware/All Cap Core Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2008		7/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.65		$10.35		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.02	) [3]	(0.05	) [3]
Net realized and unrealized gain (loss) on investments	(0.08)		1.32		0.40
TOTAL FROM INVESTMENT OPERATIONS	(0.09)		1.30		0.35
Net Asset Value, End of Period	$11.56		$11.65		$10.35
Total Return [4]	(0.77)%		12.56%		3.50%

Ratios to Average Net Assets:
Net expenses	1.65	% [5]	1.65%		2.01	% [5]
Net investment income (loss)	(0.06	)% [5]	(0.14)%		(0.50	)% [5]
Expense waiver/reimbursement [6]	3.66	% [5]	5.81%		3.71	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,978		$3,903		$2,061
Portfolio turnover	74%		154%		182%

1 MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into the Federated MDT Tax Aware/All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2008		7/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.47		$10.27		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.10	) [3]	(0.13	) [3]
Net realized and unrealized gain (loss) on investments	(0.09)		1.30		0.40
TOTAL FROM INVESTMENT OPERATIONS	(0.13)		1.20		0.27
Net Asset Value, End of Period	$11.34		$11.47		$10.27
Total Return [4]	(1.13)%		11.68%		2.70%

Ratios to Average Net Assets:
Net expenses	2.39	% [5]	2.40%		2.76	% [5]
Net investment income (loss)	(0.80	)% [5]	(0.89)%		(1.25	)% [5]
Expense waiver/reimbursement [6]	3.67	% [5]	5.70%		3.71	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,437		$3,007		$1,329
Portfolio turnover	74%		154%		182%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 992.30	$ 8.26
Class C Shares	$1,000	$ 988.70	$11.95
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.84	$ 8.36
Class C Shares	$1,000	$1,013.12	$12.09

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.65%
Class C Shares	2.39%

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Money Center Bank	7.4%
Multi-Line Insurance	5.1%
Crude Oil & Gas Production	5.0%
Integrated Domestic Oil	4.9%
Computers--Low End	4.6%
Life Insurance	4.6%
Regional Bank	4.6%
Property Liability Insurance	4.6%
Agricultural Chemicals	4.5%
Integrated International Oil	4.4%
Oil Well Supply	4.1%
Internet Services	3.6%
Railroad	3.2%
Savings and Loan	2.8%
Securities Brokerage	2.6%
Major Steel Producer	2.6%
Home Building	2.2%
Semiconductor Manufacturing	2.1%
Metal Fabrication	1.7%
Software Packaged/Custom	1.4%
Oil Service, Explore & Drill	1.3%
Diversified Oil	1.3%
Undesignated Consumer Cyclicals	1.2%
Electric Utility	1.1%
Building Supply Stores	1.0%
Other Securities [2]	14.9%
Cash Equivalents [3]	1.2%
Other Assets and Liabilities--Net [4]	2.0%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other Securities."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.8%
		Agricultural Chemicals--4.5%
62		FMC Corp.	$3,296
5,388		Monsanto Co.	605,827
		TOTAL	609,123
		Agricultural Machinery--0.3%
175	[1]	AGCO Corp.	10,538
346		Deere & Co.	30,365
		TOTAL	40,903
		Airline - Regional--0.2%
354	[1]	Republic Airways Holdings, Inc.	7,066
793		SkyWest, Inc.	20,634
		TOTAL	27,700
		Apparel--0.2%
149		Columbia Sportswear Co.	6,504
527		Guess ?, Inc.	19,662
		TOTAL	26,166
		Auto Rentals--0.0%
82	[1]	AMERCO	5,697
		Biotechnology--0.5%
293	[1]	Amgen, Inc.	13,651
594	[1]	Genzyme Corp.	46,409
167	[1]	Martek Biosciences Corp.	4,759
462	[1]	ViroPharma, Inc.	4,093
		TOTAL	68,912
		Bituminous Coal--0.2%
652		Massey Energy Co.	24,241
		Book Publishing--0.0%
146	[1]	Scholastic Corp.	5,003
		Building Supply Stores--1.0%
4,998		Lowe's Cos., Inc.	132,147
Shares			Value
		COMMON STOCKS--continued
		Clothing Stores--0.4%
467	[1]	Aeropostale, Inc.	$13,155
401	[1]	Fossil, Inc.	13,626
420	[1]	Hanesbrands, Inc.	10,756
421	[1]	Jos A. Bank Clothiers, Inc.	11,468
		TOTAL	49,005
		Commodity Chemicals--0.1%
212		Dow Chemical Co.	8,196
		Computer Peripherals--0.2%
859	[1]	Lexmark International Group, Class A	31,104
		Computer Stores--0.1%
357	[1]	Tech Data Corp.	12,274
		Computers - Low End--4.6%
4,635	[1]	Apple, Inc.	627,394
		Construction Machinery--0.2%
721		Manitowoc, Inc.	27,485
		Contracting--0.0%
71	[1]	Jacobs Engineering Group, Inc.	5,427
		Copper--0.1%
117	[1]	Southern Copper Corp.	10,979
		Crude Oil & Gas Production--4.9%
1,275		Anadarko Petroleum Corp.	74,702
4,480		Apache Corp.	427,571
480		Cimarex Energy Co.	19,589
854		Devon Energy Corp.	72,573
395	[1]	Newfield Exploration Co.	19,703
183		Pioneer Natural Resources, Inc.	7,668
528	[1]	Stone Energy Corp.	21,648
293	[1]	Swift Energy Co.	12,643
		TOTAL	656,097
		Defense Aerospace--0.1%
217		Goodrich (B.F.) Co.	13,573
		Defense Electronics--0.2%
434	[1]	FLIR Systems, Inc.	13,141
60	[1]	First Solar, Inc.	10,906
		TOTAL	24,047
Shares			Value
		COMMON STOCKS--continued
		Department Stores--0.6%
809		Dillards, Inc., Class A	$16,042
614	[1]	Sears Holdings Corp.	67,841
		TOTAL	83,883
		Discount Department Stores--0.1%
368	[1]	BJ's Wholesale Club, Inc.	11,938
		Diversified Leisure--0.4%
364	[1]	Bally Technologies, Inc.	17,341
462		Carnival Corp.	20,554
428	[1]	Gaylord Entertainment Co.	12,493
		TOTAL	50,388
		Diversified Oil--1.3%
393		Murphy Oil Corp.	28,901
2,111		Occidental Petroleum Corp.	143,274
		TOTAL	172,175
		Drug Stores--0.1%
337		Longs Drug Stores Corp.	15,505
		Electric Utility--1.1%
90	[1]	Allegheny Energy, Inc.	4,931
141		FPL Group, Inc.	9,092
656		Northeast Utilities Co.	18,184
502		SCANA Corp.	18,720
1,376		Sempra Energy	76,918
429		Wisconsin Energy Corp.	19,532
		TOTAL	147,377
		Electrical Equipment--0.2%
153	[1]	Thomas & Betts Corp.	6,923
1,741		Xerox Corp.	26,811
		TOTAL	33,734
		Electronic Instruments--0.0%
74		Analogic Corp.	4,370
		Ethical Drugs--0.8%
1,413	[1]	Forest Laboratories, Inc., Class A	56,195
290		Pfizer, Inc.	6,783
1,072		Wyeth	42,666
		TOTAL	105,644
Shares			Value
		COMMON STOCKS--continued
		Financial Services--0.9%
2,173		Ameriprise Financial, Inc.	$120,189
		Gas Distributor--0.2%
260		NICOR, Inc.	10,660
74		New Jersey Resources Corp.	3,470
418	[1]	Southern Union Co.	11,361
240		WGL Holdings, Inc.	7,738
		TOTAL	33,229
		Generic Drugs--0.4%
1,380		Perrigo Co.	42,559
637	[1]	Warner Chilcott Ltd., Class A	10,797
		TOTAL	53,356
		Home Building--2.2%
1,005		Centex Corp.	27,919
3,679		D.R. Horton, Inc.	63,463
255	[1]	Hovnanian Enterprises, Inc., Class A	2,522
1,248		KB HOME	34,320
1,339		Lennar Corp., Class A	27,583
544		M.D.C. Holdings, Inc.	25,171
32	[1]	NVR, Inc.	20,208
2,680		Pulte Homes, Inc.	43,791
709		Ryland Group, Inc.	23,900
1,049	[1]	Toll Brothers, Inc.	24,421
		TOTAL	293,298
		Industrial Machinery--0.1%
140	[1]	H&E Equipment Services, Inc.	2,325
286	[1]	Terex Corp.	16,805
		TOTAL	19,130
		Insurance Brokerage--0.2%
4	[1]	Markel Corp.	1,852
620		Odyssey Re Holdings Corp.	23,548
		TOTAL	25,400
Shares			Value
		COMMON STOCKS--continued
		Integrated Domestic Oil--4.9%
7,402		ConocoPhillips	$594,529
1,482		Marathon Oil Corp.	69,432
		TOTAL	663,961
		Integrated International Oil--4.4%
7,020		Chevron Corp.	593,190
		Internet Services--3.6%
4,372	[1]	Amazon.com, Inc.	339,704
8	[1]	Blue Nile, Inc.	442
428	[1]	Priceline.com, Inc.	46,447
3,916	[1]	eBay, Inc.	105,301
		TOTAL	491,894
		Life Insurance--4.6%
5,699		MetLife, Inc.	336,070
192		Nationwide Financial Services, Inc., Class A	8,481
555		Protective Life Corp.	22,056
2,308		Prudential Financial, Inc.	194,726
555		StanCorp Financial Group, Inc.	27,312
568		Torchmark Corp.	34,682
		TOTAL	623,327
		Lumber Products--0.1%
900		Louisiana-Pacific Corp.	13,743
		Major Steel Producer--2.6%
3,390		United States Steel Corp.	346,153
		Maritime--0.8%
221		Genco Shipping & Trading Ltd.	10,900
844	[1]	Kirby Corp.	38,807
942		Overseas Shipholding Group, Inc.	61,437
		TOTAL	111,144
		Medical Supplies--0.1%
480		Mentor Corp.	16,618
		Medical Technology--0.6%
307	[1]	Intuitive Surgical, Inc.	77,978
Shares			Value
		COMMON STOCKS--continued
		Metal Containers--0.0%
32		Greif, Inc., Class A	$2,106
		Metal Fabrication--1.7%
1,966		Precision Castparts Corp.	223,731
		Mini-Mill Producer--0.2%
223		Nucor Corp.	12,889
149		Schnitzer Steel Industries, Inc., Class A	8,442
33		Steel Dynamics, Inc.	1,721
		TOTAL	23,052
		Miscellaneous Communications--0.1%
265	[1]	Bankrate, Inc.	14,371
		Miscellaneous Components--0.6%
1,944		Amphenol Corp., Class A	77,643
102	[1]	Fairchild Semiconductor International, Inc., Class A	1,249
		TOTAL	78,892
		Miscellaneous Food Products--0.5%
1,113		Archer-Daniels-Midland Co.	49,028
257		Corn Products International, Inc.	8,687
434	[1]	Fresh Del Monte Produce, Inc.	13,905
		TOTAL	71,620
		Money Center Bank--7.4%
15,249		Bank of America Corp.	676,293
6,960		JPMorgan Chase & Co.	330,948
		TOTAL	1,007,241
		Mortgage and Title--0.2%
87		LandAmerica Financial Group, Inc.	4,538
993		MGIC Investment Corp.	18,370
653		PMI Group, Inc.	6,203
381		Radian Group, Inc.	3,482
		TOTAL	32,593
		Multi-Industry Capital Goods--0.7%
136		Acuity Brands, Inc.	6,189
398		Carlisle Cos., Inc.	13,253
345	[1]	Ceradyne, Inc.	16,612
611		Honeywell International, Inc.	36,092
Shares			Value
		COMMON STOCKS--continued
		Multi-Industry Capital Goods--continued
568	[1]	KBR, Inc.	$17,943
102	[1]	Shaw Group, Inc.	5,763
12		Textron Inc.	673
		TOTAL	96,525
		Multi-Industry Transportation--0.3%
460		FedEx Corp.	43,001
		Multi-Line Insurance--5.1%
7,159		Allstate Corp.	352,724
1,481		Assurant, Inc.	96,102
163		FBL Financial Group, Inc., Class A	5,371
414		Hanover Insurance Group, Inc.	18,858
2,219		Hartford Financial Services Group, Inc.	179,229
157		Infinity Property & Casualty	6,260
187	[1]	Navigators Group, Inc.	10,796
576		UNUMProvident Corp.	13,029
113		Zenith National Insurance Corp.	4,500
		TOTAL	686,869
		Office Supplies--0.1%
300	[1]	United Stationers, Inc.	16,578
		Offshore Driller--0.4%
122	[1]	Bristow Group, Inc.	6,143
666	[1]	Hornbeck Offshore Services, Inc.	25,761
292	[1]	Oceaneering International, Inc.	16,813
		TOTAL	48,717
		Oil Service, Explore & Drill--1.3%
203	[1]	Continental Resources, Inc.	5,057
2,347		Helmerich & Payne, Inc.	92,049
870	[1]	Mariner Energy, Inc.	21,802
244	[1]	McDermott International, Inc.	11,512
498	[1]	Seacor Holdings, Inc.	43,924
		TOTAL	174,344
Shares			Value
		COMMON STOCKS--continued
		Oil Well Supply--4.1%
1,444	[1]	Cameron International Corp.	$58,135
1,837	[1]	FMC Technologies, Inc.	88,470
5,303		Schlumberger Ltd.	400,164
		TOTAL	546,769
		Other Communications Equipment--0.0%
668	[1]	Tellabs, Inc.	4,556
		Paper Products--0.3%
1,326		International Paper Co.	42,763
		Personnel Agency--0.0%
304	[1]	Volt Information Science, Inc.	5,676
		Property Liability Insurance--4.5%
872		American Financial Group, Inc.	24,181
6		Berkley, W.R. Corp.	181
3,882		Chubb Corp.	201,049
211		Loews Corp.	9,852
141		Mercury General Corp.	6,781
282	[1]	Philadelphia Consolidated Holding Corp.	10,096
233	[1]	ProAssurance Corp.	13,444
363		Reinsurance Group of America	21,043
824		SAFECO Corp.	43,977
5,703		The St. Paul Cos.	274,314
136		Transatlantic Holdings, Inc.	9,275
		TOTAL	614,193
		Railroad--3.2%
783		CSX Corp.	37,960
1,851		Norfolk Southern Corp.	100,676
2,321		Union Pacific Corp.	290,195
		TOTAL	428,831
		Recreational Vehicles--0.1%
189		Harley Davidson, Inc.	7,670
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--4.6%
739		Associated Banc Corp.	$20,825
2,469		BB&T Corp.	89,575
433		City National Corp.	24,629
248		Frontier Financial Corp.	5,049
137		KeyCorp	3,583
1,054		M & T Bank Corp.	96,726
1,568		SunTrust Banks, Inc.	108,114
263		UnionBanCal Corp.	12,903
6,065		Wachovia Corp.	236,110
459		Wells Fargo & Co.	15,611
253		Wilmington Trust Corp.	8,822
		TOTAL	621,947
		Restaurant--0.1%
51	[1]	Chipotle Mexican Grill, Inc.	6,209
		Savings & Loan--2.8%
369		Astoria Financial Corp.	10,029
420		Downey Financial Corp.	14,490
2,971		Federal Home Loan Mortgage Corp.	90,289
4,273		Federal National Mortgage Association	144,684
1,650		Hudson City Bancorp, Inc.	27,027
453		Newalliance Bancshares, Inc.	5,572
2,804		Washington Mutual Bank	55,856
740		Webster Financial Corp. Waterbury	25,064
		TOTAL	373,011
		Securities Brokerage--2.6%
1,464		Goldman Sachs Group, Inc.	293,927
174	[1]	Interactive Brokers Group, Inc., Class A	6,057
379	[1]	Knight Capital Group, Inc., Class A	6,348
1,088		OptionsXpress Holdings, Inc.	29,507
248		Raymond James Financial, Inc.	6,966
635	[1]	TD Ameritrade Holding Corp.	11,913
		TOTAL	354,718
Shares			Value
		COMMON STOCKS--continued
		Semiconductor Distribution--0.5%
1,929	[1]	Avnet, Inc.	$68,692
		Semiconductor Manufacturing--2.1%
264		Intersil Holding Corp., Class A	6,080
3,014	[1]	MEMC Electronic Materials, Inc.	215,380
1,994	[1]	Micron Technology, Inc.	14,018
993	[1]	Omnivision Technologies, Inc.	14,061
417	[1]	Plexus Corp.	9,420
567	[1]	Silicon Laboratories, Inc.	17,713
433	[1]	Spansion, Inc.	1,654
		TOTAL	278,326
		Services to Medical Professionals--0.6%
824	[1]	Express Scripts, Inc.	55,612
252	[1]	Humana, Inc.	20,236
88	[1]	Medco Health Solutions, Inc.	4,407
		TOTAL	80,255
		Shoes--0.1%
194	[1]	Crocs, Inc.	6,749
67	[1]	Deckers Outdoor Corp.	8,123
		TOTAL	14,872
		Software Packaged/Custom--1.4%
1,342	[1]	Activision, Inc.	34,717
373	[1]	Advent Software, Inc.	16,845
338	[1]	CSG Systems International, Inc.	4,313
2,595	[1]	Computer Sciences Corp.	109,820
1,296		Electronic Data Systems Corp.	26,050
		TOTAL	191,745
		Specialty Chemicals--0.3%
90		Ashland, Inc.	4,098
149		Minerals Technologies, Inc.	8,106
465	[1]	OM Group, Inc.	26,682
		TOTAL	38,886
Shares			Value
		COMMON STOCKS--continued
		Specialty Retailing--0.4%
293		Barnes & Noble, Inc.	$9,947
389	[1]	Bed Bath & Beyond, Inc.	12,541
461	[1]	Big Lots, Inc.	8,003
231	[1]	Tractor Supply Co.	8,903
486	[1]	Zale Corp.	7,970
		TOTAL	47,364
		Stainless Steel Producer--0.0%
66		Carpenter Technology Corp.	4,068
		Telecomm Equipment & Services--0.9%
5,193		Corning, Inc.	124,995
		Toys & Games--0.1%
300	[1]	JAKKS Pacific, Inc.	7,068
		Trucking--0.2%
578		Ryder System, Inc.	30,091
		Undesignated Consumer Cyclicals--1.2%
1,565		DeVRY, Inc.	86,372
113	[1]	ITT Educational Services, Inc.	10,323
110	[1]	Parexel International Corp.	5,985
1,287		Pharmaceutical Product Development, Inc.	55,804
		TOTAL	158,484
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,214,906)	13,083,926
		MUTUAL FUND--1.2%
159,192	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	159,192
		TOTAL INVESTMENTS--98.0% (IDENTIFIED COST $12,374,098) [4]	13,243,118
		OTHER ASSETS AND LIABILITIES - NET--2.0% [5]	268,510
		TOTAL NET ASSETS--100%	$13,511,628

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $159,192 of investments in an affiliated issuer (Note 5) (identified cost $12,374,098)		$13,243,118
Income receivable		6,631
Receivable for investments sold		340,899
Receivable for shares sold		298,818
Prepaid expenses		2,734
TOTAL ASSETS		13,892,200
Liabilities:
Payable for investments purchased	$344,632
Payable for shares redeemed	27,217
Payable for Directors'/Trustees fees	418
Payable for distribution services fee (Note 5)	2,929
Payable for shareholder services fee (Note 5)	5,376
TOTAL LIABILITIES		380,572
Net assets for 1,173,093 shares outstanding		$13,511,628
Net Assets Consist of:
Paid-in capital		$13,006,397
Net unrealized appreciation of investments		869,020
Accumulated net realized loss on investments		(353,122)
Accumulated net investment income (loss)		(10,667)
TOTAL NET ASSETS		$13,511,628
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,097,502 ÷ 439,210 shares outstanding), no par value, unlimited shares authorized		$11.61
Offering price per share		$11.61
Redemption proceeds per share		$11.61
Class A Shares:
Net asset value per share ($4,977,602 ÷ 430,771 shares outstanding), no par value, unlimited shares authorized		$11.56
Offering price per share (100/94.50 of $11.56) [1]		$12.23
Redemption proceeds per share		$11.56
Class C Shares:
Net asset value per share ($3,436,524 ÷ 303,112 shares outstanding), no par value, unlimited shares authorized		$11.34
Offering price per share		$11.34
Redemption proceeds per share (99.00/100 of $11.34) [1]		$11.23

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $4,840 received from an affiliated issuer (Note 5))			$95,604
Expenses:
Investment adviser fee (Note 5)		$54,243
Administrative personnel and services fee (Note 5)		115,629
Custodian fees		10,103
Transfer and dividend disbursing agent fees and expenses		26,503
Directors'/Trustees' fees		615
Auditing fees		11,386
Legal fees		5,718
Portfolio accounting fees		38,394
Distribution services fee--Class C Shares (Note 5)		12,317
Shareholder services fee--Class A Shares (Note 5)		5,624
Shareholder services fee--Class C Shares (Note 5)		3,952
Share registration costs		25,678
Printing and postage		12,442
Insurance premiums		3,065
Miscellaneous		1,482
TOTAL EXPENSES		327,151
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(54,243)
Waiver of administrative personnel and services fee	(22,562)
Reimbursement of other operating expenses	(144,075)
TOTAL WAIVERS AND REIMBURSEMENTS		(220,880)
Net expenses			106,271
Net investment income (loss)			(10,667)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(278,034)
Net change in unrealized appreciation of investments			42,959
Net realized and unrealized loss on investments			(235,075)
Change in net assets resulting from operations			$(245,742)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(10,667)	$(19,783)
Net realized gain (loss) on investments	(278,034)	222,906
Net change in unrealized appreciation/depreciation of investments	42,959	531,414
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(245,742)	734,537
Share Transactions:
Proceeds from sale of shares	3,886,512	6,651,420
Cost of shares redeemed	(684,429)	(1,606,158)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,202,083	5,045,262
Redemption fees	--	1,870
Change in net assets	2,956,341	5,781,669
Net Assets:
Beginning of period	10,555,287	4,773,618
End of period (including accumulated net investment income (loss) of $(10,667) and $0, respectively)	$13,511,628	$10,555,287

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Tax Aware/All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation while seeking to minimize the impact of taxes.

MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	143,908	$1,740,114	259,278	$2,871,927
Shares redeemed	(16,562)	(200,614)	(80,930)	(876,653)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	127,346	$1,539,500	178,348	$1,995,274

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	126,796	$1,542,130	187,148	$2,138,258
Shares redeemed	(30,955)	(362,533)	(51,271)	(591,818)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	95,841	$1,179,597	135,877	$1,546,440

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	51,194	$604,268	144,501	$1,641,235
Shares redeemed	(10,145)	(121,282)	(11,851)	(137,687)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	41,049	$482,986	132,650	$1,503,548
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	264,236	$3,202,083	446,875	$5,045,262

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $652, $712 and $506, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $12,374,098. The net unrealized appreciation of investments for federal tax purposes was $869,020. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,157,580 and net unrealized depreciation from investments for those securities having an excess of cost over value of $288,560.

At July 31, 2007, the Fund had a capital loss carryforward of $71,787 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$ 2,945
2015	$68,842

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $54,158 of its fee and reimbursed $144,075 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under the previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 1.544% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,562 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $4,032 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $3,048 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $431 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.40%, 1.65% and 2.40%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $85. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	189,358	2,815,420	2,845,586	159,192	$159,192	$4,840

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$11,724,275
Sales	$8,875,188

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2006. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R403
Cusip 31421R502

36402 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Tax
Aware/All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	1/31/2008		7/31/2007 [1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.69		$10.36	$10.00
Income From Investment Operations:
Net investment income (loss)	0.00	[3]	0.01 [4]	(0.03	) [4]
Net realized and unrealized gain (loss) on investments	(0.08)		1.32	0.39
TOTAL FROM INVESTMENT OPERATIONS	(0.08)		1.33	0.36
Net Asset Value, End of Period	$11.61		$11.69	$10.36
Total Return [5]	(0.68)%		12.84%	3.60%

Ratios to Average Net Assets:
Net expenses	1.40	% [6]	1.40%	1.76	% [6]
Net investment income (loss)	0.19	% [6]	0.12%	(0.25	)% [6]
Expense waiver/reimbursement [7]	3.66	% [6]	5.47%	3.71	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,098		$3,645	$1,383
Portfolio turnover	74%		154%	182%

1 MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into the Federated MDT Tax Aware/All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Represents less than $0.01.

4 Per share numbers have been calculated using the average shares method.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 993.20	$7.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.10	$7.10

1 Expenses are equal to the Fund's annualized net expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2008, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Money Center Bank	7.4%
Multi-Line Insurance	5.1%
Crude Oil & Gas Production	5.0%
Integrated Domestic Oil	4.9%
Computers--Low End	4.6%
Life Insurance	4.6%
Regional Bank	4.6%
Property Liability Insurance	4.6%
Agricultural Chemicals	4.5%
Integrated International Oil	4.4%
Oil Well Supply	4.1%
Internet Services	3.6%
Railroad	3.2%
Savings and Loan	2.8%
Securities Brokerage	2.6%
Major Steel Producer	2.6%
Home Building	2.2%
Semiconductor Manufacturing	2.1%
Metal Fabrication	1.7%
Software Packaged/Custom	1.4%
Oil Service, Explore & Drill	1.3%
Diversified Oil	1.3%
Undesignated Consumer Cyclicals	1.2%
Electric Utility	1.1%
Building Supply Stores	1.0%
Other Securities [2]	14.9%
Cash Equivalents [3]	1.2%
Other Assets and Liabilities--Net [4]	2.0%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other Securities."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.8%
		Agricultural Chemicals--4.5%
62		FMC Corp.	$3,296
5,388		Monsanto Co.	605,827
		TOTAL	609,123
		Agricultural Machinery--0.3%
175	[1]	AGCO Corp.	10,538
346		Deere & Co.	30,365
		TOTAL	40,903
		Airline - Regional--0.2%
354	[1]	Republic Airways Holdings, Inc.	7,066
793		SkyWest, Inc.	20,634
		TOTAL	27,700
		Apparel--0.2%
149		Columbia Sportswear Co.	6,504
527		Guess ?, Inc.	19,662
		TOTAL	26,166
		Auto Rentals--0.0%
82	[1]	AMERCO	5,697
		Biotechnology--0.5%
293	[1]	Amgen, Inc.	13,651
594	[1]	Genzyme Corp.	46,409
167	[1]	Martek Biosciences Corp.	4,759
462	[1]	ViroPharma, Inc.	4,093
		TOTAL	68,912
		Bituminous Coal--0.2%
652		Massey Energy Co.	24,241
		Book Publishing--0.0%
146	[1]	Scholastic Corp.	5,003
		Building Supply Stores--1.0%
4,998		Lowe's Cos., Inc.	132,147
Shares			Value
		COMMON STOCKS--continued
		Clothing Stores--0.4%
467	[1]	Aeropostale, Inc.	$13,155
401	[1]	Fossil, Inc.	13,626
420	[1]	Hanesbrands, Inc.	10,756
421	[1]	Jos A. Bank Clothiers, Inc.	11,468
		TOTAL	49,005
		Commodity Chemicals--0.1%
212		Dow Chemical Co.	8,196
		Computer Peripherals--0.2%
859	[1]	Lexmark International Group, Class A	31,104
		Computer Stores--0.1%
357	[1]	Tech Data Corp.	12,274
		Computers - Low End--4.6%
4,635	[1]	Apple, Inc.	627,394
		Construction Machinery--0.2%
721		Manitowoc, Inc.	27,485
		Contracting--0.0%
71	[1]	Jacobs Engineering Group, Inc.	5,427
		Copper--0.1%
117	[1]	Southern Copper Corp.	10,979
		Crude Oil & Gas Production--4.9%
1,275		Anadarko Petroleum Corp.	74,702
4,480		Apache Corp.	427,571
480		Cimarex Energy Co.	19,589
854		Devon Energy Corp.	72,573
395	[1]	Newfield Exploration Co.	19,703
183		Pioneer Natural Resources, Inc.	7,668
528	[1]	Stone Energy Corp.	21,648
293	[1]	Swift Energy Co.	12,643
		TOTAL	656,097
		Defense Aerospace--0.1%
217		Goodrich (B.F.) Co.	13,573
		Defense Electronics--0.2%
434	[1]	FLIR Systems, Inc.	13,141
60	[1]	First Solar, Inc.	10,906
		TOTAL	24,047
Shares			Value
		COMMON STOCKS--continued
		Department Stores--0.6%
809		Dillards, Inc., Class A	$16,042
614	[1]	Sears Holdings Corp.	67,841
		TOTAL	83,883
		Discount Department Stores--0.1%
368	[1]	BJ's Wholesale Club, Inc.	11,938
		Diversified Leisure--0.4%
364	[1]	Bally Technologies, Inc.	17,341
462		Carnival Corp.	20,554
428	[1]	Gaylord Entertainment Co.	12,493
		TOTAL	50,388
		Diversified Oil--1.3%
393		Murphy Oil Corp.	28,901
2,111		Occidental Petroleum Corp.	143,274
		TOTAL	172,175
		Drug Stores--0.1%
337		Longs Drug Stores Corp.	15,505
		Electric Utility--1.1%
90	[1]	Allegheny Energy, Inc.	4,931
141		FPL Group, Inc.	9,092
656		Northeast Utilities Co.	18,184
502		SCANA Corp.	18,720
1,376		Sempra Energy	76,918
429		Wisconsin Energy Corp.	19,532
		TOTAL	147,377
		Electrical Equipment--0.2%
153	[1]	Thomas & Betts Corp.	6,923
1,741		Xerox Corp.	26,811
		TOTAL	33,734
		Electronic Instruments--0.0%
74		Analogic Corp.	4,370
		Ethical Drugs--0.8%
1,413	[1]	Forest Laboratories, Inc., Class A	56,195
290		Pfizer, Inc.	6,783
1,072		Wyeth	42,666
		TOTAL	105,644
Shares			Value
		COMMON STOCKS--continued
		Financial Services--0.9%
2,173		Ameriprise Financial, Inc.	$120,189
		Gas Distributor--0.2%
260		NICOR, Inc.	10,660
74		New Jersey Resources Corp.	3,470
418	[1]	Southern Union Co.	11,361
240		WGL Holdings, Inc.	7,738
		TOTAL	33,229
		Generic Drugs--0.4%
1,380		Perrigo Co.	42,559
637	[1]	Warner Chilcott Ltd., Class A	10,797
		TOTAL	53,356
		Home Building--2.2%
1,005		Centex Corp.	27,919
3,679		D.R. Horton, Inc.	63,463
255	[1]	Hovnanian Enterprises, Inc., Class A	2,522
1,248		KB HOME	34,320
1,339		Lennar Corp., Class A	27,583
544		M.D.C. Holdings, Inc.	25,171
32	[1]	NVR, Inc.	20,208
2,680		Pulte Homes, Inc.	43,791
709		Ryland Group, Inc.	23,900
1,049	[1]	Toll Brothers, Inc.	24,421
		TOTAL	293,298
		Industrial Machinery--0.1%
140	[1]	H&E Equipment Services, Inc.	2,325
286	[1]	Terex Corp.	16,805
		TOTAL	19,130
		Insurance Brokerage--0.2%
4	[1]	Markel Corp.	1,852
620		Odyssey Re Holdings Corp.	23,548
		TOTAL	25,400
Shares			Value
		COMMON STOCKS--continued
		Integrated Domestic Oil--4.9%
7,402		ConocoPhillips	$594,529
1,482		Marathon Oil Corp.	69,432
		TOTAL	663,961
		Integrated International Oil--4.4%
7,020		Chevron Corp.	593,190
		Internet Services--3.6%
4,372	[1]	Amazon.com, Inc.	339,704
8	[1]	Blue Nile, Inc.	442
428	[1]	Priceline.com, Inc.	46,447
3,916	[1]	eBay, Inc.	105,301
		TOTAL	491,894
		Life Insurance--4.6%
5,699		MetLife, Inc.	336,070
192		Nationwide Financial Services, Inc., Class A	8,481
555		Protective Life Corp.	22,056
2,308		Prudential Financial, Inc.	194,726
555		StanCorp Financial Group, Inc.	27,312
568		Torchmark Corp.	34,682
		TOTAL	623,327
		Lumber Products--0.1%
900		Louisiana-Pacific Corp.	13,743
		Major Steel Producer--2.6%
3,390		United States Steel Corp.	346,153
		Maritime--0.8%
221		Genco Shipping & Trading Ltd.	10,900
844	[1]	Kirby Corp.	38,807
942		Overseas Shipholding Group, Inc.	61,437
		TOTAL	111,144
		Medical Supplies--0.1%
480		Mentor Corp.	16,618
		Medical Technology--0.6%
307	[1]	Intuitive Surgical, Inc.	77,978
Shares			Value
		COMMON STOCKS--continued
		Metal Containers--0.0%
32		Greif, Inc., Class A	$2,106
		Metal Fabrication--1.7%
1,966		Precision Castparts Corp.	223,731
		Mini-Mill Producer--0.2%
223		Nucor Corp.	12,889
149		Schnitzer Steel Industries, Inc., Class A	8,442
33		Steel Dynamics, Inc.	1,721
		TOTAL	23,052
		Miscellaneous Communications--0.1%
265	[1]	Bankrate, Inc.	14,371
		Miscellaneous Components--0.6%
1,944		Amphenol Corp., Class A	77,643
102	[1]	Fairchild Semiconductor International, Inc., Class A	1,249
		TOTAL	78,892
		Miscellaneous Food Products--0.5%
1,113		Archer-Daniels-Midland Co.	49,028
257		Corn Products International, Inc.	8,687
434	[1]	Fresh Del Monte Produce, Inc.	13,905
		TOTAL	71,620
		Money Center Bank--7.4%
15,249		Bank of America Corp.	676,293
6,960		JPMorgan Chase & Co.	330,948
		TOTAL	1,007,241
		Mortgage and Title--0.2%
87		LandAmerica Financial Group, Inc.	4,538
993		MGIC Investment Corp.	18,370
653		PMI Group, Inc.	6,203
381		Radian Group, Inc.	3,482
		TOTAL	32,593
		Multi-Industry Capital Goods--0.7%
136		Acuity Brands, Inc.	6,189
398		Carlisle Cos., Inc.	13,253
345	[1]	Ceradyne, Inc.	16,612
611		Honeywell International, Inc.	36,092
Shares			Value
		COMMON STOCKS--continued
		Multi-Industry Capital Goods--continued
568	[1]	KBR, Inc.	$17,943
102	[1]	Shaw Group, Inc.	5,763
12		Textron Inc.	673
		TOTAL	96,525
		Multi-Industry Transportation--0.3%
460		FedEx Corp.	43,001
		Multi-Line Insurance--5.1%
7,159		Allstate Corp.	352,724
1,481		Assurant, Inc.	96,102
163		FBL Financial Group, Inc., Class A	5,371
414		Hanover Insurance Group, Inc.	18,858
2,219		Hartford Financial Services Group, Inc.	179,229
157		Infinity Property & Casualty	6,260
187	[1]	Navigators Group, Inc.	10,796
576		UNUMProvident Corp.	13,029
113		Zenith National Insurance Corp.	4,500
		TOTAL	686,869
		Office Supplies--0.1%
300	[1]	United Stationers, Inc.	16,578
		Offshore Driller--0.4%
122	[1]	Bristow Group, Inc.	6,143
666	[1]	Hornbeck Offshore Services, Inc.	25,761
292	[1]	Oceaneering International, Inc.	16,813
		TOTAL	48,717
		Oil Service, Explore & Drill--1.3%
203	[1]	Continental Resources, Inc.	5,057
2,347		Helmerich & Payne, Inc.	92,049
870	[1]	Mariner Energy, Inc.	21,802
244	[1]	McDermott International, Inc.	11,512
498	[1]	Seacor Holdings, Inc.	43,924
		TOTAL	174,344
Shares			Value
		COMMON STOCKS--continued
		Oil Well Supply--4.1%
1,444	[1]	Cameron International Corp.	$58,135
1,837	[1]	FMC Technologies, Inc.	88,470
5,303		Schlumberger Ltd.	400,164
		TOTAL	546,769
		Other Communications Equipment--0.0%
668	[1]	Tellabs, Inc.	4,556
		Paper Products--0.3%
1,326		International Paper Co.	42,763
		Personnel Agency--0.0%
304	[1]	Volt Information Science, Inc.	5,676
		Property Liability Insurance--4.5%
872		American Financial Group, Inc.	24,181
6		Berkley, W.R. Corp.	181
3,882		Chubb Corp.	201,049
211		Loews Corp.	9,852
141		Mercury General Corp.	6,781
282	[1]	Philadelphia Consolidated Holding Corp.	10,096
233	[1]	ProAssurance Corp.	13,444
363		Reinsurance Group of America	21,043
824		SAFECO Corp.	43,977
5,703		The St. Paul Cos.	274,314
136		Transatlantic Holdings, Inc.	9,275
		TOTAL	614,193
		Railroad--3.2%
783		CSX Corp.	37,960
1,851		Norfolk Southern Corp.	100,676
2,321		Union Pacific Corp.	290,195
		TOTAL	428,831
		Recreational Vehicles--0.1%
189		Harley Davidson, Inc.	7,670
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--4.6%
739		Associated Banc Corp.	$20,825
2,469		BB&T Corp.	89,575
433		City National Corp.	24,629
248		Frontier Financial Corp.	5,049
137		KeyCorp	3,583
1,054		M & T Bank Corp.	96,726
1,568		SunTrust Banks, Inc.	108,114
263		UnionBanCal Corp.	12,903
6,065		Wachovia Corp.	236,110
459		Wells Fargo & Co.	15,611
253		Wilmington Trust Corp.	8,822
		TOTAL	621,947
		Restaurant--0.1%
51	[1]	Chipotle Mexican Grill, Inc.	6,209
		Savings & Loan--2.8%
369		Astoria Financial Corp.	10,029
420		Downey Financial Corp.	14,490
2,971		Federal Home Loan Mortgage Corp.	90,289
4,273		Federal National Mortgage Association	144,684
1,650		Hudson City Bancorp, Inc.	27,027
453		Newalliance Bancshares, Inc.	5,572
2,804		Washington Mutual Bank	55,856
740		Webster Financial Corp. Waterbury	25,064
		TOTAL	373,011
		Securities Brokerage--2.6%
1,464		Goldman Sachs Group, Inc.	293,927
174	[1]	Interactive Brokers Group, Inc., Class A	6,057
379	[1]	Knight Capital Group, Inc., Class A	6,348
1,088		OptionsXpress Holdings, Inc.	29,507
248		Raymond James Financial, Inc.	6,966
635	[1]	TD Ameritrade Holding Corp.	11,913
		TOTAL	354,718
Shares			Value
		COMMON STOCKS--continued
		Semiconductor Distribution--0.5%
1,929	[1]	Avnet, Inc.	$68,692
		Semiconductor Manufacturing--2.1%
264		Intersil Holding Corp., Class A	6,080
3,014	[1]	MEMC Electronic Materials, Inc.	215,380
1,994	[1]	Micron Technology, Inc.	14,018
993	[1]	Omnivision Technologies, Inc.	14,061
417	[1]	Plexus Corp.	9,420
567	[1]	Silicon Laboratories, Inc.	17,713
433	[1]	Spansion, Inc.	1,654
		TOTAL	278,326
		Services to Medical Professionals--0.6%
824	[1]	Express Scripts, Inc.	55,612
252	[1]	Humana, Inc.	20,236
88	[1]	Medco Health Solutions, Inc.	4,407
		TOTAL	80,255
		Shoes--0.1%
194	[1]	Crocs, Inc.	6,749
67	[1]	Deckers Outdoor Corp.	8,123
		TOTAL	14,872
		Software Packaged/Custom--1.4%
1,342	[1]	Activision, Inc.	34,717
373	[1]	Advent Software, Inc.	16,845
338	[1]	CSG Systems International, Inc.	4,313
2,595	[1]	Computer Sciences Corp.	109,820
1,296		Electronic Data Systems Corp.	26,050
		TOTAL	191,745
		Specialty Chemicals--0.3%
90		Ashland, Inc.	4,098
149		Minerals Technologies, Inc.	8,106
465	[1]	OM Group, Inc.	26,682
		TOTAL	38,886
Shares			Value
		COMMON STOCKS--continued
		Specialty Retailing--0.4%
293		Barnes & Noble, Inc.	$9,947
389	[1]	Bed Bath & Beyond, Inc.	12,541
461	[1]	Big Lots, Inc.	8,003
231	[1]	Tractor Supply Co.	8,903
486	[1]	Zale Corp.	7,970
		TOTAL	47,364
		Stainless Steel Producer--0.0%
66		Carpenter Technology Corp.	4,068
		Telecomm Equipment & Services--0.9%
5,193		Corning, Inc.	124,995
		Toys & Games--0.1%
300	[1]	JAKKS Pacific, Inc.	7,068
		Trucking--0.2%
578		Ryder System, Inc.	30,091
		Undesignated Consumer Cyclicals--1.2%
1,565		DeVRY, Inc.	86,372
113	[1]	ITT Educational Services, Inc.	10,323
110	[1]	Parexel International Corp.	5,985
1,287		Pharmaceutical Product Development, Inc.	55,804
		TOTAL	158,484
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,214,906)	13,083,926
		MUTUAL FUND--1.2%
159,192	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	159,192
		TOTAL INVESTMENTS--98.0% (IDENTIFIED COST $12,374,098) [4]	13,243,118
		OTHER ASSETS AND LIABILITIES - NET--2.0% [5]	268,510
		TOTAL NET ASSETS--100%	$13,511,628

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $159,192 of investments in an affiliated issuer (Note 5) (identified cost $12,374,098)		$13,243,118
Income receivable		6,631
Receivable for investments sold		340,899
Receivable for shares sold		298,818
Prepaid expenses		2,734
TOTAL ASSETS		13,892,200
Liabilities:
Payable for investments purchased	$344,632
Payable for shares redeemed	27,217
Payable for Directors'/Trustees fees	418
Payable for distribution services fee (Note 5)	2,929
Payable for shareholder services fee (Note 5)	5,376
TOTAL LIABILITIES		380,572
Net assets for 1,173,093 shares outstanding		$13,511,628
Net Assets Consist of:
Paid-in capital		$13,006,397
Net unrealized appreciation of investments		869,020
Accumulated net realized loss on investments		(353,122)
Accumulated net investment income (loss)		(10,667)
TOTAL NET ASSETS		$13,511,628
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,097,502 ÷ 439,210 shares outstanding), no par value, unlimited shares authorized		$11.61
Offering price per share		$11.61
Redemption proceeds per share		$11.61
Class A Shares:
Net asset value per share ($4,977,602 ÷ 430,771 shares outstanding), no par value, unlimited shares authorized		$11.56
Offering price per share (100/94.50 of $11.56) [1]		$12.23
Redemption proceeds per share		$11.56
Class C Shares:
Net asset value per share ($3,436,524 ÷ 303,112 shares outstanding), no par value, unlimited shares authorized		$11.34
Offering price per share		$11.34
Redemption proceeds per share (99.00/100 of $11.34) [1]		$11.23

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends (including $4,840 received from an affiliated issuer (Note 5))			$95,604
Expenses:
Investment adviser fee (Note 5)		$54,243
Administrative personnel and services fee (Note 5)		115,629
Custodian fees		10,103
Transfer and dividend disbursing agent fees and expenses		26,503
Directors'/Trustees' fees		615
Auditing fees		11,386
Legal fees		5,718
Portfolio accounting fees		38,394
Distribution services fee--Class C Shares (Note 5)		12,317
Shareholder services fee--Class A Shares (Note 5)		5,624
Shareholder services fee--Class C Shares (Note 5)		3,952
Share registration costs		25,678
Printing and postage		12,442
Insurance premiums		3,065
Miscellaneous		1,482
TOTAL EXPENSES		327,151
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(54,243)
Waiver of administrative personnel and services fee	(22,562)
Reimbursement of other operating expenses	(144,075)
TOTAL WAIVERS AND REIMBURSEMENTS		(220,880)
Net expenses			106,271
Net investment income (loss)			(10,667)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(278,034)
Net change in unrealized appreciation of investments			42,959
Net realized and unrealized loss on investments			(235,075)
Change in net assets resulting from operations			$(245,742)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(10,667)	$(19,783)
Net realized gain (loss) on investments	(278,034)	222,906
Net change in unrealized appreciation/depreciation of investments	42,959	531,414
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(245,742)	734,537
Share Transactions:
Proceeds from sale of shares	3,886,512	6,651,420
Cost of shares redeemed	(684,429)	(1,606,158)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,202,083	5,045,262
Redemption fees	--	1,870
Change in net assets	2,956,341	5,781,669
Net Assets:
Beginning of period	10,555,287	4,773,618
End of period (including accumulated net investment income (loss) of $(10,667) and $0, respectively)	$13,511,628	$10,555,287

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Tax Aware/All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation while seeking to minimize the impact of taxes.

MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	143,908	$1,740,114	259,278	$2,871,927
Shares redeemed	(16,562)	(200,614)	(80,930)	(876,653)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	127,346	$1,539,500	178,348	$1,995,274

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	126,796	$1,542,130	187,148	$2,138,258
Shares redeemed	(30,955)	(362,533)	(51,271)	(591,818)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	95,841	$1,179,597	135,877	$1,546,440

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	51,194	$604,268	144,501	$1,641,235
Shares redeemed	(10,145)	(121,282)	(11,851)	(137,687)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	41,049	$482,986	132,650	$1,503,548
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	264,236	$3,202,083	446,875	$5,045,262

Redemption Fees

Prior to December 11, 2006, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended July 31, 2007, the redemption fees for Institutional Shares, Class A Shares and Class C Shares amounted to $652, $712 and $506, respectively.

4. FEDERAL TAX INFORMATION

At January 31, 2008, the cost of investments for federal tax purposes was $12,374,098. The net unrealized appreciation of investments for federal tax purposes was $869,020. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,157,580 and net unrealized depreciation from investments for those securities having an excess of cost over value of $288,560.

At July 31, 2007, the Fund had a capital loss carryforward of $71,787 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$ 2,945
2015	$68,842

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $54,158 of its fee and reimbursed $144,075 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive a portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under the previous administrative services contract. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 1.544% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,562 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act which became effective December 11, 2006. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $4,032 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on March 31, 2008. For the six months ended January 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended January 31, 2008, FSC retained $3,048 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $431 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.40%, 1.65% and 2.40%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2008, the Adviser reimbursed $85. Transactions with the affiliated company during the six months ended January 31, 2008 are as follows:

Affiliate	Balance of Shares Held 7/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	189,358	2,815,420	2,845,586	159,192	$159,192	$4,840

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2008, were as follows:

Purchases	$11,724,275
Sales	$8,875,188

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2006. In addition, the Board was informed by the Adviser that, for the same period, the Fund underperformed its benchmark index. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R601

36405 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated MDT Series

By                      /S/  Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 20, 2008

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008